UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2007

Item 1. Reports to Stockholders

Fidelity

Asset Manager® 50%

Semiannual Report

March 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investment Summary	<Click Here>	A summary of the fund's holdings.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual Example is based on an investment of $1,000 at the beginning of the period and held for the entire period (October 1, 2006 to March 31, 2007) for the Asset Manager 50% Class and for the entire period (October 2, 2006 to March 31, 2007) for Class A, Class T, Class B, Class C and Institutional Class. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (October 1, 2006 to March 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2006	Ending Account Value March 31, 2007	Expenses Paid During Period* October 1, 2006 to March 31, 2007
Class A
Actual	$ 1,000.00	$ 1,064.10	$ 5.07 B
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 4.99 C
Class T
Actual	$ 1,000.00	$ 1,063.10	$ 6.29 B
HypotheticalA	$ 1,000.00	$ 1,018.80	$ 6.19 C
Class B
Actual	$ 1,000.00	$ 1,060.10	$ 8.89 B
HypotheticalA	$ 1,000.00	$ 1,016.26	$ 8.75 C
Class C
Actual	$ 1,000.00	$ 1,060.50	$ 8.89 B
HypotheticalA	$ 1,000.00	$ 1,016.26	$ 8.75 C
Asset Manager 50%
Actual	$ 1,000.00	$ 1,063.40	$ 3.65 B
HypotheticalA	$ 1,000.00	$ 1,021.39	$ 3.58 C
Institutional Class
Actual	$ 1,000.00	$ 1,066.00	$ 3.64 B
HypotheticalA	$ 1,000.00	$ 1,021.39	$ 3.58 C

A 5% return per year before expenses.

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period) for the Asset Manager 50% Class and multiplied by 181/365 (to reflect the period October 2, 2006 to March 31, 2007) for Class A, Class T, Class B, Class C and Institutional Class.

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized expenses of the underlying Fidelity Central Funds as of the most recent half-year ranged from less than .01% to .01%.

Semiannual Report

Shareholder Expense Example - continued

Annualized Expense Ratio
Class A	.99%
Class T	1.23%
Class B	1.74%
Class C	1.73%
Asset Manager 50%	.71%
Institutional Class	.72%

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.

Top Ten Stocks as of March 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	0.8	1.2
Procter & Gamble Co.	0.6	0.4
AT&T, Inc.	0.6	0.4
American International Group, Inc.	0.6	0.9
JPMorgan Chase & Co.	0.5	0.5
Citigroup, Inc.	0.5	0.4
Bank of America Corp.	0.5	0.5
Exxon Mobil Corp.	0.4	0.3
Johnson & Johnson	0.4	0.6
Wells Fargo & Co.	0.4	0.5
	5.3
Top Five Bond Issuers as of March 31, 2007
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	10.9	11.2
U.S. Treasury Obligations	5.7	4.8
Freddie Mac	3.1	2.6
Ginnie Mae	0.9	0.7
Credit Suisse First Boston Mortgage Corp.	0.7	0.2
	21.3
Asset Allocation (% of fund's net assets)
As of March 31, 2007	As of September 30, 2006
Stock class and Equity Futures 50.6%	Stock class and Equity Futures 49.4%
Bond class 49.2%	Bond class 44.8%
Short-term class 0.2%	Short-term class 5.8%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Investment Summary

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2007
% of fund's net assets
Equity Holdings
Equity Sector Central Funds
Fidelity Financials Central Fund	9.4
Fidelity Information Technology Central Fund	6.6
Fidelity Consumer Discretionary Central Fund	5.1
Fidelity Health Care Central Fund	5.1
Fidelity Industrials Central Fund	4.8
Fidelity Energy Central Fund	4.3
Fidelity Consumer Staples Central Fund	3.6
Fidelity Utilities Central Fund	1.7
Fidelity Materials Central Fund	1.5
Fidelity Telecom Services Central Fund	1.5
Total Equity Sector Central Funds	43.6
All Other Equity Investments	3.6 A
Total Equity Holdings	47.2
Fixed-Income Central Funds
Investment Grade Fixed-Income Funds	37.2
High Yield Fixed-Income Funds	6.5
Total Fixed-Income Central Funds	43.7
Money Market Central Funds	8.7
Other Short-Term Investments and Net Other Assets	0.4
Total	100.0

A Represents percentage of the Fund's total net assets in direct investments of equity holdings with international exposure. The Fund also has exposure to foreign investments indirectly through investment in the Fidelity Central Funds.

At period end, investments in foreign securities, including the Fund's pro-rata share of the underlying Central Funds, was 14.3% of net assets.

For an unaudited list of holdings for each Fidelity Equity and Fixed-Income Central Fund, visit fidelity.com. The reports are located just after the Fund's financial statements and quarterly reports.

Semiannual Report

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Equity Sector Central Funds - 43.6%
	Shares	Value (000s)
Fidelity Consumer Discretionary Central Fund (g)	3,722,741	$ 465,008
Fidelity Consumer Staples Central Fund (g)	2,907,717	330,404
Fidelity Energy Central Fund (g)	3,498,110	394,342
Fidelity Financials Central Fund (g)	7,586,340	853,539
Fidelity Health Care Central Fund (g)	4,281,959	467,119
Fidelity Industrials Central Fund (g)	3,797,187	436,373
Fidelity Information Technology Central Fund (g)	4,779,465	604,029
Fidelity Materials Central Fund (g)	1,112,941	140,776
Fidelity Telecom Services Central Fund (g)	1,006,638	134,426
Fidelity Utilities Central Fund (g)	1,281,153	156,416
TOTAL EQUITY SECTOR CENTRAL FUNDS (Cost $3,344,940)		3,982,432
Fixed-Income Central Funds - 43.7%

Investment Grade Fixed-Income Funds - 37.2%
Fidelity Tactical Income Central Fund (g)	34,344,660	3,392,566
High Yield Fixed-Income Funds - 6.5%
Fidelity Floating Rate Central Fund (g)	2,784,522	280,568
Fidelity High Income Central Fund 1 (g)	3,088,626	312,415
TOTAL HIGH YIELD FIXED-INCOME FUNDS		592,983
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $3,924,603)		3,985,549
Common Stocks - 3.6%

Argentina - 0.1%
Cresud S.A.C.I.F. y A. sponsored ADR	257,700	5,291
Inversiones y Representaciones SA sponsored GDR (a)	203,000	3,883
Pampa Holding SA (a)	4,422,260	3,439
TOTAL ARGENTINA		12,613
Brazil - 0.0%
BrasilAgro - Compania Brasileira de Propriedades Agricolas	4,000	2,420
Canada - 0.7%
Abitibi-Consolidated, Inc.	5,884,700	16,412
Agricore United (ltd. vtg.)	90,000	1,286
Aquiline Resources, Inc. (a)	533,000	3,855
Canadian Natural Resources Ltd.	180,300	9,956
Catalyst Paper Corp. (a)	3,059,700	9,540
NuVista Energy Ltd. (a)	236,700	3,057
ProEx Energy Ltd. (a)	338,900	4,447
Common Stocks - continued
	Shares	Value (000s)
Canada - continued
Saskatchewan Wheat Pool, Inc. (a)	418,100	$ 3,013
Saskatchewan Wheat Pool, Inc.:
subscription receipt 12/31/99 (a)	102,700	734
Saskatchewan Wheat Pool, Inc.:
subscription receipt 12/31/99 (a)(e)	1,021,200	7,297
Suncor Energy, Inc.	57,200	4,352
TOTAL CANADA		63,949
Cayman Islands - 0.1%
GlobalSantaFe Corp.	126,200	7,784
Czech Republic - 0.1%
Philip Morris CR AS	16,500	7,587
France - 0.1%
Renault SA	99,200	11,601
Germany - 0.2%
E.ON AG	67,100	9,091
Lanxess AG (a)	173,500	8,937
TOTAL GERMANY		18,028
Italy - 0.1%
Fiat Spa	506,200	12,769
Japan - 0.7%
Advantest Corp.	25,300	1,121
Aiful Corp.	60,650	1,879
Canon, Inc.	107,700	5,781
Credit Saison Co. Ltd.	22,000	721
Csk Holdings Corp.	27,200	1,137
Dowa Holdings Co. Ltd.	99,000	1,002
Eisai Co. Ltd.	20,900	1,002
Fanuc Ltd.	15,000	1,390
Fast Retailing Co. Ltd.	13,400	1,037
Honda Motor Co. Ltd.	32,600	1,137
Kao Corp.	38,000	1,111
Kose Corp.	289,600	8,553
Kubota Corp.	832,000	7,259
Kuraray Co. Ltd.	169,500	1,824
Kyocera Corp.	13,700	1,287
Marui Co. Ltd.	72,500	885
Millea Holdings, Inc.	127,696	4,706
Mitsubishi Corp.	53,400	1,233
Nissin Healthcare Food Service Co.	1,600	21
Odakyu Electric Railway Co. Ltd.	162,000	1,183
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
SFCG Co. Ltd.	37,020	$ 6,604
Shin-Etsu Chemical Co. Ltd.	17,400	1,059
Softbank Corp. (d)	36,700	940
Sony Corp.	18,100	914
Sumitomo Realty & Development Co. Ltd.	22,300	842
Takeda Pharamaceutical Co. Ltd.	16,600	1,087
Takefuji Corp.	144,420	5,797
TDK Corp.	14,000	1,212
Tokyo Electron Ltd.	13,800	961
Toyota Motor Corp.	15,700	1,006
Toyota Tsusho Corp.	34,000	865
TOTAL JAPAN		65,556
Luxembourg - 0.1%
SES SA FDR unit	382,422	7,254
Netherlands - 0.3%
CNH Global NV	319,200	11,903
Koninklijke Philips Electronics NV (d)	275,200	10,485
Nutreco Holding NV	128,000	9,584
TOTAL NETHERLANDS		31,972
Philippines - 0.1%
DMCI Holdings, Inc.	12,097,000	1,810
Semirara Mining Corp.	5,062,200	2,893
TOTAL PHILIPPINES		4,703
South Africa - 0.2%
Gold Fields Ltd.	54,300	1,003
Gold Fields Ltd. sponsored ADR	1,019,600	18,842
TOTAL SOUTH AFRICA		19,845
Switzerland - 0.1%
Actelion Ltd. (Reg.) (a)	26,778	6,241
United Kingdom - 0.2%
AstraZeneca PLC (United Kingdom)	164,193	8,809
Benfield Group PLC	1,156,000	7,376
TOTAL UNITED KINGDOM		16,185
United States of America - 0.5%
Deere & Co.	114,700	12,461
Monsanto Co.	137,000	7,530
Newmont Mining Corp.	178,500	7,495
Common Stocks - continued
	Shares	Value (000s)
United States of America - continued
Synthes, Inc.	100,754	$ 12,435
Virgin Media, Inc.	206,150	5,205
TOTAL UNITED STATES OF AMERICA		45,126
TOTAL COMMON STOCKS (Cost $297,005)		333,633
Money Market Central Funds - 8.7%

Fidelity Cash Central Fund, 5.41% (b)	360,880,284	360,880
Fidelity Money Market Central Fund, 5.41% (b)	425,013,442	425,013
Fidelity Securities Lending Cash Central Fund, 5.41% (b)(c)	11,567,880	11,568
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $797,461)		797,461
U.S. Treasury Obligations - 0.2%
	Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 4.97% to 5.03% 4/5/07 to 6/7/07 (f) (Cost $15,170)	$ 15,235	15,175
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 5.23%, dated 3/30/07 due 4/2/07 (Collateralized by U.S. Treasury Obligations) # (Cost $5,863)	$ 5,866	5,863
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $8,385,042)		9,120,113
NET OTHER ASSETS - 0.1%		7,826
NET ASSETS - 100%		$ 9,127,939
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
796 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	June 2007	$ 43,701	$ 1,165
333 FTSE 100 Index Contracts (United Kingdom)	June 2007	41,454	1,005
629 S&P 500 Index Contracts	June 2007	225,056	1,860
271 TOPIX 150 Index Contracts (Japan)	June 2007	39,478	787
TOTAL EQUITY INDEX CONTRACTS		$ 349,689	$ 4,817

The face value of futures purchased as a percentage of net assets - 3.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,297,000 or 0.1% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $15,165,000.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$5,863,000 due 4/02/07 at 5.23%
BNP Paribas Securities Corp.	$ 1,705
Banc of America Securities LLC	592
Barclays Capital, Inc.	2,016
Deutsche Bank Securities, Inc.	1,550
$ 5,863
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 7,611
Fidelity Consumer Discretionary Central Fund	4,338
Fidelity Consumer Staples Central Fund	3,374
Fidelity Energy Central Fund	2,423
Fidelity Financials Central Fund	9,291
Fidelity Floating Rate Central Fund	10,480
Fidelity Health Care Central Fund	3,945
Fidelity High Income Central Fund 1	13,195
Fidelity Industrials Central Fund	3,917
Fidelity Information Technology Central Fund	1,079
Fidelity Materials Central Fund	1,675
Fidelity Money Market Central Fund	11,410
Fidelity Securities Lending Cash Central Fund	82
Fidelity Tactical Income Central Fund	86,887
Fidelity Telecom Services Central Fund	1,523
Fidelity Utilities Central Fund	1,955
Total	$ 163,185

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 477,754	$ -	$ 55,994	$ 465,008	59.1%
Fidelity Consumer Staples Central Fund	345,846	-	43,492	330,404	59.1%
Fidelity Energy Central Fund	374,154	-	35,369	394,342	59.1%
Fidelity Financials Central Fund	929,877	-	117,150	853,539	59.1%
Fidelity Floating Rate Central Fund	279,343	-	-	280,568	13.1%
Fidelity Health Care Central Fund	522,446	-	69,895	467,119	59.1%
Fidelity High Income Central Fund 1	327,866	-	25,027	312,415	51.6%
Fidelity Industrials Central Fund	456,421	-	54,240	436,373	59.1%
Fidelity Information Technology Central Fund	639,785	-	89,626	604,029	59.1%
Fidelity Materials Central Fund	128,311	-	14,009	140,776	59.1%
Fidelity Tactical Income Central Fund	3,312,935	69,893	-	3,392,566	65.1%
Fidelity Telecom Services Central Fund	132,358	-	18,254	134,426	59.1%
Fidelity Utilities Central Fund	152,097	-	23,366	156,416	59.1%
Total	$ 8,079,193	$ 69,893	$ 546,422	$ 7,967,981
Other Information
The information in the following tables is based on the combined investment of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	20.9%
AAA,AA,A	13.7%
BBB	6.1%
BB	2.8%
B	2.9%
CCC,CC,C	0.6%
Not Rated	1.1%
Equities	50.6%
Short-Term Investments and Net Other Assets	1.3%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows. Percentages are adjusted for the effect of futures contracts, if applicable.
United States of America	85.7%
United Kingdom	3.2%
Canada	1.7%
Bermuda	1.7%
Japan	1.2%
Cayman Islands	1.0%
Others (individually less than 1%)	5.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $10,710 and repurchase agreements of $5,863) - See accompanying schedule: Unaffiliated issuers (cost $318,038)	$ 354,671
Fidelity Central Funds (cost $8,067,004)	8,765,442
Total Investments (cost $8,385,042)		$ 9,120,113
Receivable for investments sold		20,034
Receivable for fund shares sold		5,544
Dividends receivable		846
Distributions receivable from Fidelity Central Funds		22,391
Prepaid expenses		34
Other receivables		792
Total assets		9,169,754

Liabilities
Payable for investments purchased	$ 16,777
Payable for fund shares redeemed	7,675
Accrued management fee	3,873
Distribution fees payable	2
Payable for daily variation on futures contracts	99
Other affiliated payables	1,483
Other payables and accrued expenses	338
Collateral on securities loaned, at value	11,568
Total liabilities		41,815

Net Assets		$ 9,127,939
Net Assets consist of:
Paid in capital		$ 8,280,047
Undistributed net investment income		67,121
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		40,874
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		739,897
Net Assets		$ 9,127,939

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	March 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,437.6 ÷ 87.381 shares)	$ 16.45

Maximum offering price per share (100/94.25 of $16.45)	$ 17.45
Class T: Net Asset Value and redemption price per share ($1,170 ÷ 71.17 shares)	$ 16.44

Maximum offering price per share (100/96.50 of $16.44)	$ 17.04
Class B: Net Asset Value and offering price per share ($385 ÷ 23.45 shares)A	$ 16.42

Class C: Net Asset Value and offering price per share ($826 ÷ 50.35 shares)A	$ 16.41

Asset Manager 50%: Net Asset Value, offering price and redemption price per share ($9,124,011 ÷ 554,197.35 shares)	$ 16.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($109.5 ÷ 6.65 shares)	$ 16.47

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended March 31, 2007 (Unaudited)

Investment Income
Dividends		$ 1,657
Interest		278
Income from Fidelity Central Funds		163,185
Total income		165,120

Expenses
Management fee	$ 23,586
Transfer agent fees	8,025
Distribution fees	4
Accounting and security lending fees	757
Custodian fees and expenses	50
Independent trustees' compensation	15
Appreciation in deferred trustee compensation account	1
Registration fees	100
Audit	71
Legal	69
Miscellaneous	39
Total expenses before reductions	32,717
Expense reductions	(734)	31,983
Net investment income (loss)		133,137
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $149)	69,109
Fidelity Central Funds	73,758
Foreign currency transactions	(670)
Futures contracts	3,197
Total net realized gain (loss)		145,394
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $202)	289,576
Assets and liabilities in foreign currencies	12
Futures contracts	2,987
Total change in net unrealized appreciation (depreciation)		292,575
Net gain (loss)		437,969
Net increase (decrease) in net assets resulting from operations		$ 571,106

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended March 31, 2007 (Unaudited)	Year ended September 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 133,137	$ 269,443
Net realized gain (loss)	145,394	493,498
Change in net unrealized appreciation (depreciation)	292,575	(60,153)
Net increase (decrease) in net assets resulting from operations	571,106	702,788
Distributions to shareholders from net investment income	(145,847)	(269,411)
Distributions to shareholders from net realized gain	(485,946)	(251,289)
Total distributions	(631,793)	(520,700)
Share transactions - net increase (decrease)	(15,588)	(1,167,821)
Total increase (decrease) in net assets	(76,275)	(985,733)

Net Assets
Beginning of period	9,204,214	10,189,947
End of period (including undistributed net investment income of $67,121 and undistributed net investment income of $79,831, respectively)	$ 9,127,939	$ 9,204,214

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended March 31, 2007 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.21
Net realized and unrealized gain (loss)	.83
Total from investment operations	1.04
Distributions from net investment income	(.26)
Distributions from net realized gain	(.90)
Total distributions	(1.16)
Net asset value, end of period	$ 16.45
Total Return B, C, D	6.41%
Ratios to Average Net Assets H
Expenses before reductions	.99% A
Expenses net of fee waivers, if any	.99% A
Expenses net of all reductions	.98% A
Net investment income (loss)	2.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,438
Portfolio turnover rate F	14% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 2, 2006 (commencement of sale of shares) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expense of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended March 31, 2007 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.19
Net realized and unrealized gain (loss)	.83
Total from investment operations	1.02
Distributions from net investment income	(.25)
Distributions from net realized gain	(.90)
Total distributions	(1.15)
Net asset value, end of period	$ 16.44
Total Return B, C, D	6.31%
Ratios to Average Net Assets H
Expenses before reductions	1.23% A
Expenses net of fee waivers, if any	1.23% A
Expenses net of all reductions	1.22% A
Net investment income (loss)	2.37% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,170
Portfolio turnover rate F	14% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 2, 2006 (commencement of sale of shares) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expense of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended March 31, 2007 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.15
Net realized and unrealized gain (loss)	.82
Total from investment operations	.97
Distributions from net investment income	(.22)
Distributions from net realized gain	(.90)
Total distributions	(1.12)
Net asset value, end of period	$ 16.42
Total Return B, C, D	6.01%
Ratios to Average Net Assets H
Expenses before reductions	1.74% A
Expenses net of fee waivers, if any	1.74% A
Expenses net of all reductions	1.73% A
Net investment income (loss)	1.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 385
Portfolio turnover rate F	14% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 2, 2006 (commencement of sale of shares) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expense of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended March 31, 2007 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.15
Net realized and unrealized gain (loss)	.83
Total from investment operations	.98
Distributions from net investment income	(.24)
Distributions from net realized gain	(.90)
Total distributions	(1.14)
Net asset value, end of period	$ 16.41
Total Return B, C, D	6.05%
Ratios to Average Net Assets H
Expenses before reductions	1.73% A
Expenses net of fee waivers, if any	1.73% A
Expenses net of all reductions	1.72% A
Net investment income (loss)	1.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 826
Portfolio turnover rate F	14% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 2, 2006 (commencement of sale of shares) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expense of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 50%

	Six months ended March 31, 2007	Years ended September 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 16.60	$ 16.28	$ 15.58	$ 14.95	$ 13.01	$ 14.72
Income from Investment Operations
Net investment income (loss) D	.24	.45	.41 F	.33	.40	.49
Net realized and unrealized gain (loss)	.79	.73	.69	.57	1.95	(1.62)
Total from investment operations	1.03	1.18	1.10	.90	2.35	(1.13)
Distributions from net investment income	(.27)	(.45)	(.40)	(.27)	(.41)	(.58)
Distributions from net realized gain	(.90)	(.41)	-	-	-	-
Total distributions	(1.17)	(.86)	(.40)	(.27)	(.41)	(.58)
Net asset value, end of period	$ 16.46	$ 16.60	$ 16.28	$ 15.58	$ 14.95	$ 13.01
Total Return B, C	6.34%	7.50%	7.15%	6.00%	18.26%	(8.17)%
Ratios to Average Net Assets G
Expenses before reductions	.71% A	.72%	.73%	.74%	.75%	.75%
Expenses net of fee waivers, if any	.71% A	.72%	.73%	.74%	.75%	.75%
Expenses net of all reductions	.69% A	.71%	.72%	.73%	.74%	.73%
Net investment income (loss)	2.89% A	2.79%	2.55% F	2.12%	2.82%	3.31%
Supplemental Data
Net assets, end of period (in millions)	$ 9,124	$ 9,204	$ 10,190	$ 10,903	$ 10,813	$ 9,594
Portfolio turnover rate E	14% A	65% H	32% H	78%	120%	129%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. E Amount does not include the portfolio activity of any underlying Fidelity Central Funds. F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 2.28%. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expense of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%. H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended March 31, 2007 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 16.57
Income from Investment Operations
Net investment income (loss) D	.24
Net realized and unrealized gain (loss)	.83
Total from investment operations	1.07
Distributions from net investment income	(.27)
Distributions from net realized gain	(.90)
Total distributions	(1.17)
Net asset value, end of period	$ 16.47
Total Return B, C	6.60%
Ratios to Average Net Assets G
Expenses before reductions	.72% A
Expenses net of fee waivers, if any	.72% A
Expenses net of all reductions	.71% A
Net investment income (loss)	2.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 110
Portfolio turnover rate E	14% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amount does not include the portfolio activity of any underlying Fidelity Central Funds. F For the period October 2, 2006 (commencement of sale of shares) to March 31, 2007. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expense of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2007 (Unaudited)

1. Organization.

Fidelity Asset Manager 50% (the Fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Asset Manager 50% and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund commenced sale of shares of Class A, Class T, Class B, Class C, and Institutional Class and the existing class was designated Asset Manager 50% on October 2, 2006. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Equity Sector Central Funds	Fidelity Management & Research Company, Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Delayed Delivery & When Issued Securities Foreign Securities Repurchase Agreements Restricted Securities	Less than .01% to .01%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity Tactical Income Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements	Less than .01%
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01% to .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Semiannual Report

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's net asset value. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .01%.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 739,203,869
Unrealized depreciation	(5,216,672)
Net unrealized appreciation (depreciation)	$ 733,987,197
Cost for federal income tax purposes	$ 8,386,125,468

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, aggregated $597,457,708 and $1,133,651,387, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .51% of the Fund's average net assets.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 769	$ 268
Class T	.25%	.25%	1,370	258
Class B	.75%	.25%	855	769
Class C	.75%	.25%	1,412	1,289
			$ 4,406	$ 2,584

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,530
Class T	1,912
$ 4,442

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Asset Manager 50%. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Asset Manager 50% shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 610.20
Class T	520.19
Class B	179.21
Class C	291.20
Asset Manager 50%	8,023,694.17
Institutional Class	102.18
	$ 8,025,396

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $111 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $15,981 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $81,754.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Asset Manager 50%'s operating expenses. During the period, this reimbursement reduced the class' expenses by $56,925.

Many of the brokers with whom FMR places trades on behalf of the Fund and the Equity Sector Central Funds provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $312,424 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5,850. During the period, credits reduced each class' transfer agent expense as noted in the table below:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

Transfer Agent expense reduction
Class A	$ 1
Class C	4
Asset Manager 50%	208,202
$ 208,207

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2007 A	Year ended September 30, 2006
From net investment income
Class A	$ 2,423	$ -
Class T	2,826	-
Class B	1,560	-
Class C	1,870	-
Asset Manager 50%	145,836,830	269,411,495
Institutional Class	1,731	-
Total	$ 145,847,240	$ 269,411,495
From net realized gain
Class A	$ 12,138	$ -
Class T	16,061	-
Class B	7,032	-
Class C	9,224	-
Asset Manager 50%	485,895,572	251,289,306
Institutional Class	6,281	-
Total	$ 485,946,308	$ 251,289,306

A Distributions for Class A, Class T, Class B, Class C, and Institutional Class are for the period October 2, 2006 (commencement of sale of shares) to March 31, 2007.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2007 A	Year ended September 30, 2006	Six months ended March 31, 2007 A	Year ended September 30, 2006
Class A
Shares sold	87,767	-	$ 1,432,250	$ -
Reinvestment of distributions	899	-	14,561	-
Shares redeemed	(1,285)	-	(21,270)	-
Net increase (decrease)	87,381	-	$ 1,425,541	$ -
Class T
Shares sold	70,638	-	$ 1,157,010	$ -
Reinvestment of distributions	1,166	-	18,886	-
Shares redeemed	(636)	-	(10,282)	-
Net increase (decrease)	71,168	-	$ 1,165,614	$ -
Class B
Shares sold	24,754	-	$ 405,459	$ -
Reinvestment of distributions	530	-	8,592	-
Shares redeemed	(1,834)	-	(30,180)	-
Net increase (decrease)	23,450	-	$ 383,871	$ -
Class C
Shares sold	49,762	-	$ 817,251	$ -
Reinvestment of distributions	685	-	11,094	-
Shares redeemed	(93)	-	(1,506)	-
Net increase (decrease)	50,354	-	$ 826,839	$ -
Asset Manager 50%
Shares sold	18,549,686	37,568,253	$ 305,779,305	$ 610,699,461
Reinvestment of distributions	37,918,571	31,521,454	615,067,061	507,182,460
Shares redeemed	(56,800,910)	(140,502,838)	(940,345,521)	(2,285,702,637)
Net increase (decrease)	(332,653)	(71,413,131)	$ (19,499,155)	$ (1,167,820,716)
Institutional Class
Shares sold	6,928	-	$ 115,000	$ -
Reinvestment of distributions	494	-	8,012	-
Shares redeemed	(771)	-	(12,500)	-
Net increase (decrease)	6,651	-	$ 110,512	$ -

A Share transactions for Class A, Class T, Class B, Class C, and Institutional Class are for the period October 2, 2006 (commencement of sale of shares) to March 31, 2007.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Research & Analysis Company (formerly Fidelity Management & Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
(for the deaf and hearing impaired)
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

FAA-USAN-0507
1.792161.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Asset Manager 50% -

Class A, Class T, Class B
and Class C

Semiannual Report

March 31, 2007

Class A, Class T, Class B, and Class C are classes of Fidelity
Asset Manager® 50%

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investment Summary	<Click Here>	A summary of the fund's holdings.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual Example is based on an investment of $1,000 at the beginning of the period and held for the entire period (October 1, 2006 to March 31, 2007) for the Asset Manager 50% Class and for the entire period (October 2, 2006 to March 31, 2007) for Class A, Class T, Class B, Class C and Institutional Class. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (October 1, 2006 to March 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2006	Ending Account Value March 31, 2007	Expenses Paid During Period* October 1, 2006 to March 31, 2007
Class A
Actual	$ 1,000.00	$ 1,064.10	$ 5.07 B
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 4.99 C
Class T
Actual	$ 1,000.00	$ 1,063.10	$ 6.29 B
HypotheticalA	$ 1,000.00	$ 1,018.80	$ 6.19 C
Class B
Actual	$ 1,000.00	$ 1,060.10	$ 8.89 B
HypotheticalA	$ 1,000.00	$ 1,016.26	$ 8.75 C
Class C
Actual	$ 1,000.00	$ 1,060.50	$ 8.89 B
HypotheticalA	$ 1,000.00	$ 1,016.26	$ 8.75 C
Asset Manager 50%
Actual	$ 1,000.00	$ 1,063.40	$ 3.65 B
HypotheticalA	$ 1,000.00	$ 1,021.39	$ 3.58 C
Institutional Class
Actual	$ 1,000.00	$ 1,066.00	$ 3.64 B
HypotheticalA	$ 1,000.00	$ 1,021.39	$ 3.58 C

A 5% return per year before expenses.

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period) for the Asset Manager 50% Class and multiplied by 181/365 (to reflect the period October 2, 2006 to March 31, 2007) for Class A, Class T, Class B, Class C and Institutional Class.

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized expenses of the underlying Fidelity Central Funds as of the most recent half-year ranged from less than .01% to .01%.

Semiannual Report

Shareholder Expense Example - continued

Annualized Expense Ratio
Class A	.99%
Class T	1.23%
Class B	1.74%
Class C	1.73%
Asset Manager 50%	.71%
Institutional Class	.72%

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.

Top Ten Stocks as of March 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	0.8	1.2
Procter & Gamble Co.	0.6	0.4
AT&T, Inc.	0.6	0.4
American International Group, Inc.	0.6	0.9
JPMorgan Chase & Co.	0.5	0.5
Citigroup, Inc.	0.5	0.4
Bank of America Corp.	0.5	0.5
Exxon Mobil Corp.	0.4	0.3
Johnson & Johnson	0.4	0.6
Wells Fargo & Co.	0.4	0.5
	5.3
Top Five Bond Issuers as of March 31, 2007
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	10.9	11.2
U.S. Treasury Obligations	5.7	4.8
Freddie Mac	3.1	2.6
Ginnie Mae	0.9	0.7
Credit Suisse First Boston Mortgage Corp.	0.7	0.2
	21.3
Asset Allocation (% of fund's net assets)
As of March 31, 2007	As of September 30, 2006
Stock class and Equity Futures 50.6%	Stock class and Equity Futures 49.4%
Bond class 49.2%	Bond class 44.8%
Short-term class 0.2%	Short-term class 5.8%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Investment Summary

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2007
% of fund's net assets
Equity Holdings
Equity Sector Central Funds
Fidelity Financials Central Fund	9.4
Fidelity Information Technology Central Fund	6.6
Fidelity Consumer Discretionary Central Fund	5.1
Fidelity Health Care Central Fund	5.1
Fidelity Industrials Central Fund	4.8
Fidelity Energy Central Fund	4.3
Fidelity Consumer Staples Central Fund	3.6
Fidelity Utilities Central Fund	1.7
Fidelity Materials Central Fund	1.5
Fidelity Telecom Services Central Fund	1.5
Total Equity Sector Central Funds	43.6
All Other Equity Investments	3.6 A
Total Equity Holdings	47.2
Fixed-Income Central Funds
Investment Grade Fixed-Income Funds	37.2
High Yield Fixed-Income Funds	6.5
Total Fixed-Income Central Funds	43.7
Money Market Central Funds	8.7
Other Short-Term Investments and Net Other Assets	0.4
Total	100.0

A Represents percentage of the Fund's total net assets in direct investments of equity holdings with international exposure. The Fund also has exposure to foreign investments indirectly through investment in the Fidelity Central Funds.

At period end, investments in foreign securities, including the Fund's pro-rata share of the underlying Central Funds, was 14.3% of net assets.

For an unaudited list of holdings for each Fidelity Equity and Fixed-Income Central Fund, visit fidelity.com. The reports are located just after the Fund's financial statements and quarterly reports.

Semiannual Report

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Equity Sector Central Funds - 43.6%
	Shares	Value (000s)
Fidelity Consumer Discretionary Central Fund (g)	3,722,741	$ 465,008
Fidelity Consumer Staples Central Fund (g)	2,907,717	330,404
Fidelity Energy Central Fund (g)	3,498,110	394,342
Fidelity Financials Central Fund (g)	7,586,340	853,539
Fidelity Health Care Central Fund (g)	4,281,959	467,119
Fidelity Industrials Central Fund (g)	3,797,187	436,373
Fidelity Information Technology Central Fund (g)	4,779,465	604,029
Fidelity Materials Central Fund (g)	1,112,941	140,776
Fidelity Telecom Services Central Fund (g)	1,006,638	134,426
Fidelity Utilities Central Fund (g)	1,281,153	156,416
TOTAL EQUITY SECTOR CENTRAL FUNDS (Cost $3,344,940)		3,982,432
Fixed-Income Central Funds - 43.7%

Investment Grade Fixed-Income Funds - 37.2%
Fidelity Tactical Income Central Fund (g)	34,344,660	3,392,566
High Yield Fixed-Income Funds - 6.5%
Fidelity Floating Rate Central Fund (g)	2,784,522	280,568
Fidelity High Income Central Fund 1 (g)	3,088,626	312,415
TOTAL HIGH YIELD FIXED-INCOME FUNDS		592,983
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $3,924,603)		3,985,549
Common Stocks - 3.6%

Argentina - 0.1%
Cresud S.A.C.I.F. y A. sponsored ADR	257,700	5,291
Inversiones y Representaciones SA sponsored GDR (a)	203,000	3,883
Pampa Holding SA (a)	4,422,260	3,439
TOTAL ARGENTINA		12,613
Brazil - 0.0%
BrasilAgro - Compania Brasileira de Propriedades Agricolas	4,000	2,420
Canada - 0.7%
Abitibi-Consolidated, Inc.	5,884,700	16,412
Agricore United (ltd. vtg.)	90,000	1,286
Aquiline Resources, Inc. (a)	533,000	3,855
Canadian Natural Resources Ltd.	180,300	9,956
Catalyst Paper Corp. (a)	3,059,700	9,540
NuVista Energy Ltd. (a)	236,700	3,057
ProEx Energy Ltd. (a)	338,900	4,447
Common Stocks - continued
	Shares	Value (000s)
Canada - continued
Saskatchewan Wheat Pool, Inc. (a)	418,100	$ 3,013
Saskatchewan Wheat Pool, Inc.:
subscription receipt 12/31/99 (a)	102,700	734
Saskatchewan Wheat Pool, Inc.:
subscription receipt 12/31/99 (a)(e)	1,021,200	7,297
Suncor Energy, Inc.	57,200	4,352
TOTAL CANADA		63,949
Cayman Islands - 0.1%
GlobalSantaFe Corp.	126,200	7,784
Czech Republic - 0.1%
Philip Morris CR AS	16,500	7,587
France - 0.1%
Renault SA	99,200	11,601
Germany - 0.2%
E.ON AG	67,100	9,091
Lanxess AG (a)	173,500	8,937
TOTAL GERMANY		18,028
Italy - 0.1%
Fiat Spa	506,200	12,769
Japan - 0.7%
Advantest Corp.	25,300	1,121
Aiful Corp.	60,650	1,879
Canon, Inc.	107,700	5,781
Credit Saison Co. Ltd.	22,000	721
Csk Holdings Corp.	27,200	1,137
Dowa Holdings Co. Ltd.	99,000	1,002
Eisai Co. Ltd.	20,900	1,002
Fanuc Ltd.	15,000	1,390
Fast Retailing Co. Ltd.	13,400	1,037
Honda Motor Co. Ltd.	32,600	1,137
Kao Corp.	38,000	1,111
Kose Corp.	289,600	8,553
Kubota Corp.	832,000	7,259
Kuraray Co. Ltd.	169,500	1,824
Kyocera Corp.	13,700	1,287
Marui Co. Ltd.	72,500	885
Millea Holdings, Inc.	127,696	4,706
Mitsubishi Corp.	53,400	1,233
Nissin Healthcare Food Service Co.	1,600	21
Odakyu Electric Railway Co. Ltd.	162,000	1,183
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
SFCG Co. Ltd.	37,020	$ 6,604
Shin-Etsu Chemical Co. Ltd.	17,400	1,059
Softbank Corp. (d)	36,700	940
Sony Corp.	18,100	914
Sumitomo Realty & Development Co. Ltd.	22,300	842
Takeda Pharamaceutical Co. Ltd.	16,600	1,087
Takefuji Corp.	144,420	5,797
TDK Corp.	14,000	1,212
Tokyo Electron Ltd.	13,800	961
Toyota Motor Corp.	15,700	1,006
Toyota Tsusho Corp.	34,000	865
TOTAL JAPAN		65,556
Luxembourg - 0.1%
SES SA FDR unit	382,422	7,254
Netherlands - 0.3%
CNH Global NV	319,200	11,903
Koninklijke Philips Electronics NV (d)	275,200	10,485
Nutreco Holding NV	128,000	9,584
TOTAL NETHERLANDS		31,972
Philippines - 0.1%
DMCI Holdings, Inc.	12,097,000	1,810
Semirara Mining Corp.	5,062,200	2,893
TOTAL PHILIPPINES		4,703
South Africa - 0.2%
Gold Fields Ltd.	54,300	1,003
Gold Fields Ltd. sponsored ADR	1,019,600	18,842
TOTAL SOUTH AFRICA		19,845
Switzerland - 0.1%
Actelion Ltd. (Reg.) (a)	26,778	6,241
United Kingdom - 0.2%
AstraZeneca PLC (United Kingdom)	164,193	8,809
Benfield Group PLC	1,156,000	7,376
TOTAL UNITED KINGDOM		16,185
United States of America - 0.5%
Deere & Co.	114,700	12,461
Monsanto Co.	137,000	7,530
Newmont Mining Corp.	178,500	7,495
Common Stocks - continued
	Shares	Value (000s)
United States of America - continued
Synthes, Inc.	100,754	$ 12,435
Virgin Media, Inc.	206,150	5,205
TOTAL UNITED STATES OF AMERICA		45,126
TOTAL COMMON STOCKS (Cost $297,005)		333,633
Money Market Central Funds - 8.7%

Fidelity Cash Central Fund, 5.41% (b)	360,880,284	360,880
Fidelity Money Market Central Fund, 5.41% (b)	425,013,442	425,013
Fidelity Securities Lending Cash Central Fund, 5.41% (b)(c)	11,567,880	11,568
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $797,461)		797,461
U.S. Treasury Obligations - 0.2%
	Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 4.97% to 5.03% 4/5/07 to 6/7/07 (f) (Cost $15,170)	$ 15,235	15,175
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 5.23%, dated 3/30/07 due 4/2/07 (Collateralized by U.S. Treasury Obligations) # (Cost $5,863)	$ 5,866	5,863
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $8,385,042)		9,120,113
NET OTHER ASSETS - 0.1%		7,826
NET ASSETS - 100%		$ 9,127,939
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
796 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	June 2007	$ 43,701	$ 1,165
333 FTSE 100 Index Contracts (United Kingdom)	June 2007	41,454	1,005
629 S&P 500 Index Contracts	June 2007	225,056	1,860
271 TOPIX 150 Index Contracts (Japan)	June 2007	39,478	787
TOTAL EQUITY INDEX CONTRACTS		$ 349,689	$ 4,817

The face value of futures purchased as a percentage of net assets - 3.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,297,000 or 0.1% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $15,165,000.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$5,863,000 due 4/02/07 at 5.23%
BNP Paribas Securities Corp.	$ 1,705
Banc of America Securities LLC	592
Barclays Capital, Inc.	2,016
Deutsche Bank Securities, Inc.	1,550
$ 5,863
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 7,611
Fidelity Consumer Discretionary Central Fund	4,338
Fidelity Consumer Staples Central Fund	3,374
Fidelity Energy Central Fund	2,423
Fidelity Financials Central Fund	9,291
Fidelity Floating Rate Central Fund	10,480
Fidelity Health Care Central Fund	3,945
Fidelity High Income Central Fund 1	13,195
Fidelity Industrials Central Fund	3,917
Fidelity Information Technology Central Fund	1,079
Fidelity Materials Central Fund	1,675
Fidelity Money Market Central Fund	11,410
Fidelity Securities Lending Cash Central Fund	82
Fidelity Tactical Income Central Fund	86,887
Fidelity Telecom Services Central Fund	1,523
Fidelity Utilities Central Fund	1,955
Total	$ 163,185

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 477,754	$ -	$ 55,994	$ 465,008	59.1%
Fidelity Consumer Staples Central Fund	345,846	-	43,492	330,404	59.1%
Fidelity Energy Central Fund	374,154	-	35,369	394,342	59.1%
Fidelity Financials Central Fund	929,877	-	117,150	853,539	59.1%
Fidelity Floating Rate Central Fund	279,343	-	-	280,568	13.1%
Fidelity Health Care Central Fund	522,446	-	69,895	467,119	59.1%
Fidelity High Income Central Fund 1	327,866	-	25,027	312,415	51.6%
Fidelity Industrials Central Fund	456,421	-	54,240	436,373	59.1%
Fidelity Information Technology Central Fund	639,785	-	89,626	604,029	59.1%
Fidelity Materials Central Fund	128,311	-	14,009	140,776	59.1%
Fidelity Tactical Income Central Fund	3,312,935	69,893	-	3,392,566	65.1%
Fidelity Telecom Services Central Fund	132,358	-	18,254	134,426	59.1%
Fidelity Utilities Central Fund	152,097	-	23,366	156,416	59.1%
Total	$ 8,079,193	$ 69,893	$ 546,422	$ 7,967,981
Other Information
The information in the following tables is based on the combined investment of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	20.9%
AAA,AA,A	13.7%
BBB	6.1%
BB	2.8%
B	2.9%
CCC,CC,C	0.6%
Not Rated	1.1%
Equities	50.6%
Short-Term Investments and Net Other Assets	1.3%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows. Percentages are adjusted for the effect of futures contracts, if applicable.
United States of America	85.7%
United Kingdom	3.2%
Canada	1.7%
Bermuda	1.7%
Japan	1.2%
Cayman Islands	1.0%
Others (individually less than 1%)	5.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $10,710 and repurchase agreements of $5,863) - See accompanying schedule: Unaffiliated issuers (cost $318,038)	$ 354,671
Fidelity Central Funds (cost $8,067,004)	8,765,442
Total Investments (cost $8,385,042)		$ 9,120,113
Receivable for investments sold		20,034
Receivable for fund shares sold		5,544
Dividends receivable		846
Distributions receivable from Fidelity Central Funds		22,391
Prepaid expenses		34
Other receivables		792
Total assets		9,169,754

Liabilities
Payable for investments purchased	$ 16,777
Payable for fund shares redeemed	7,675
Accrued management fee	3,873
Distribution fees payable	2
Payable for daily variation on futures contracts	99
Other affiliated payables	1,483
Other payables and accrued expenses	338
Collateral on securities loaned, at value	11,568
Total liabilities		41,815

Net Assets		$ 9,127,939
Net Assets consist of:
Paid in capital		$ 8,280,047
Undistributed net investment income		67,121
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		40,874
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		739,897
Net Assets		$ 9,127,939

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	March 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,437.6 ÷ 87.381 shares)	$ 16.45

Maximum offering price per share (100/94.25 of $16.45)	$ 17.45
Class T: Net Asset Value and redemption price per share ($1,170 ÷ 71.17 shares)	$ 16.44

Maximum offering price per share (100/96.50 of $16.44)	$ 17.04
Class B: Net Asset Value and offering price per share ($385 ÷ 23.45 shares)A	$ 16.42

Class C: Net Asset Value and offering price per share ($826 ÷ 50.35 shares)A	$ 16.41

Asset Manager 50%: Net Asset Value, offering price and redemption price per share ($9,124,011 ÷ 554,197.35 shares)	$ 16.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($109.5 ÷ 6.65 shares)	$ 16.47

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended March 31, 2007 (Unaudited)

Investment Income
Dividends		$ 1,657
Interest		278
Income from Fidelity Central Funds		163,185
Total income		165,120

Expenses
Management fee	$ 23,586
Transfer agent fees	8,025
Distribution fees	4
Accounting and security lending fees	757
Custodian fees and expenses	50
Independent trustees' compensation	15
Appreciation in deferred trustee compensation account	1
Registration fees	100
Audit	71
Legal	69
Miscellaneous	39
Total expenses before reductions	32,717
Expense reductions	(734)	31,983
Net investment income (loss)		133,137
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $149)	69,109
Fidelity Central Funds	73,758
Foreign currency transactions	(670)
Futures contracts	3,197
Total net realized gain (loss)		145,394
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $202)	289,576
Assets and liabilities in foreign currencies	12
Futures contracts	2,987
Total change in net unrealized appreciation (depreciation)		292,575
Net gain (loss)		437,969
Net increase (decrease) in net assets resulting from operations		$ 571,106

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended March 31, 2007 (Unaudited)	Year ended September 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 133,137	$ 269,443
Net realized gain (loss)	145,394	493,498
Change in net unrealized appreciation (depreciation)	292,575	(60,153)
Net increase (decrease) in net assets resulting from operations	571,106	702,788
Distributions to shareholders from net investment income	(145,847)	(269,411)
Distributions to shareholders from net realized gain	(485,946)	(251,289)
Total distributions	(631,793)	(520,700)
Share transactions - net increase (decrease)	(15,588)	(1,167,821)
Total increase (decrease) in net assets	(76,275)	(985,733)

Net Assets
Beginning of period	9,204,214	10,189,947
End of period (including undistributed net investment income of $67,121 and undistributed net investment income of $79,831, respectively)	$ 9,127,939	$ 9,204,214

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended March 31, 2007 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.21
Net realized and unrealized gain (loss)	.83
Total from investment operations	1.04
Distributions from net investment income	(.26)
Distributions from net realized gain	(.90)
Total distributions	(1.16)
Net asset value, end of period	$ 16.45
Total Return B, C, D	6.41%
Ratios to Average Net Assets H
Expenses before reductions	.99% A
Expenses net of fee waivers, if any	.99% A
Expenses net of all reductions	.98% A
Net investment income (loss)	2.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,438
Portfolio turnover rate F	14% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 2, 2006 (commencement of sale of shares) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expense of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended March 31, 2007 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.19
Net realized and unrealized gain (loss)	.83
Total from investment operations	1.02
Distributions from net investment income	(.25)
Distributions from net realized gain	(.90)
Total distributions	(1.15)
Net asset value, end of period	$ 16.44
Total Return B, C, D	6.31%
Ratios to Average Net Assets H
Expenses before reductions	1.23% A
Expenses net of fee waivers, if any	1.23% A
Expenses net of all reductions	1.22% A
Net investment income (loss)	2.37% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,170
Portfolio turnover rate F	14% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 2, 2006 (commencement of sale of shares) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expense of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended March 31, 2007 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.15
Net realized and unrealized gain (loss)	.82
Total from investment operations	.97
Distributions from net investment income	(.22)
Distributions from net realized gain	(.90)
Total distributions	(1.12)
Net asset value, end of period	$ 16.42
Total Return B, C, D	6.01%
Ratios to Average Net Assets H
Expenses before reductions	1.74% A
Expenses net of fee waivers, if any	1.74% A
Expenses net of all reductions	1.73% A
Net investment income (loss)	1.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 385
Portfolio turnover rate F	14% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 2, 2006 (commencement of sale of shares) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expense of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended March 31, 2007 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.15
Net realized and unrealized gain (loss)	.83
Total from investment operations	.98
Distributions from net investment income	(.24)
Distributions from net realized gain	(.90)
Total distributions	(1.14)
Net asset value, end of period	$ 16.41
Total Return B, C, D	6.05%
Ratios to Average Net Assets H
Expenses before reductions	1.73% A
Expenses net of fee waivers, if any	1.73% A
Expenses net of all reductions	1.72% A
Net investment income (loss)	1.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 826
Portfolio turnover rate F	14% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 2, 2006 (commencement of sale of shares) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expense of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 50%

	Six months ended March 31, 2007	Years ended September 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 16.60	$ 16.28	$ 15.58	$ 14.95	$ 13.01	$ 14.72
Income from Investment Operations
Net investment income (loss) D	.24	.45	.41 F	.33	.40	.49
Net realized and unrealized gain (loss)	.79	.73	.69	.57	1.95	(1.62)
Total from investment operations	1.03	1.18	1.10	.90	2.35	(1.13)
Distributions from net investment income	(.27)	(.45)	(.40)	(.27)	(.41)	(.58)
Distributions from net realized gain	(.90)	(.41)	-	-	-	-
Total distributions	(1.17)	(.86)	(.40)	(.27)	(.41)	(.58)
Net asset value, end of period	$ 16.46	$ 16.60	$ 16.28	$ 15.58	$ 14.95	$ 13.01
Total Return B, C	6.34%	7.50%	7.15%	6.00%	18.26%	(8.17)%
Ratios to Average Net Assets G
Expenses before reductions	.71% A	.72%	.73%	.74%	.75%	.75%
Expenses net of fee waivers, if any	.71% A	.72%	.73%	.74%	.75%	.75%
Expenses net of all reductions	.69% A	.71%	.72%	.73%	.74%	.73%
Net investment income (loss)	2.89% A	2.79%	2.55% F	2.12%	2.82%	3.31%
Supplemental Data
Net assets, end of period (in millions)	$ 9,124	$ 9,204	$ 10,190	$ 10,903	$ 10,813	$ 9,594
Portfolio turnover rate E	14% A	65% H	32% H	78%	120%	129%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. E Amount does not include the portfolio activity of any underlying Fidelity Central Funds. F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 2.28%. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expense of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%. H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended March 31, 2007 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 16.57
Income from Investment Operations
Net investment income (loss) D	.24
Net realized and unrealized gain (loss)	.83
Total from investment operations	1.07
Distributions from net investment income	(.27)
Distributions from net realized gain	(.90)
Total distributions	(1.17)
Net asset value, end of period	$ 16.47
Total Return B, C	6.60%
Ratios to Average Net Assets G
Expenses before reductions	.72% A
Expenses net of fee waivers, if any	.72% A
Expenses net of all reductions	.71% A
Net investment income (loss)	2.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 110
Portfolio turnover rate E	14% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amount does not include the portfolio activity of any underlying Fidelity Central Funds. F For the period October 2, 2006 (commencement of sale of shares) to March 31, 2007. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expense of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2007 (Unaudited)

1. Organization.

Fidelity Asset Manager 50% (the Fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Asset Manager 50% and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund commenced sale of shares of Class A, Class T, Class B, Class C, and Institutional Class and the existing class was designated Asset Manager 50% on October 2, 2006. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Equity Sector Central Funds	Fidelity Management & Research Company, Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Delayed Delivery & When Issued Securities Foreign Securities Repurchase Agreements Restricted Securities	Less than .01% to .01%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity Tactical Income Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements	Less than .01%
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01% to .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Semiannual Report

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's net asset value. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .01%.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 739,203,869
Unrealized depreciation	(5,216,672)
Net unrealized appreciation (depreciation)	$ 733,987,197
Cost for federal income tax purposes	$ 8,386,125,468

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, aggregated $597,457,708 and $1,133,651,387, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .51% of the Fund's average net assets.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 769	$ 268
Class T	.25%	.25%	1,370	258
Class B	.75%	.25%	855	769
Class C	.75%	.25%	1,412	1,289
			$ 4,406	$ 2,584

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,530
Class T	1,912
$ 4,442

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Asset Manager 50%. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Asset Manager 50% shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 610.20
Class T	520.19
Class B	179.21
Class C	291.20
Asset Manager 50%	8,023,694.17
Institutional Class	102.18
	$ 8,025,396

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $111 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $15,981 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $81,754.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Asset Manager 50%'s operating expenses. During the period, this reimbursement reduced the class' expenses by $56,925.

Many of the brokers with whom FMR places trades on behalf of the Fund and the Equity Sector Central Funds provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $312,424 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5,850. During the period, credits reduced each class' transfer agent expense as noted in the table below:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

Transfer Agent expense reduction
Class A	$ 1
Class C	4
Asset Manager 50%	208,202
$ 208,207

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2007 A	Year ended September 30, 2006
From net investment income
Class A	$ 2,423	$ -
Class T	2,826	-
Class B	1,560	-
Class C	1,870	-
Asset Manager 50%	145,836,830	269,411,495
Institutional Class	1,731	-
Total	$ 145,847,240	$ 269,411,495
From net realized gain
Class A	$ 12,138	$ -
Class T	16,061	-
Class B	7,032	-
Class C	9,224	-
Asset Manager 50%	485,895,572	251,289,306
Institutional Class	6,281	-
Total	$ 485,946,308	$ 251,289,306

A Distributions for Class A, Class T, Class B, Class C, and Institutional Class are for the period October 2, 2006 (commencement of sale of shares) to March 31, 2007.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2007 A	Year ended September 30, 2006	Six months ended March 31, 2007 A	Year ended September 30, 2006
Class A
Shares sold	87,767	-	$ 1,432,250	$ -
Reinvestment of distributions	899	-	14,561	-
Shares redeemed	(1,285)	-	(21,270)	-
Net increase (decrease)	87,381	-	$ 1,425,541	$ -
Class T
Shares sold	70,638	-	$ 1,157,010	$ -
Reinvestment of distributions	1,166	-	18,886	-
Shares redeemed	(636)	-	(10,282)	-
Net increase (decrease)	71,168	-	$ 1,165,614	$ -
Class B
Shares sold	24,754	-	$ 405,459	$ -
Reinvestment of distributions	530	-	8,592	-
Shares redeemed	(1,834)	-	(30,180)	-
Net increase (decrease)	23,450	-	$ 383,871	$ -
Class C
Shares sold	49,762	-	$ 817,251	$ -
Reinvestment of distributions	685	-	11,094	-
Shares redeemed	(93)	-	(1,506)	-
Net increase (decrease)	50,354	-	$ 826,839	$ -
Asset Manager 50%
Shares sold	18,549,686	37,568,253	$ 305,779,305	$ 610,699,461
Reinvestment of distributions	37,918,571	31,521,454	615,067,061	507,182,460
Shares redeemed	(56,800,910)	(140,502,838)	(940,345,521)	(2,285,702,637)
Net increase (decrease)	(332,653)	(71,413,131)	$ (19,499,155)	$ (1,167,820,716)
Institutional Class
Shares sold	6,928	-	$ 115,000	$ -
Reinvestment of distributions	494	-	8,012	-
Shares redeemed	(771)	-	(12,500)	-
Net increase (decrease)	6,651	-	$ 110,512	$ -

A Share transactions for Class A, Class T, Class B, Class C, and Institutional Class are for the period October 2, 2006 (commencement of sale of shares) to March 31, 2007.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Research & Analysis Company (formerly Fidelity Management & Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AAM50-USAN-0507
1.834337.100

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Asset Manager 50% -

Institutional Class

Semiannual Report

March 31, 2007

Institutional Class is a class of
Fidelity Asset Manager® 50%

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investment Summary	<Click Here>	A summary of the fund's holdings.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual Example is based on an investment of $1,000 at the beginning of the period and held for the entire period (October 1, 2006 to March 31, 2007) for the Asset Manager 50% Class and for the entire period (October 2, 2006 to March 31, 2007) for Class A, Class T, Class B, Class C and Institutional Class. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (October 1, 2006 to March 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2006	Ending Account Value March 31, 2007	Expenses Paid During Period* October 1, 2006 to March 31, 2007
Class A
Actual	$ 1,000.00	$ 1,064.10	$ 5.07 B
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 4.99 C
Class T
Actual	$ 1,000.00	$ 1,063.10	$ 6.29 B
HypotheticalA	$ 1,000.00	$ 1,018.80	$ 6.19 C
Class B
Actual	$ 1,000.00	$ 1,060.10	$ 8.89 B
HypotheticalA	$ 1,000.00	$ 1,016.26	$ 8.75 C
Class C
Actual	$ 1,000.00	$ 1,060.50	$ 8.89 B
HypotheticalA	$ 1,000.00	$ 1,016.26	$ 8.75 C
Asset Manager 50%
Actual	$ 1,000.00	$ 1,063.40	$ 3.65 B
HypotheticalA	$ 1,000.00	$ 1,021.39	$ 3.58 C
Institutional Class
Actual	$ 1,000.00	$ 1,066.00	$ 3.64 B
HypotheticalA	$ 1,000.00	$ 1,021.39	$ 3.58 C

A 5% return per year before expenses.

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period) for the Asset Manager 50% Class and multiplied by 181/365 (to reflect the period October 2, 2006 to March 31, 2007) for Class A, Class T, Class B, Class C and Institutional Class.

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized expenses of the underlying Fidelity Central Funds as of the most recent half-year ranged from less than .01% to .01%.

Semiannual Report

Shareholder Expense Example - continued

Annualized Expense Ratio
Class A	.99%
Class T	1.23%
Class B	1.74%
Class C	1.73%
Asset Manager 50%	.71%
Institutional Class	.72%

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.

Top Ten Stocks as of March 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	0.8	1.2
Procter & Gamble Co.	0.6	0.4
AT&T, Inc.	0.6	0.4
American International Group, Inc.	0.6	0.9
JPMorgan Chase & Co.	0.5	0.5
Citigroup, Inc.	0.5	0.4
Bank of America Corp.	0.5	0.5
Exxon Mobil Corp.	0.4	0.3
Johnson & Johnson	0.4	0.6
Wells Fargo & Co.	0.4	0.5
	5.3
Top Five Bond Issuers as of March 31, 2007
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	10.9	11.2
U.S. Treasury Obligations	5.7	4.8
Freddie Mac	3.1	2.6
Ginnie Mae	0.9	0.7
Credit Suisse First Boston Mortgage Corp.	0.7	0.2
	21.3
Asset Allocation (% of fund's net assets)
As of March 31, 2007	As of September 30, 2006
Stock class and Equity Futures 50.6%	Stock class and Equity Futures 49.4%
Bond class 49.2%	Bond class 44.8%
Short-term class 0.2%	Short-term class 5.8%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Investment Summary

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2007
% of fund's net assets
Equity Holdings
Equity Sector Central Funds
Fidelity Financials Central Fund	9.4
Fidelity Information Technology Central Fund	6.6
Fidelity Consumer Discretionary Central Fund	5.1
Fidelity Health Care Central Fund	5.1
Fidelity Industrials Central Fund	4.8
Fidelity Energy Central Fund	4.3
Fidelity Consumer Staples Central Fund	3.6
Fidelity Utilities Central Fund	1.7
Fidelity Materials Central Fund	1.5
Fidelity Telecom Services Central Fund	1.5
Total Equity Sector Central Funds	43.6
All Other Equity Investments	3.6 A
Total Equity Holdings	47.2
Fixed-Income Central Funds
Investment Grade Fixed-Income Funds	37.2
High Yield Fixed-Income Funds	6.5
Total Fixed-Income Central Funds	43.7
Money Market Central Funds	8.7
Other Short-Term Investments and Net Other Assets	0.4
Total	100.0

A Represents percentage of the Fund's total net assets in direct investments of equity holdings with international exposure. The Fund also has exposure to foreign investments indirectly through investment in the Fidelity Central Funds.

At period end, investments in foreign securities, including the Fund's pro-rata share of the underlying Central Funds, was 14.3% of net assets.

For an unaudited list of holdings for each Fidelity Equity and Fixed-Income Central Fund, visit fidelity.com. The reports are located just after the Fund's financial statements and quarterly reports.

Semiannual Report

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Equity Sector Central Funds - 43.6%
	Shares	Value (000s)
Fidelity Consumer Discretionary Central Fund (g)	3,722,741	$ 465,008
Fidelity Consumer Staples Central Fund (g)	2,907,717	330,404
Fidelity Energy Central Fund (g)	3,498,110	394,342
Fidelity Financials Central Fund (g)	7,586,340	853,539
Fidelity Health Care Central Fund (g)	4,281,959	467,119
Fidelity Industrials Central Fund (g)	3,797,187	436,373
Fidelity Information Technology Central Fund (g)	4,779,465	604,029
Fidelity Materials Central Fund (g)	1,112,941	140,776
Fidelity Telecom Services Central Fund (g)	1,006,638	134,426
Fidelity Utilities Central Fund (g)	1,281,153	156,416
TOTAL EQUITY SECTOR CENTRAL FUNDS (Cost $3,344,940)		3,982,432
Fixed-Income Central Funds - 43.7%

Investment Grade Fixed-Income Funds - 37.2%
Fidelity Tactical Income Central Fund (g)	34,344,660	3,392,566
High Yield Fixed-Income Funds - 6.5%
Fidelity Floating Rate Central Fund (g)	2,784,522	280,568
Fidelity High Income Central Fund 1 (g)	3,088,626	312,415
TOTAL HIGH YIELD FIXED-INCOME FUNDS		592,983
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $3,924,603)		3,985,549
Common Stocks - 3.6%

Argentina - 0.1%
Cresud S.A.C.I.F. y A. sponsored ADR	257,700	5,291
Inversiones y Representaciones SA sponsored GDR (a)	203,000	3,883
Pampa Holding SA (a)	4,422,260	3,439
TOTAL ARGENTINA		12,613
Brazil - 0.0%
BrasilAgro - Compania Brasileira de Propriedades Agricolas	4,000	2,420
Canada - 0.7%
Abitibi-Consolidated, Inc.	5,884,700	16,412
Agricore United (ltd. vtg.)	90,000	1,286
Aquiline Resources, Inc. (a)	533,000	3,855
Canadian Natural Resources Ltd.	180,300	9,956
Catalyst Paper Corp. (a)	3,059,700	9,540
NuVista Energy Ltd. (a)	236,700	3,057
ProEx Energy Ltd. (a)	338,900	4,447
Common Stocks - continued
	Shares	Value (000s)
Canada - continued
Saskatchewan Wheat Pool, Inc. (a)	418,100	$ 3,013
Saskatchewan Wheat Pool, Inc.:
subscription receipt 12/31/99 (a)	102,700	734
Saskatchewan Wheat Pool, Inc.:
subscription receipt 12/31/99 (a)(e)	1,021,200	7,297
Suncor Energy, Inc.	57,200	4,352
TOTAL CANADA		63,949
Cayman Islands - 0.1%
GlobalSantaFe Corp.	126,200	7,784
Czech Republic - 0.1%
Philip Morris CR AS	16,500	7,587
France - 0.1%
Renault SA	99,200	11,601
Germany - 0.2%
E.ON AG	67,100	9,091
Lanxess AG (a)	173,500	8,937
TOTAL GERMANY		18,028
Italy - 0.1%
Fiat Spa	506,200	12,769
Japan - 0.7%
Advantest Corp.	25,300	1,121
Aiful Corp.	60,650	1,879
Canon, Inc.	107,700	5,781
Credit Saison Co. Ltd.	22,000	721
Csk Holdings Corp.	27,200	1,137
Dowa Holdings Co. Ltd.	99,000	1,002
Eisai Co. Ltd.	20,900	1,002
Fanuc Ltd.	15,000	1,390
Fast Retailing Co. Ltd.	13,400	1,037
Honda Motor Co. Ltd.	32,600	1,137
Kao Corp.	38,000	1,111
Kose Corp.	289,600	8,553
Kubota Corp.	832,000	7,259
Kuraray Co. Ltd.	169,500	1,824
Kyocera Corp.	13,700	1,287
Marui Co. Ltd.	72,500	885
Millea Holdings, Inc.	127,696	4,706
Mitsubishi Corp.	53,400	1,233
Nissin Healthcare Food Service Co.	1,600	21
Odakyu Electric Railway Co. Ltd.	162,000	1,183
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
SFCG Co. Ltd.	37,020	$ 6,604
Shin-Etsu Chemical Co. Ltd.	17,400	1,059
Softbank Corp. (d)	36,700	940
Sony Corp.	18,100	914
Sumitomo Realty & Development Co. Ltd.	22,300	842
Takeda Pharamaceutical Co. Ltd.	16,600	1,087
Takefuji Corp.	144,420	5,797
TDK Corp.	14,000	1,212
Tokyo Electron Ltd.	13,800	961
Toyota Motor Corp.	15,700	1,006
Toyota Tsusho Corp.	34,000	865
TOTAL JAPAN		65,556
Luxembourg - 0.1%
SES SA FDR unit	382,422	7,254
Netherlands - 0.3%
CNH Global NV	319,200	11,903
Koninklijke Philips Electronics NV (d)	275,200	10,485
Nutreco Holding NV	128,000	9,584
TOTAL NETHERLANDS		31,972
Philippines - 0.1%
DMCI Holdings, Inc.	12,097,000	1,810
Semirara Mining Corp.	5,062,200	2,893
TOTAL PHILIPPINES		4,703
South Africa - 0.2%
Gold Fields Ltd.	54,300	1,003
Gold Fields Ltd. sponsored ADR	1,019,600	18,842
TOTAL SOUTH AFRICA		19,845
Switzerland - 0.1%
Actelion Ltd. (Reg.) (a)	26,778	6,241
United Kingdom - 0.2%
AstraZeneca PLC (United Kingdom)	164,193	8,809
Benfield Group PLC	1,156,000	7,376
TOTAL UNITED KINGDOM		16,185
United States of America - 0.5%
Deere & Co.	114,700	12,461
Monsanto Co.	137,000	7,530
Newmont Mining Corp.	178,500	7,495
Common Stocks - continued
	Shares	Value (000s)
United States of America - continued
Synthes, Inc.	100,754	$ 12,435
Virgin Media, Inc.	206,150	5,205
TOTAL UNITED STATES OF AMERICA		45,126
TOTAL COMMON STOCKS (Cost $297,005)		333,633
Money Market Central Funds - 8.7%

Fidelity Cash Central Fund, 5.41% (b)	360,880,284	360,880
Fidelity Money Market Central Fund, 5.41% (b)	425,013,442	425,013
Fidelity Securities Lending Cash Central Fund, 5.41% (b)(c)	11,567,880	11,568
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $797,461)		797,461
U.S. Treasury Obligations - 0.2%
	Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 4.97% to 5.03% 4/5/07 to 6/7/07 (f) (Cost $15,170)	$ 15,235	15,175
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 5.23%, dated 3/30/07 due 4/2/07 (Collateralized by U.S. Treasury Obligations) # (Cost $5,863)	$ 5,866	5,863
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $8,385,042)		9,120,113
NET OTHER ASSETS - 0.1%		7,826
NET ASSETS - 100%		$ 9,127,939
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
796 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	June 2007	$ 43,701	$ 1,165
333 FTSE 100 Index Contracts (United Kingdom)	June 2007	41,454	1,005
629 S&P 500 Index Contracts	June 2007	225,056	1,860
271 TOPIX 150 Index Contracts (Japan)	June 2007	39,478	787
TOTAL EQUITY INDEX CONTRACTS		$ 349,689	$ 4,817

The face value of futures purchased as a percentage of net assets - 3.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,297,000 or 0.1% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $15,165,000.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$5,863,000 due 4/02/07 at 5.23%
BNP Paribas Securities Corp.	$ 1,705
Banc of America Securities LLC	592
Barclays Capital, Inc.	2,016
Deutsche Bank Securities, Inc.	1,550
$ 5,863
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 7,611
Fidelity Consumer Discretionary Central Fund	4,338
Fidelity Consumer Staples Central Fund	3,374
Fidelity Energy Central Fund	2,423
Fidelity Financials Central Fund	9,291
Fidelity Floating Rate Central Fund	10,480
Fidelity Health Care Central Fund	3,945
Fidelity High Income Central Fund 1	13,195
Fidelity Industrials Central Fund	3,917
Fidelity Information Technology Central Fund	1,079
Fidelity Materials Central Fund	1,675
Fidelity Money Market Central Fund	11,410
Fidelity Securities Lending Cash Central Fund	82
Fidelity Tactical Income Central Fund	86,887
Fidelity Telecom Services Central Fund	1,523
Fidelity Utilities Central Fund	1,955
Total	$ 163,185

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 477,754	$ -	$ 55,994	$ 465,008	59.1%
Fidelity Consumer Staples Central Fund	345,846	-	43,492	330,404	59.1%
Fidelity Energy Central Fund	374,154	-	35,369	394,342	59.1%
Fidelity Financials Central Fund	929,877	-	117,150	853,539	59.1%
Fidelity Floating Rate Central Fund	279,343	-	-	280,568	13.1%
Fidelity Health Care Central Fund	522,446	-	69,895	467,119	59.1%
Fidelity High Income Central Fund 1	327,866	-	25,027	312,415	51.6%
Fidelity Industrials Central Fund	456,421	-	54,240	436,373	59.1%
Fidelity Information Technology Central Fund	639,785	-	89,626	604,029	59.1%
Fidelity Materials Central Fund	128,311	-	14,009	140,776	59.1%
Fidelity Tactical Income Central Fund	3,312,935	69,893	-	3,392,566	65.1%
Fidelity Telecom Services Central Fund	132,358	-	18,254	134,426	59.1%
Fidelity Utilities Central Fund	152,097	-	23,366	156,416	59.1%
Total	$ 8,079,193	$ 69,893	$ 546,422	$ 7,967,981
Other Information
The information in the following tables is based on the combined investment of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	20.9%
AAA,AA,A	13.7%
BBB	6.1%
BB	2.8%
B	2.9%
CCC,CC,C	0.6%
Not Rated	1.1%
Equities	50.6%
Short-Term Investments and Net Other Assets	1.3%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows. Percentages are adjusted for the effect of futures contracts, if applicable.
United States of America	85.7%
United Kingdom	3.2%
Canada	1.7%
Bermuda	1.7%
Japan	1.2%
Cayman Islands	1.0%
Others (individually less than 1%)	5.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $10,710 and repurchase agreements of $5,863) - See accompanying schedule: Unaffiliated issuers (cost $318,038)	$ 354,671
Fidelity Central Funds (cost $8,067,004)	8,765,442
Total Investments (cost $8,385,042)		$ 9,120,113
Receivable for investments sold		20,034
Receivable for fund shares sold		5,544
Dividends receivable		846
Distributions receivable from Fidelity Central Funds		22,391
Prepaid expenses		34
Other receivables		792
Total assets		9,169,754

Liabilities
Payable for investments purchased	$ 16,777
Payable for fund shares redeemed	7,675
Accrued management fee	3,873
Distribution fees payable	2
Payable for daily variation on futures contracts	99
Other affiliated payables	1,483
Other payables and accrued expenses	338
Collateral on securities loaned, at value	11,568
Total liabilities		41,815

Net Assets		$ 9,127,939
Net Assets consist of:
Paid in capital		$ 8,280,047
Undistributed net investment income		67,121
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		40,874
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		739,897
Net Assets		$ 9,127,939

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	March 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,437.6 ÷ 87.381 shares)	$ 16.45

Maximum offering price per share (100/94.25 of $16.45)	$ 17.45
Class T: Net Asset Value and redemption price per share ($1,170 ÷ 71.17 shares)	$ 16.44

Maximum offering price per share (100/96.50 of $16.44)	$ 17.04
Class B: Net Asset Value and offering price per share ($385 ÷ 23.45 shares)A	$ 16.42

Class C: Net Asset Value and offering price per share ($826 ÷ 50.35 shares)A	$ 16.41

Asset Manager 50%: Net Asset Value, offering price and redemption price per share ($9,124,011 ÷ 554,197.35 shares)	$ 16.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($109.5 ÷ 6.65 shares)	$ 16.47

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended March 31, 2007 (Unaudited)

Investment Income
Dividends		$ 1,657
Interest		278
Income from Fidelity Central Funds		163,185
Total income		165,120

Expenses
Management fee	$ 23,586
Transfer agent fees	8,025
Distribution fees	4
Accounting and security lending fees	757
Custodian fees and expenses	50
Independent trustees' compensation	15
Appreciation in deferred trustee compensation account	1
Registration fees	100
Audit	71
Legal	69
Miscellaneous	39
Total expenses before reductions	32,717
Expense reductions	(734)	31,983
Net investment income (loss)		133,137
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $149)	69,109
Fidelity Central Funds	73,758
Foreign currency transactions	(670)
Futures contracts	3,197
Total net realized gain (loss)		145,394
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $202)	289,576
Assets and liabilities in foreign currencies	12
Futures contracts	2,987
Total change in net unrealized appreciation (depreciation)		292,575
Net gain (loss)		437,969
Net increase (decrease) in net assets resulting from operations		$ 571,106

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended March 31, 2007 (Unaudited)	Year ended September 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 133,137	$ 269,443
Net realized gain (loss)	145,394	493,498
Change in net unrealized appreciation (depreciation)	292,575	(60,153)
Net increase (decrease) in net assets resulting from operations	571,106	702,788
Distributions to shareholders from net investment income	(145,847)	(269,411)
Distributions to shareholders from net realized gain	(485,946)	(251,289)
Total distributions	(631,793)	(520,700)
Share transactions - net increase (decrease)	(15,588)	(1,167,821)
Total increase (decrease) in net assets	(76,275)	(985,733)

Net Assets
Beginning of period	9,204,214	10,189,947
End of period (including undistributed net investment income of $67,121 and undistributed net investment income of $79,831, respectively)	$ 9,127,939	$ 9,204,214

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended March 31, 2007 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.21
Net realized and unrealized gain (loss)	.83
Total from investment operations	1.04
Distributions from net investment income	(.26)
Distributions from net realized gain	(.90)
Total distributions	(1.16)
Net asset value, end of period	$ 16.45
Total Return B, C, D	6.41%
Ratios to Average Net Assets H
Expenses before reductions	.99% A
Expenses net of fee waivers, if any	.99% A
Expenses net of all reductions	.98% A
Net investment income (loss)	2.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,438
Portfolio turnover rate F	14% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 2, 2006 (commencement of sale of shares) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expense of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended March 31, 2007 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.19
Net realized and unrealized gain (loss)	.83
Total from investment operations	1.02
Distributions from net investment income	(.25)
Distributions from net realized gain	(.90)
Total distributions	(1.15)
Net asset value, end of period	$ 16.44
Total Return B, C, D	6.31%
Ratios to Average Net Assets H
Expenses before reductions	1.23% A
Expenses net of fee waivers, if any	1.23% A
Expenses net of all reductions	1.22% A
Net investment income (loss)	2.37% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,170
Portfolio turnover rate F	14% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 2, 2006 (commencement of sale of shares) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expense of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended March 31, 2007 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.15
Net realized and unrealized gain (loss)	.82
Total from investment operations	.97
Distributions from net investment income	(.22)
Distributions from net realized gain	(.90)
Total distributions	(1.12)
Net asset value, end of period	$ 16.42
Total Return B, C, D	6.01%
Ratios to Average Net Assets H
Expenses before reductions	1.74% A
Expenses net of fee waivers, if any	1.74% A
Expenses net of all reductions	1.73% A
Net investment income (loss)	1.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 385
Portfolio turnover rate F	14% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 2, 2006 (commencement of sale of shares) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expense of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended March 31, 2007 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.15
Net realized and unrealized gain (loss)	.83
Total from investment operations	.98
Distributions from net investment income	(.24)
Distributions from net realized gain	(.90)
Total distributions	(1.14)
Net asset value, end of period	$ 16.41
Total Return B, C, D	6.05%
Ratios to Average Net Assets H
Expenses before reductions	1.73% A
Expenses net of fee waivers, if any	1.73% A
Expenses net of all reductions	1.72% A
Net investment income (loss)	1.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 826
Portfolio turnover rate F	14% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 2, 2006 (commencement of sale of shares) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expense of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 50%

	Six months ended March 31, 2007	Years ended September 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 16.60	$ 16.28	$ 15.58	$ 14.95	$ 13.01	$ 14.72
Income from Investment Operations
Net investment income (loss) D	.24	.45	.41 F	.33	.40	.49
Net realized and unrealized gain (loss)	.79	.73	.69	.57	1.95	(1.62)
Total from investment operations	1.03	1.18	1.10	.90	2.35	(1.13)
Distributions from net investment income	(.27)	(.45)	(.40)	(.27)	(.41)	(.58)
Distributions from net realized gain	(.90)	(.41)	-	-	-	-
Total distributions	(1.17)	(.86)	(.40)	(.27)	(.41)	(.58)
Net asset value, end of period	$ 16.46	$ 16.60	$ 16.28	$ 15.58	$ 14.95	$ 13.01
Total Return B, C	6.34%	7.50%	7.15%	6.00%	18.26%	(8.17)%
Ratios to Average Net Assets G
Expenses before reductions	.71% A	.72%	.73%	.74%	.75%	.75%
Expenses net of fee waivers, if any	.71% A	.72%	.73%	.74%	.75%	.75%
Expenses net of all reductions	.69% A	.71%	.72%	.73%	.74%	.73%
Net investment income (loss)	2.89% A	2.79%	2.55% F	2.12%	2.82%	3.31%
Supplemental Data
Net assets, end of period (in millions)	$ 9,124	$ 9,204	$ 10,190	$ 10,903	$ 10,813	$ 9,594
Portfolio turnover rate E	14% A	65% H	32% H	78%	120%	129%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. E Amount does not include the portfolio activity of any underlying Fidelity Central Funds. F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 2.28%. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expense of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%. H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended March 31, 2007 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 16.57
Income from Investment Operations
Net investment income (loss) D	.24
Net realized and unrealized gain (loss)	.83
Total from investment operations	1.07
Distributions from net investment income	(.27)
Distributions from net realized gain	(.90)
Total distributions	(1.17)
Net asset value, end of period	$ 16.47
Total Return B, C	6.60%
Ratios to Average Net Assets G
Expenses before reductions	.72% A
Expenses net of fee waivers, if any	.72% A
Expenses net of all reductions	.71% A
Net investment income (loss)	2.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 110
Portfolio turnover rate E	14% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amount does not include the portfolio activity of any underlying Fidelity Central Funds. F For the period October 2, 2006 (commencement of sale of shares) to March 31, 2007. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expense of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2007 (Unaudited)

1. Organization.

Fidelity Asset Manager 50% (the Fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Asset Manager 50% and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund commenced sale of shares of Class A, Class T, Class B, Class C, and Institutional Class and the existing class was designated Asset Manager 50% on October 2, 2006. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Equity Sector Central Funds	Fidelity Management & Research Company, Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Delayed Delivery & When Issued Securities Foreign Securities Repurchase Agreements Restricted Securities	Less than .01% to .01%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity Tactical Income Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements	Less than .01%
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01% to .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Semiannual Report

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's net asset value. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .01%.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 739,203,869
Unrealized depreciation	(5,216,672)
Net unrealized appreciation (depreciation)	$ 733,987,197
Cost for federal income tax purposes	$ 8,386,125,468

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, aggregated $597,457,708 and $1,133,651,387, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .51% of the Fund's average net assets.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 769	$ 268
Class T	.25%	.25%	1,370	258
Class B	.75%	.25%	855	769
Class C	.75%	.25%	1,412	1,289
			$ 4,406	$ 2,584

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

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Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,530
Class T	1,912
$ 4,442

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Asset Manager 50%. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Asset Manager 50% shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 610.20
Class T	520.19
Class B	179.21
Class C	291.20
Asset Manager 50%	8,023,694.17
Institutional Class	102.18
	$ 8,025,396

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $111 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $15,981 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $81,754.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Asset Manager 50%'s operating expenses. During the period, this reimbursement reduced the class' expenses by $56,925.

Many of the brokers with whom FMR places trades on behalf of the Fund and the Equity Sector Central Funds provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $312,424 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5,850. During the period, credits reduced each class' transfer agent expense as noted in the table below:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

Transfer Agent expense reduction
Class A	$ 1
Class C	4
Asset Manager 50%	208,202
$ 208,207

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2007 A	Year ended September 30, 2006
From net investment income
Class A	$ 2,423	$ -
Class T	2,826	-
Class B	1,560	-
Class C	1,870	-
Asset Manager 50%	145,836,830	269,411,495
Institutional Class	1,731	-
Total	$ 145,847,240	$ 269,411,495
From net realized gain
Class A	$ 12,138	$ -
Class T	16,061	-
Class B	7,032	-
Class C	9,224	-
Asset Manager 50%	485,895,572	251,289,306
Institutional Class	6,281	-
Total	$ 485,946,308	$ 251,289,306

A Distributions for Class A, Class T, Class B, Class C, and Institutional Class are for the period October 2, 2006 (commencement of sale of shares) to March 31, 2007.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2007 A	Year ended September 30, 2006	Six months ended March 31, 2007 A	Year ended September 30, 2006
Class A
Shares sold	87,767	-	$ 1,432,250	$ -
Reinvestment of distributions	899	-	14,561	-
Shares redeemed	(1,285)	-	(21,270)	-
Net increase (decrease)	87,381	-	$ 1,425,541	$ -
Class T
Shares sold	70,638	-	$ 1,157,010	$ -
Reinvestment of distributions	1,166	-	18,886	-
Shares redeemed	(636)	-	(10,282)	-
Net increase (decrease)	71,168	-	$ 1,165,614	$ -
Class B
Shares sold	24,754	-	$ 405,459	$ -
Reinvestment of distributions	530	-	8,592	-
Shares redeemed	(1,834)	-	(30,180)	-
Net increase (decrease)	23,450	-	$ 383,871	$ -
Class C
Shares sold	49,762	-	$ 817,251	$ -
Reinvestment of distributions	685	-	11,094	-
Shares redeemed	(93)	-	(1,506)	-
Net increase (decrease)	50,354	-	$ 826,839	$ -
Asset Manager 50%
Shares sold	18,549,686	37,568,253	$ 305,779,305	$ 610,699,461
Reinvestment of distributions	37,918,571	31,521,454	615,067,061	507,182,460
Shares redeemed	(56,800,910)	(140,502,838)	(940,345,521)	(2,285,702,637)
Net increase (decrease)	(332,653)	(71,413,131)	$ (19,499,155)	$ (1,167,820,716)
Institutional Class
Shares sold	6,928	-	$ 115,000	$ -
Reinvestment of distributions	494	-	8,012	-
Shares redeemed	(771)	-	(12,500)	-
Net increase (decrease)	6,651	-	$ 110,512	$ -

A Share transactions for Class A, Class T, Class B, Class C, and Institutional Class are for the period October 2, 2006 (commencement of sale of shares) to March 31, 2007.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Research & Analysis Company (formerly Fidelity Management & Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AAM50I-USAN-0507
1.834327.100

(Fidelity Investment logo)(registered trademark)

Fidelity Asset Manager® 85%

Semiannual Report

March 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investment Summary	<Click Here>	A summary of the fund's holdings.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006 to March 31, 2007) for Asset Manager 85% and for the entire period (October 2, 2006 to March 31, 2007) for Class A, T, B, C and Institutional Class. The hypothetical expense Example is based on an investment of $1,000 invested for the one half year period (October 1, 2006 to March 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than

Semiannual Report

$2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value March 31, 2007	Expenses Paid During Period
Class A
Actual	$ 1,000.00	$ 1,092.50	$ 5.91 B
HypotheticalA	$ 1,000.00	$ 1,019.25	$ 5.74 C
Class T
Actual	$ 1,000.00	$ 1,090.90	$ 7.26 B
HypotheticalA	$ 1,000.00	$ 1,017.95	$ 7.04 C
Class B
Actual	$ 1,000.00	$ 1,087.80	$ 9.94 B
HypotheticalA	$ 1,000.00	$ 1,015.36	$ 9.65 C
Class C
Actual	$ 1,000.00	$ 1,088.60	$ 9.79 B
HypotheticalA	$ 1,000.00	$ 1,015.51	$ 9.50 C
Asset Manager 85%
Actual	$ 1,000.00	$ 1,090.20	$ 4.53 B
HypotheticalA	$ 1,000.00	$ 1,020.59	$ 4.38 C
Institutional Class
Actual	$ 1,000.00	$ 1,094.60	$ 4.26 B
HypotheticalA	$ 1,000.00	$ 1,020.84	$ 4.13 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period) for Asset Manager 85% and multiplied by 181/365 (to reflect the period October 2, 2006 to March 31, 2007) for Class A, T, B, C and Institutional Class.

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

In addition to the expenses noted above, the Fund also indirectly bears its proportionate shares of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of the most recent fiscal half-year ranged from less than .01% to .01%.

Semiannual Report

Shareholder Expense Example - continued

Annualized Expense Ratio
Class A	1.14%
Class T	1.40%
Class B	1.92%
Class C	1.89%
Asset Manager 85%	.87%
Institutional Class	.82%

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.

Top Ten Stocks as of March 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	1.2	1.7
Procter & Gamble Co.	1.0	0.6
AT&T, Inc.	0.9	0.5
American International Group, Inc.	0.9	1.3
JPMorgan Chase & Co.	0.7	0.8
Citigroup, Inc.	0.7	0.5
Bank of America Corp.	0.7	0.7
Exxon Mobil Corp.	0.7	0.5
Johnson & Johnson	0.6	0.9
Gold Fields Ltd. sponsored ADR	0.6	0.0
	8.0
Asset Allocation (% of fund's net assets)
As of March 31, 2007	As of September 30, 2006
Stock class and Equity Futures 84.3%	Stock class and Equity Futures 83.5%
Bond class 15.6%	Bond class 14.3%
Short-term class 0.1%	Short-term class 2.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Investment Summary

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2007
% of fund's net assets
Equity Holdings
Equity Sector Central Funds
Fidelity Financials Central Fund	14.0
Fidelity Information Technology Central Fund	9.9
Fidelity Consumer Discretionary Central Fund	7.7
Fidelity Health Care Central Fund	7.7
Fidelity Industrials Central Fund	7.2
Fidelity Energy Central Fund	6.5
Fidelity Consumer Staples Central Fund	5.4
Fidelity Utilities Central Fund	2.6
Fidelity Materials Central Fund	2.3
Fidelity Telecom Services Central Fund	2.2
Total Equity Sector Central Funds	65.5
All Other Equity Investments	10.6 A
Total Equity Holdings	76.1
Fixed-Income Central Funds
Investment Grade Fixed-Income Funds	10.7
High Yield Fixed-Income Funds	3.3
Total Fixed-Income Central Funds	14.0
Money Market Central Funds	9.2
Other Short-Term Investments and Net Other Assets	0.7
Total	100.0

A Represents percentage of the Fund's total net assets in direct investments of equity holdings with international exposure. The Fund also has exposure to foreign investments indirectly through investment in the Fidelity Central Funds.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds was 24.1% of net assets.

For an unaudited list of holdings for each Fidelity Equity and Fixed-Income Central Fund, visit fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports.

Semiannual Report

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Equity Sector Central Funds - 65.5%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (h)	312,670	$ 39,055,636
Fidelity Consumer Staples Central Fund (h)	244,169	27,744,893
Fidelity Energy Central Fund (h)	293,683	33,106,849
Fidelity Financials Central Fund (h)	637,020	71,671,075
Fidelity Health Care Central Fund (h)	359,567	39,225,109
Fidelity Industrials Central Fund (h)	318,816	36,638,344
Fidelity Information Technology Central Fund (h)	401,360	50,723,915
Fidelity Materials Central Fund (h)	93,471	11,823,123
Fidelity Telecom Services Central Fund (h)	84,539	11,289,337
Fidelity Utilities Central Fund (h)	107,554	13,131,311
TOTAL EQUITY SECTOR CENTRAL FUNDS (Cost $294,813,194)		334,409,592
Fixed-Income Central Funds - 14.0%

Investment Grade Fixed-Income Funds - 10.7%
Fidelity Tactical Income Central Fund (h)	551,601	54,487,147
High Yield Fixed-Income Funds - 3.3%
Fidelity High Income Central Fund 1 (h)	165,632	16,753,646
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $69,500,322)		71,240,793
Common Stocks - 10.6%

Argentina - 0.4%
Cresud S.A.C.I.F. y A. sponsored ADR	42,000	862,260
Inversiones y Representaciones SA sponsored GDR (a)	33,400	638,942
Pampa Holding SA (a)	618,991	481,410
Pampa Holding SA unit (a)(e)	4,100	79,718
TOTAL ARGENTINA		2,062,330
Brazil - 0.1%
BrasilAgro - Compania Brasileira de Propriedades Agricolas	700	423,524
Canada - 2.0%
Abitibi-Consolidated, Inc.	966,000	2,694,141
Agricore United (ltd. vtg.)	17,400	248,668
Aquiline Resources, Inc. (a)	44,700	323,282
Aquiline Resources, Inc. (a)(e)	42,500	307,371
Canadian Natural Resources Ltd.	29,400	1,623,360
Catalyst Paper Corp. (a)	475,800	1,483,591
NuVista Energy Ltd. (a)	38,600	498,485
ProEx Energy Ltd. (a)	55,300	725,646
Common Stocks - continued
	Shares	Value
Canada - continued
Saskatchewan Wheat Pool, Inc. (a)	71,700	$ 516,690
Saskatchewan Wheat Pool, Inc.:
subscription receipt 5/31/07 (a)	5,900	42,159
subscription receipt 5/31/07 (a)(e)(f)	168,100	1,201,182
Suncor Energy, Inc.	9,300	707,639
TOTAL CANADA		10,372,214
Cayman Islands - 0.3%
GlobalSantaFe Corp.	20,600	1,270,608
Czech Republic - 0.3%
Philip Morris CR AS	2,700	1,241,438
France - 0.4%
Renault SA	16,200	1,894,579
Germany - 0.6%
E.ON AG	10,900	1,476,732
Lanxess AG (a)	28,300	1,457,689
TOTAL GERMANY		2,934,421
Italy - 0.4%
Fiat Spa	82,600	2,083,605
Japan - 2.0%
Advantest Corp.	4,200	186,088
Aiful Corp.	9,900	306,671
Canon, Inc.	17,700	950,136
Credit Saison Co. Ltd.	3,600	118,040
CSK Holdings Corp.	4,500	188,128
Dowa Holdings Co. Ltd.	16,000	161,916
Eisai Co. Ltd.	3,400	162,953
Fanuc Ltd.	2,500	231,659
Fast Retailing Co. Ltd. (d)	2,200	170,206
Honda Motor Co. Ltd.	5,400	188,298
Kao Corp.	6,000	175,435
Kose Corp.	36,700	1,083,901
Kubota Corp.	136,000	1,186,487
Kuraray Co. Ltd.	27,500	295,987
Kyocera Corp.	2,300	216,100
Marui Co. Ltd.	11,900	145,326
Millea Holdings, Inc.	20,974	772,960
Mitsubishi Corp.	8,800	203,166
Nissin Healthcare Food Service Co.	300	3,934
Odakyu Electric Railway Co. Ltd.	27,000	197,104
Common Stocks - continued
	Shares	Value
Japan - continued
SFCG Co. Ltd.	5,910	$ 1,054,300
Shin-Etsu Chemical Co. Ltd.	2,900	176,461
Softbank Corp. (d)	6,000	153,688
Sony Corp.	3,000	151,470
Sumitomo Realty & Development Co. Ltd.	3,200	120,875
Takeda Pharamaceutical Co. Ltd.	2,700	176,809
Takefuji Corp.	23,740	952,985
TDK Corp.	2,300	199,151
Tokyo Electron Ltd.	2,300	160,215
Toyota Motor Corp.	2,600	166,608
Toyota Tsusho Corp.	6,100	155,201
TOTAL JAPAN		10,412,258
Luxembourg - 0.2%
SES SA FDR unit	62,987	1,194,760
Netherlands - 1.0%
CNH Global NV	52,100	1,942,809
Koninklijke Philips Electronics NV (d)	44,900	1,710,690
Nutreco Holding NV	20,900	1,564,816
TOTAL NETHERLANDS		5,218,315
Philippines - 0.1%
DMCI Holdings, Inc.	1,972,000	295,032
Semirara Mining Corp.	741,900	423,943
TOTAL PHILIPPINES		718,975
South Africa - 0.6%
Gold Fields Ltd. sponsored ADR	175,200	3,237,696
Switzerland - 0.2%
Actelion Ltd. (Reg.) (a)	4,561	1,062,945
United Kingdom - 0.5%
AstraZeneca PLC (United Kingdom)	26,800	1,437,820
Benfield Group PLC	188,600	1,203,410
TOTAL UNITED KINGDOM		2,641,230
United States of America - 1.5%
Deere & Co.	18,700	2,031,568
Monsanto Co.	22,400	1,231,104
Newmont Mining Corp.	29,100	1,221,909
Common Stocks - continued
	Shares	Value
United States of America - continued
Synthes, Inc.	16,437	$ 2,028,591
Virgin Media, Inc.	33,600	848,400
TOTAL UNITED STATES OF AMERICA		7,361,572
TOTAL COMMON STOCKS (Cost $49,581,568)		54,130,470
Money Market Central Funds - 9.2%

Fidelity Cash Central Fund, 5.41% (b)	46,668,844	46,668,844
Fidelity Securities Lending Cash Central Fund, 5.41% (b)(c)	428,290	428,290
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $47,097,134)		47,097,134
U.S. Treasury Obligations - 0.5%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 4.97% to 5.06% 4/5/07 to 6/7/07 (g) (Cost $2,293,130)	$ 2,311,000	2,293,957
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $463,285,348)		509,171,946
NET OTHER ASSETS - 0.2%		1,071,228
NET ASSETS - 100%		$ 510,243,174
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
138 Dow Jones EURO STOXX 50 Index Contracts (Germany)	June 2007	$ 7,576,390	$ 195,297
58 FTSE 100 Index Contracts (United Kingdom)	June 2007	7,220,199	176,301
69 S&P 500 Index Contracts	June 2007	24,688,200	204,068
47 TOPIX 150 Index Contracts (Japan)	June 2007	6,846,771	118,004
TOTAL EQUITY INDEX CONTRACTS		$ 46,331,560	$ 693,670
The face value of futures purchased as a percentage of net assets - 9%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,588,271 or 0.3% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,293,957.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,277,688
Fidelity Consumer Discretionary Central Fund	329,108
Fidelity Consumer Staples Central Fund	259,525
Fidelity Energy Central Fund	187,682
Fidelity Financials Central Fund	713,592
Fidelity Health Care Central Fund	303,838
Fidelity High Income Central Fund 1	369,468
Fidelity Industrials Central Fund	300,717
Fidelity Information Technology Central Fund	82,039
Fidelity Materials Central Fund	126,136
Fidelity Securities Lending Cash Central Fund	31,051
Fidelity Tactical Income Central Fund	1,397,221
Fidelity Telecom Services Central Fund	116,234
Fidelity Utilities Central Fund	150,802
Total	$ 5,645,101

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 34,132,808	$ 1,815,120	$ -	$ 39,055,636	5.0%
Fidelity Consumer Staples Central Fund	24,708,836	968,551	67,859	27,744,893	5.0%
Fidelity Energy Central Fund	26,731,211	1,986,074	-	33,106,849	5.0%
Fidelity Financials Central Fund	66,434,548	2,481,953	45,765	71,671,075	5.0%
Fidelity Health Care Central Fund	37,325,790	1,368,270	509,849	39,225,109	5.0%
Fidelity High Income Central Fund 1	5,533,509	11,011,990	-	16,753,646	2.8%
Fidelity Industrials Central Fund	32,608,742	1,496,083	-	36,638,344	5.0%
Fidelity Information Technology Central Fund	45,709,007	1,788,079	712,772	50,723,915	5.0%
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Materials Central Fund	$ 9,167,019	$ 650,753	$ -	$ 11,823,123	5.0%
Fidelity Tactical Income Central Fund	54,338,215	-	-	54,487,147	1.0%
Fidelity Telecom Services Central Fund	9,456,209	403,184	98,352	11,289,337	5.0%
Fidelity Utilities Central Fund	10,866,470	433,799	314,078	13,131,311	5.0%
Total	$ 357,012,364	$ 24,403,856	$ 1,748,675	$ 405,650,385
Other Information

The information in the following tables is based on the combined investment of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):

U.S. Government and U.S. Government Agency Obligations	6.0%
AAA,AA,A	4.3%
BBB	1.6%
BB	1.3%
B	1.6%
CCC,CC,C	0.4%
Not Rated	0.1%
Equities	84.3%
Short-Term Investments and Net Other Assets	0.4%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows. Percentages are adjusted for the effect of futures contracts, if applicable.
United States of America	75.9%
Japan	3.5%
United Kingdom	3.5%
Canada	3.1%
Bermuda	2.4%
Germany	2.4%
Netherlands	1.6%
Cayman Islands	1.3%
France	1.0%
Others (individually less than 1%)	5.3%
100.0%
Income Tax Information
At September 30, 2006, the fund had a capital loss carryforward of approximately $80,393,291 of which $29,893,715 and $50,499,576 will expire on September 30, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $406,566) - See accompanying schedule: Unaffiliated issuers (cost $51,874,698)	$ 56,424,427
Fidelity Central Funds (cost $411,410,650)	452,747,519
Total Investments (cost $463,285,348)		$ 509,171,946
Foreign currency held at value (cost $4)		4
Receivable for investments sold		3,222,333
Receivable for fund shares sold		904,965
Dividends receivable		162,002
Distributions receivable from Fidelity Central Funds		596,811
Prepaid expenses		1,567
Other receivables		20,371
Total assets		514,079,999

Liabilities
Payable for investments purchased Regular delivery	$ 2,000,964
Delayed delivery	627,907
Payable for fund shares redeemed	379,542
Accrued management fee	234,335
Distribution fees payable	1,540
Payable for daily variation on futures contracts	14,255
Other affiliated payables	116,602
Other payables and accrued expenses	33,390
Collateral on securities loaned, at value	428,290
Total liabilities		3,836,825

Net Assets		$ 510,243,174
Net Assets consist of:
Paid in capital		$ 535,549,537
Undistributed net investment income		2,161,816
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(74,050,814)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		46,582,635
Net Assets		$ 510,243,174

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

March 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,537,316 ÷ 112,228 shares)	$ 13.70

Maximum offering price per share (100/94.25 of $13.70)	$ 14.54
Class T: Net Asset Value and redemption price per share ($442,474 ÷ 32,318 shares)	$ 13.69

Maximum offering price per share (100/96.50 of $13.69)	$ 14.19
Class B: Net Asset Value and offering price per share ($612,336 ÷ 44,812 shares)A	$ 13.66

Class C: Net Asset Value and offering price per share ($943,278 ÷ 69,073 shares)A	$ 13.66

Asset Manager 85%: Net Asset Value, offering price and redemption price per share ($506,598,329 ÷ 36,944,381 shares)	$ 13.71

Institutional Class: Net Asset Value, offering price and redemption price per share ($109,441 ÷ 7,978 shares)	$ 13.72

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2007 (Unaudited)
Investment Income
Dividends		$ 235,353
Interest		46,664
Income from Fidelity Central Funds		5,645,101
Total income		5,927,118

Expenses
Management fee	$ 1,361,589
Transfer agent fees	589,314
Distribution fees	4,830
Accounting and security lending fees	92,689
Custodian fees and expenses	17,012
Independent trustees' compensation	751
Registration fees	75,635
Audit	30,936
Legal	5,192
Miscellaneous	1,798
Total expenses before reductions	2,179,746
Expense reductions	(111,128)	2,068,618
Net investment income (loss)		3,858,500
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $6,522)	7,105,219
Fidelity Central Funds	216,119
Foreign currency transactions	(99,912)
Futures contracts	1,476,657
Total net realized gain (loss)		8,698,083
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $8,306)	28,202,830
Assets and liabilities in foreign currencies	2,476
Futures contracts	205,006
Total change in net unrealized appreciation (depreciation)		28,410,312
Net gain (loss)		37,108,395
Net increase (decrease) in net assets resulting from operations		$ 40,966,895

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2007 (Unaudited)	Year ended September 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,858,500	$ 6,350,038
Net realized gain (loss)	8,698,083	64,440,013
Change in net unrealized appreciation (depreciation)	28,410,312	(30,491,738)
Net increase (decrease) in net assets resulting from operations	40,966,895	40,298,313
Distributions to shareholders from net investment income	(7,445,008)	(2,067,008)
Distributions to shareholders from net realized gain	(712,592)	-
Total distributions	(8,157,600)	(2,067,008)
Share transactions - net increase (decrease)	28,602,581	7,378,936
Total increase (decrease) in net assets	61,411,876	45,610,241

Net Assets
Beginning of period	448,831,298	403,221,057
End of period (including undistributed net investment income of $2,161,816 and undistributed net investment income of $5,748,324, respectively)	$ 510,243,174	$ 448,831,298

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended March 31, 2007 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.09
Net realized and unrealized gain (loss)	1.08
Total from investment operations	1.17
Distributions from net investment income	(.20)
Distributions from net realized gain	(.02)
Total distributions	(.22)
Net asset value, end of period	$ 13.70
Total Return B, C, D	9.25%
Ratios to Average Net Assets H
Expenses before reductions	1.14% A
Expenses net of fee waivers, if any	1.14% A
Expenses net of all reductions	1.11% A
Net investment income (loss)	1.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,537
Portfolio turnover rate F	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended March 31, 2007 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.07
Net realized and unrealized gain (loss)	1.09
Total from investment operations	1.16
Distributions from net investment income	(.20)
Distributions from net realized gain	(.02)
Total distributions	(.22)
Net asset value, end of period	$ 13.69
Total Return B, C, D	9.09%
Ratios to Average Net Assets H
Expenses before reductions	1.40% A
Expenses net of fee waivers, if any	1.40% A
Expenses net of all reductions	1.38% A
Net investment income (loss)	1.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 442
Portfolio turnover rate F	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended March 31, 2007 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.04
Net realized and unrealized gain (loss)	1.08
Total from investment operations	1.12
Distributions from net investment income	(.19)
Distributions from net realized gain	(.02)
Total distributions	(.21)
Net asset value, end of period	$ 13.66
Total Return B, C, D	8.78%
Ratios to Average Net Assets H
Expenses before reductions	1.92% A
Expenses net of fee waivers, if any	1.92% A
Expenses net of all reductions	1.90% A
Net investment income (loss)	.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 612
Portfolio turnover rate F	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended March 31, 2007 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.04
Net realized and unrealized gain (loss)	1.09
Total from investment operations	1.13
Distributions from net investment income	(.20)
Distributions from net realized gain	(.02)
Total distributions	(.22)
Net asset value, end of period	$ 13.66
Total Return B, C, D	8.86%
Ratios to Average Net Assets H
Expenses before reductions	1.89% A
Expenses net of fee waivers, if any	1.89% A
Expenses net of all reductions	1.87% A
Net investment income (loss)	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 943
Portfolio turnover rate F	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 85%

	Six months ended March 31, 2007	Years ended September 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 12.79	$ 11.69	$ 10.29	$ 9.26	$ 6.79	$ 9.57
Income from Investment Operations
Net investment income (loss) D	.11	.18	.06 F	.05	.05	.08
Net realized and unrealized gain (loss)	1.04	.98	1.40	1.04	2.49	(2.64)
Total from investment operations	1.15	1.16	1.46	1.09	2.54	(2.56)
Distributions from net investment income	(.21)	(.06)	(.06)	(.06)	(.07)	(.22)
Distributions from net realized gain	(.02)	-	-	-	-	-
Total distributions	(.23)	(.06)	(.06)	(.06)	(.07)	(.22)
Net asset value, end of period	$ 13.71	$ 12.79	$ 11.69	$ 10.29	$ 9.26	$ 6.79
Total Return B, C	9.02%	9.95%	14.22%	11.79%	37.74%	(27.58)%
Ratios to Average Net Assets G
Expenses before reductions	.90% A	.91%	.92%	.94%	1.03%	.97%
Expenses net of fee waivers, if any	.87% A	.91%	.92%	.94%	1.03%	.97%
Expenses net of all reductions	.85% A	.87%	.89%	.91%	1.00%	.88%
Net investment income (loss)	1.60% A	1.50%	.53% F	.52%	.63%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 506,598	$ 448,831	$ 403,221	$ 352,600	$ 250,354	$ 150,176
Portfolio turnover rate E	40% A	187% H	71% H	86%	131%	240%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .39%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended March 31, 2007 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 12.75
Income from Investment Operations
Net investment income (loss) D	.11
Net realized and unrealized gain (loss)	1.09
Total from investment operations	1.20
Distributions from net investment income	(.21)
Distributions from net realized gain	(.02)
Total distributions	(.23)
Net asset value, end of period	$ 13.72
Total Return B, C	9.46%
Ratios to Average Net Assets G
Expenses before reductions	.82% A
Expenses net of fee waivers, if any	.82% A
Expenses net of all reductions	.80% A
Net investment income (loss)	1.65% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 109
Portfolio turnover rate E	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 2, 2006 (commencement of sale of shares) to March 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2007 (Unaudited)

1. Organization.

Fidelity Asset Manager 85% (the Fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Asset Manager 85% and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund commenced sale of shares of Class A, Class T, Class B, Class C, and Institutional Class and the existing class was designated Asset Manager 85% on October 2, 2006. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's website, www.sec.gov, or upon request.

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Equity Sector Central Funds	Fidelity Management & Research Company, Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Repurchase Agreements Restricted Securities	Less than .01% to ..01%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity Tactical Income Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements	Less than .01%
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01% to ..01%

* Expenses expressed as a percentage of the average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statements of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's net asset value. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .01%.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, the short-term gain distributions from the Fidelity Central Funds, futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 46,948,642
Unrealized depreciation	(1,164,630)
Net unrealized appreciation (depreciation)	$ 45,784,012
Cost for federal income tax purposes	$ 463,387,934

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $98,515,258 and $86,870,368, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 795	$ 318
Class T	.25%	.25%	582	259
Class B	.75%	.25%	1,431	1,201
Class C	.75%	.25%	2,022	1,667
			$ 4,830	$ 3,445

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,036
Class T	444
$ 6,480

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Asset Manager 85%. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Asset Manager 85% shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 728.23
Class T	287.25
Class B	373.26
Class C	478.24
Asset Manager 85%	587,362.24
Institutional Class	86.16
	$ 589,314

* Annualized

Accounting Fees. FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $32 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $802 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $31,051.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Asset Manager 85% operating expenses. During the period, this reimbursement reduced the class' expenses by $56,925.

Many of the brokers with whom FMR places trades on behalf of the Fund and the Equity Sector Central Funds provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $38,274 for the period. In addition, through arrangements with the Fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

Transfer Agent expense reduction
Class A	$ 11
Asset Manager 85%	9,200
$ 9,211

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2007 A	Year ended September 30, 2006
From net investment income
Class A	$ 3,111	$ -
Class T	3,070	-
Class B	2,303	-
Class C	5,563	-
Asset Manager 85%	7,429,306	2,067,008
Institutional Class	1,655	-
Total	$ 7,445,008	$ 2,067,008
From net realized gain
Class A	$ 362	$ -
Class T	315	-
Class B	249	-
Class C	571	-
Asset Manager 85%	710,938	-
Institutional Class	157	-
Total	$ 712,592	$ -

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 2, 2006 (commencement of sale of shares) to March 31, 2007.

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2007 A	Year ended September 30, 2006	Six months ended March 31, 2007 A	Year ended September 30, 2006
Class A
Shares sold	124,318	-	$ 1,669,101	$ -
Reinvestment of distributions	259	-	3,472	-
Shares redeemed	(12,349)	-	(167,649)	-
Net increase (decrease)	112,228	-	$ 1,504,924	$ -
Class T
Shares sold	32,362	-	$ 429,835	$ -
Reinvestment of distributions	252	-	3,385	-
Shares redeemed	(296)	-	(4,050)	-
Net increase (decrease)	32,318	-	$ 429,170	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2007 A	Year ended September 30, 2006	Six months ended March 31, 2007 A	Year ended September 30, 2006
Class B
Shares sold	44,901	-	$ 598,942	$ -
Reinvestment of distributions	179	-	2,400	-
Shares redeemed	(268)	-	(3,666)	-
Net increase (decrease)	44,812	-	$ 597,676	$ -
Class C
Shares sold	69,687	-	$ 931,472	$ -
Reinvestment of distributions	447	-	5,995	-
Shares redeemed	(1,061)	-	(14,306)	-
Net increase (decrease)	69,073	-	$ 923,161	$ -
Asset Manager 85%
Shares sold	5,550,243	8,481,234	$ 74,450,818	$ 104,257,765
Reinvestment of distributions	595,705	167,539	7,988,389	2,033,927
Shares redeemed	(4,283,486)	(8,062,163)	(57,393,369)	(98,912,756)
Net increase (decrease)	1,862,462	586,610	$ 25,045,838	$ 7,378,936
Institutional Class
Shares sold	7,843	-	$ 100,000	$ -
Reinvestment of distributions	135	-	1,812	-
Net increase (decrease)	7,978	-	$ 101,812	$ -

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 2, 2006 (commencement of sale of shares) to March 31, 2007.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
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1200 Wilshire Boulevard
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21701 Hawthorne Boulevard
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2001 North Main Street
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Colorado

1625 Broadway
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9185 Westview Road
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Connecticut

48 West Putnam Avenue
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300 Atlantic Street
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29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
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2948 N. Federal Highway
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4671 Town Center Parkway
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1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
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3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment

Advisors

Fidelity International Investment

Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

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(8 a.m. - 9 p.m.)

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(for the deaf and hearing impaired)
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

AGG-USAN-0507
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(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Asset Manager 85% -

Class A, Class T, Class B
and Class C

Semiannual Report

March 31, 2007

Class A, Class T, Class B, and Class C are classes of Fidelity
Asset Manager® 85%

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investment Summary	<Click Here>	A summary of the fund's holdings.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006 to March 31, 2007) for Asset Manager 85% and for the entire period (October 2, 2006 to March 31, 2007) for Class A, T, B, C and Institutional Class. The hypothetical expense Example is based on an investment of $1,000 invested for the one half year period (October 1, 2006 to March 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than

Semiannual Report

$2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value March 31, 2007	Expenses Paid During Period
Class A
Actual	$ 1,000.00	$ 1,092.50	$ 5.91 B
HypotheticalA	$ 1,000.00	$ 1,019.25	$ 5.74 C
Class T
Actual	$ 1,000.00	$ 1,090.90	$ 7.26 B
HypotheticalA	$ 1,000.00	$ 1,017.95	$ 7.04 C
Class B
Actual	$ 1,000.00	$ 1,087.80	$ 9.94 B
HypotheticalA	$ 1,000.00	$ 1,015.36	$ 9.65 C
Class C
Actual	$ 1,000.00	$ 1,088.60	$ 9.79 B
HypotheticalA	$ 1,000.00	$ 1,015.51	$ 9.50 C
Asset Manager 85%
Actual	$ 1,000.00	$ 1,090.20	$ 4.53 B
HypotheticalA	$ 1,000.00	$ 1,020.59	$ 4.38 C
Institutional Class
Actual	$ 1,000.00	$ 1,094.60	$ 4.26 B
HypotheticalA	$ 1,000.00	$ 1,020.84	$ 4.13 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period) for Asset Manager 85% and multiplied by 181/365 (to reflect the period October 2, 2006 to March 31, 2007) for Class A, T, B, C and Institutional Class.

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

In addition to the expenses noted above, the Fund also indirectly bears its proportionate shares of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of the most recent fiscal half-year ranged from less than .01% to .01%.

Semiannual Report

Shareholder Expense Example - continued

Annualized Expense Ratio
Class A	1.14%
Class T	1.40%
Class B	1.92%
Class C	1.89%
Asset Manager 85%	.87%
Institutional Class	.82%

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.

Top Ten Stocks as of March 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	1.2	1.7
Procter & Gamble Co.	1.0	0.6
AT&T, Inc.	0.9	0.5
American International Group, Inc.	0.9	1.3
JPMorgan Chase & Co.	0.7	0.8
Citigroup, Inc.	0.7	0.5
Bank of America Corp.	0.7	0.7
Exxon Mobil Corp.	0.7	0.5
Johnson & Johnson	0.6	0.9
Gold Fields Ltd. sponsored ADR	0.6	0.0
	8.0
Asset Allocation (% of fund's net assets)
As of March 31, 2007	As of September 30, 2006
Stock class and Equity Futures 84.3%	Stock class and Equity Futures 83.5%
Bond class 15.6%	Bond class 14.3%
Short-term class 0.1%	Short-term class 2.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Investment Summary

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2007
% of fund's net assets
Equity Holdings
Equity Sector Central Funds
Fidelity Financials Central Fund	14.0
Fidelity Information Technology Central Fund	9.9
Fidelity Consumer Discretionary Central Fund	7.7
Fidelity Health Care Central Fund	7.7
Fidelity Industrials Central Fund	7.2
Fidelity Energy Central Fund	6.5
Fidelity Consumer Staples Central Fund	5.4
Fidelity Utilities Central Fund	2.6
Fidelity Materials Central Fund	2.3
Fidelity Telecom Services Central Fund	2.2
Total Equity Sector Central Funds	65.5
All Other Equity Investments	10.6 A
Total Equity Holdings	76.1
Fixed-Income Central Funds
Investment Grade Fixed-Income Funds	10.7
High Yield Fixed-Income Funds	3.3
Total Fixed-Income Central Funds	14.0
Money Market Central Funds	9.2
Other Short-Term Investments and Net Other Assets	0.7
Total	100.0

A Represents percentage of the Fund's total net assets in direct investments of equity holdings with international exposure. The Fund also has exposure to foreign investments indirectly through investment in the Fidelity Central Funds.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds was 24.1% of net assets.

For an unaudited list of holdings for each Fidelity Equity and Fixed-Income Central Fund, visit fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports.

Semiannual Report

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Equity Sector Central Funds - 65.5%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (h)	312,670	$ 39,055,636
Fidelity Consumer Staples Central Fund (h)	244,169	27,744,893
Fidelity Energy Central Fund (h)	293,683	33,106,849
Fidelity Financials Central Fund (h)	637,020	71,671,075
Fidelity Health Care Central Fund (h)	359,567	39,225,109
Fidelity Industrials Central Fund (h)	318,816	36,638,344
Fidelity Information Technology Central Fund (h)	401,360	50,723,915
Fidelity Materials Central Fund (h)	93,471	11,823,123
Fidelity Telecom Services Central Fund (h)	84,539	11,289,337
Fidelity Utilities Central Fund (h)	107,554	13,131,311
TOTAL EQUITY SECTOR CENTRAL FUNDS (Cost $294,813,194)		334,409,592
Fixed-Income Central Funds - 14.0%

Investment Grade Fixed-Income Funds - 10.7%
Fidelity Tactical Income Central Fund (h)	551,601	54,487,147
High Yield Fixed-Income Funds - 3.3%
Fidelity High Income Central Fund 1 (h)	165,632	16,753,646
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $69,500,322)		71,240,793
Common Stocks - 10.6%

Argentina - 0.4%
Cresud S.A.C.I.F. y A. sponsored ADR	42,000	862,260
Inversiones y Representaciones SA sponsored GDR (a)	33,400	638,942
Pampa Holding SA (a)	618,991	481,410
Pampa Holding SA unit (a)(e)	4,100	79,718
TOTAL ARGENTINA		2,062,330
Brazil - 0.1%
BrasilAgro - Compania Brasileira de Propriedades Agricolas	700	423,524
Canada - 2.0%
Abitibi-Consolidated, Inc.	966,000	2,694,141
Agricore United (ltd. vtg.)	17,400	248,668
Aquiline Resources, Inc. (a)	44,700	323,282
Aquiline Resources, Inc. (a)(e)	42,500	307,371
Canadian Natural Resources Ltd.	29,400	1,623,360
Catalyst Paper Corp. (a)	475,800	1,483,591
NuVista Energy Ltd. (a)	38,600	498,485
ProEx Energy Ltd. (a)	55,300	725,646
Common Stocks - continued
	Shares	Value
Canada - continued
Saskatchewan Wheat Pool, Inc. (a)	71,700	$ 516,690
Saskatchewan Wheat Pool, Inc.:
subscription receipt 5/31/07 (a)	5,900	42,159
subscription receipt 5/31/07 (a)(e)(f)	168,100	1,201,182
Suncor Energy, Inc.	9,300	707,639
TOTAL CANADA		10,372,214
Cayman Islands - 0.3%
GlobalSantaFe Corp.	20,600	1,270,608
Czech Republic - 0.3%
Philip Morris CR AS	2,700	1,241,438
France - 0.4%
Renault SA	16,200	1,894,579
Germany - 0.6%
E.ON AG	10,900	1,476,732
Lanxess AG (a)	28,300	1,457,689
TOTAL GERMANY		2,934,421
Italy - 0.4%
Fiat Spa	82,600	2,083,605
Japan - 2.0%
Advantest Corp.	4,200	186,088
Aiful Corp.	9,900	306,671
Canon, Inc.	17,700	950,136
Credit Saison Co. Ltd.	3,600	118,040
CSK Holdings Corp.	4,500	188,128
Dowa Holdings Co. Ltd.	16,000	161,916
Eisai Co. Ltd.	3,400	162,953
Fanuc Ltd.	2,500	231,659
Fast Retailing Co. Ltd. (d)	2,200	170,206
Honda Motor Co. Ltd.	5,400	188,298
Kao Corp.	6,000	175,435
Kose Corp.	36,700	1,083,901
Kubota Corp.	136,000	1,186,487
Kuraray Co. Ltd.	27,500	295,987
Kyocera Corp.	2,300	216,100
Marui Co. Ltd.	11,900	145,326
Millea Holdings, Inc.	20,974	772,960
Mitsubishi Corp.	8,800	203,166
Nissin Healthcare Food Service Co.	300	3,934
Odakyu Electric Railway Co. Ltd.	27,000	197,104
Common Stocks - continued
	Shares	Value
Japan - continued
SFCG Co. Ltd.	5,910	$ 1,054,300
Shin-Etsu Chemical Co. Ltd.	2,900	176,461
Softbank Corp. (d)	6,000	153,688
Sony Corp.	3,000	151,470
Sumitomo Realty & Development Co. Ltd.	3,200	120,875
Takeda Pharamaceutical Co. Ltd.	2,700	176,809
Takefuji Corp.	23,740	952,985
TDK Corp.	2,300	199,151
Tokyo Electron Ltd.	2,300	160,215
Toyota Motor Corp.	2,600	166,608
Toyota Tsusho Corp.	6,100	155,201
TOTAL JAPAN		10,412,258
Luxembourg - 0.2%
SES SA FDR unit	62,987	1,194,760
Netherlands - 1.0%
CNH Global NV	52,100	1,942,809
Koninklijke Philips Electronics NV (d)	44,900	1,710,690
Nutreco Holding NV	20,900	1,564,816
TOTAL NETHERLANDS		5,218,315
Philippines - 0.1%
DMCI Holdings, Inc.	1,972,000	295,032
Semirara Mining Corp.	741,900	423,943
TOTAL PHILIPPINES		718,975
South Africa - 0.6%
Gold Fields Ltd. sponsored ADR	175,200	3,237,696
Switzerland - 0.2%
Actelion Ltd. (Reg.) (a)	4,561	1,062,945
United Kingdom - 0.5%
AstraZeneca PLC (United Kingdom)	26,800	1,437,820
Benfield Group PLC	188,600	1,203,410
TOTAL UNITED KINGDOM		2,641,230
United States of America - 1.5%
Deere & Co.	18,700	2,031,568
Monsanto Co.	22,400	1,231,104
Newmont Mining Corp.	29,100	1,221,909
Common Stocks - continued
	Shares	Value
United States of America - continued
Synthes, Inc.	16,437	$ 2,028,591
Virgin Media, Inc.	33,600	848,400
TOTAL UNITED STATES OF AMERICA		7,361,572
TOTAL COMMON STOCKS (Cost $49,581,568)		54,130,470
Money Market Central Funds - 9.2%

Fidelity Cash Central Fund, 5.41% (b)	46,668,844	46,668,844
Fidelity Securities Lending Cash Central Fund, 5.41% (b)(c)	428,290	428,290
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $47,097,134)		47,097,134
U.S. Treasury Obligations - 0.5%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 4.97% to 5.06% 4/5/07 to 6/7/07 (g) (Cost $2,293,130)	$ 2,311,000	2,293,957
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $463,285,348)		509,171,946
NET OTHER ASSETS - 0.2%		1,071,228
NET ASSETS - 100%		$ 510,243,174
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
138 Dow Jones EURO STOXX 50 Index Contracts (Germany)	June 2007	$ 7,576,390	$ 195,297
58 FTSE 100 Index Contracts (United Kingdom)	June 2007	7,220,199	176,301
69 S&P 500 Index Contracts	June 2007	24,688,200	204,068
47 TOPIX 150 Index Contracts (Japan)	June 2007	6,846,771	118,004
TOTAL EQUITY INDEX CONTRACTS		$ 46,331,560	$ 693,670
The face value of futures purchased as a percentage of net assets - 9%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,588,271 or 0.3% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,293,957.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,277,688
Fidelity Consumer Discretionary Central Fund	329,108
Fidelity Consumer Staples Central Fund	259,525
Fidelity Energy Central Fund	187,682
Fidelity Financials Central Fund	713,592
Fidelity Health Care Central Fund	303,838
Fidelity High Income Central Fund 1	369,468
Fidelity Industrials Central Fund	300,717
Fidelity Information Technology Central Fund	82,039
Fidelity Materials Central Fund	126,136
Fidelity Securities Lending Cash Central Fund	31,051
Fidelity Tactical Income Central Fund	1,397,221
Fidelity Telecom Services Central Fund	116,234
Fidelity Utilities Central Fund	150,802
Total	$ 5,645,101

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 34,132,808	$ 1,815,120	$ -	$ 39,055,636	5.0%
Fidelity Consumer Staples Central Fund	24,708,836	968,551	67,859	27,744,893	5.0%
Fidelity Energy Central Fund	26,731,211	1,986,074	-	33,106,849	5.0%
Fidelity Financials Central Fund	66,434,548	2,481,953	45,765	71,671,075	5.0%
Fidelity Health Care Central Fund	37,325,790	1,368,270	509,849	39,225,109	5.0%
Fidelity High Income Central Fund 1	5,533,509	11,011,990	-	16,753,646	2.8%
Fidelity Industrials Central Fund	32,608,742	1,496,083	-	36,638,344	5.0%
Fidelity Information Technology Central Fund	45,709,007	1,788,079	712,772	50,723,915	5.0%
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Materials Central Fund	$ 9,167,019	$ 650,753	$ -	$ 11,823,123	5.0%
Fidelity Tactical Income Central Fund	54,338,215	-	-	54,487,147	1.0%
Fidelity Telecom Services Central Fund	9,456,209	403,184	98,352	11,289,337	5.0%
Fidelity Utilities Central Fund	10,866,470	433,799	314,078	13,131,311	5.0%
Total	$ 357,012,364	$ 24,403,856	$ 1,748,675	$ 405,650,385
Other Information

The information in the following tables is based on the combined investment of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):

U.S. Government and U.S. Government Agency Obligations	6.0%
AAA,AA,A	4.3%
BBB	1.6%
BB	1.3%
B	1.6%
CCC,CC,C	0.4%
Not Rated	0.1%
Equities	84.3%
Short-Term Investments and Net Other Assets	0.4%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows. Percentages are adjusted for the effect of futures contracts, if applicable.
United States of America	75.9%
Japan	3.5%
United Kingdom	3.5%
Canada	3.1%
Bermuda	2.4%
Germany	2.4%
Netherlands	1.6%
Cayman Islands	1.3%
France	1.0%
Others (individually less than 1%)	5.3%
100.0%
Income Tax Information
At September 30, 2006, the fund had a capital loss carryforward of approximately $80,393,291 of which $29,893,715 and $50,499,576 will expire on September 30, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $406,566) - See accompanying schedule: Unaffiliated issuers (cost $51,874,698)	$ 56,424,427
Fidelity Central Funds (cost $411,410,650)	452,747,519
Total Investments (cost $463,285,348)		$ 509,171,946
Foreign currency held at value (cost $4)		4
Receivable for investments sold		3,222,333
Receivable for fund shares sold		904,965
Dividends receivable		162,002
Distributions receivable from Fidelity Central Funds		596,811
Prepaid expenses		1,567
Other receivables		20,371
Total assets		514,079,999

Liabilities
Payable for investments purchased Regular delivery	$ 2,000,964
Delayed delivery	627,907
Payable for fund shares redeemed	379,542
Accrued management fee	234,335
Distribution fees payable	1,540
Payable for daily variation on futures contracts	14,255
Other affiliated payables	116,602
Other payables and accrued expenses	33,390
Collateral on securities loaned, at value	428,290
Total liabilities		3,836,825

Net Assets		$ 510,243,174
Net Assets consist of:
Paid in capital		$ 535,549,537
Undistributed net investment income		2,161,816
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(74,050,814)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		46,582,635
Net Assets		$ 510,243,174

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

March 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,537,316 ÷ 112,228 shares)	$ 13.70

Maximum offering price per share (100/94.25 of $13.70)	$ 14.54
Class T: Net Asset Value and redemption price per share ($442,474 ÷ 32,318 shares)	$ 13.69

Maximum offering price per share (100/96.50 of $13.69)	$ 14.19
Class B: Net Asset Value and offering price per share ($612,336 ÷ 44,812 shares)A	$ 13.66

Class C: Net Asset Value and offering price per share ($943,278 ÷ 69,073 shares)A	$ 13.66

Asset Manager 85%: Net Asset Value, offering price and redemption price per share ($506,598,329 ÷ 36,944,381 shares)	$ 13.71

Institutional Class: Net Asset Value, offering price and redemption price per share ($109,441 ÷ 7,978 shares)	$ 13.72

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2007 (Unaudited)
Investment Income
Dividends		$ 235,353
Interest		46,664
Income from Fidelity Central Funds		5,645,101
Total income		5,927,118

Expenses
Management fee	$ 1,361,589
Transfer agent fees	589,314
Distribution fees	4,830
Accounting and security lending fees	92,689
Custodian fees and expenses	17,012
Independent trustees' compensation	751
Registration fees	75,635
Audit	30,936
Legal	5,192
Miscellaneous	1,798
Total expenses before reductions	2,179,746
Expense reductions	(111,128)	2,068,618
Net investment income (loss)		3,858,500
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $6,522)	7,105,219
Fidelity Central Funds	216,119
Foreign currency transactions	(99,912)
Futures contracts	1,476,657
Total net realized gain (loss)		8,698,083
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $8,306)	28,202,830
Assets and liabilities in foreign currencies	2,476
Futures contracts	205,006
Total change in net unrealized appreciation (depreciation)		28,410,312
Net gain (loss)		37,108,395
Net increase (decrease) in net assets resulting from operations		$ 40,966,895

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2007 (Unaudited)	Year ended September 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,858,500	$ 6,350,038
Net realized gain (loss)	8,698,083	64,440,013
Change in net unrealized appreciation (depreciation)	28,410,312	(30,491,738)
Net increase (decrease) in net assets resulting from operations	40,966,895	40,298,313
Distributions to shareholders from net investment income	(7,445,008)	(2,067,008)
Distributions to shareholders from net realized gain	(712,592)	-
Total distributions	(8,157,600)	(2,067,008)
Share transactions - net increase (decrease)	28,602,581	7,378,936
Total increase (decrease) in net assets	61,411,876	45,610,241

Net Assets
Beginning of period	448,831,298	403,221,057
End of period (including undistributed net investment income of $2,161,816 and undistributed net investment income of $5,748,324, respectively)	$ 510,243,174	$ 448,831,298

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended March 31, 2007 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.09
Net realized and unrealized gain (loss)	1.08
Total from investment operations	1.17
Distributions from net investment income	(.20)
Distributions from net realized gain	(.02)
Total distributions	(.22)
Net asset value, end of period	$ 13.70
Total Return B, C, D	9.25%
Ratios to Average Net Assets H
Expenses before reductions	1.14% A
Expenses net of fee waivers, if any	1.14% A
Expenses net of all reductions	1.11% A
Net investment income (loss)	1.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,537
Portfolio turnover rate F	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended March 31, 2007 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.07
Net realized and unrealized gain (loss)	1.09
Total from investment operations	1.16
Distributions from net investment income	(.20)
Distributions from net realized gain	(.02)
Total distributions	(.22)
Net asset value, end of period	$ 13.69
Total Return B, C, D	9.09%
Ratios to Average Net Assets H
Expenses before reductions	1.40% A
Expenses net of fee waivers, if any	1.40% A
Expenses net of all reductions	1.38% A
Net investment income (loss)	1.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 442
Portfolio turnover rate F	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended March 31, 2007 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.04
Net realized and unrealized gain (loss)	1.08
Total from investment operations	1.12
Distributions from net investment income	(.19)
Distributions from net realized gain	(.02)
Total distributions	(.21)
Net asset value, end of period	$ 13.66
Total Return B, C, D	8.78%
Ratios to Average Net Assets H
Expenses before reductions	1.92% A
Expenses net of fee waivers, if any	1.92% A
Expenses net of all reductions	1.90% A
Net investment income (loss)	.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 612
Portfolio turnover rate F	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended March 31, 2007 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.04
Net realized and unrealized gain (loss)	1.09
Total from investment operations	1.13
Distributions from net investment income	(.20)
Distributions from net realized gain	(.02)
Total distributions	(.22)
Net asset value, end of period	$ 13.66
Total Return B, C, D	8.86%
Ratios to Average Net Assets H
Expenses before reductions	1.89% A
Expenses net of fee waivers, if any	1.89% A
Expenses net of all reductions	1.87% A
Net investment income (loss)	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 943
Portfolio turnover rate F	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 85%

	Six months ended March 31, 2007	Years ended September 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 12.79	$ 11.69	$ 10.29	$ 9.26	$ 6.79	$ 9.57
Income from Investment Operations
Net investment income (loss) D	.11	.18	.06 F	.05	.05	.08
Net realized and unrealized gain (loss)	1.04	.98	1.40	1.04	2.49	(2.64)
Total from investment operations	1.15	1.16	1.46	1.09	2.54	(2.56)
Distributions from net investment income	(.21)	(.06)	(.06)	(.06)	(.07)	(.22)
Distributions from net realized gain	(.02)	-	-	-	-	-
Total distributions	(.23)	(.06)	(.06)	(.06)	(.07)	(.22)
Net asset value, end of period	$ 13.71	$ 12.79	$ 11.69	$ 10.29	$ 9.26	$ 6.79
Total Return B, C	9.02%	9.95%	14.22%	11.79%	37.74%	(27.58)%
Ratios to Average Net Assets G
Expenses before reductions	.90% A	.91%	.92%	.94%	1.03%	.97%
Expenses net of fee waivers, if any	.87% A	.91%	.92%	.94%	1.03%	.97%
Expenses net of all reductions	.85% A	.87%	.89%	.91%	1.00%	.88%
Net investment income (loss)	1.60% A	1.50%	.53% F	.52%	.63%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 506,598	$ 448,831	$ 403,221	$ 352,600	$ 250,354	$ 150,176
Portfolio turnover rate E	40% A	187% H	71% H	86%	131%	240%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .39%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended March 31, 2007 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 12.75
Income from Investment Operations
Net investment income (loss) D	.11
Net realized and unrealized gain (loss)	1.09
Total from investment operations	1.20
Distributions from net investment income	(.21)
Distributions from net realized gain	(.02)
Total distributions	(.23)
Net asset value, end of period	$ 13.72
Total Return B, C	9.46%
Ratios to Average Net Assets G
Expenses before reductions	.82% A
Expenses net of fee waivers, if any	.82% A
Expenses net of all reductions	.80% A
Net investment income (loss)	1.65% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 109
Portfolio turnover rate E	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 2, 2006 (commencement of sale of shares) to March 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2007 (Unaudited)

1. Organization.

Fidelity Asset Manager 85% (the Fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Asset Manager 85% and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund commenced sale of shares of Class A, Class T, Class B, Class C, and Institutional Class and the existing class was designated Asset Manager 85% on October 2, 2006. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's website, www.sec.gov, or upon request.

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Equity Sector Central Funds	Fidelity Management & Research Company, Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Repurchase Agreements Restricted Securities	Less than .01% to ..01%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity Tactical Income Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements	Less than .01%
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01% to ..01%

* Expenses expressed as a percentage of the average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statements of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's net asset value. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .01%.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, the short-term gain distributions from the Fidelity Central Funds, futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 46,948,642
Unrealized depreciation	(1,164,630)
Net unrealized appreciation (depreciation)	$ 45,784,012
Cost for federal income tax purposes	$ 463,387,934

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $98,515,258 and $86,870,368, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 795	$ 318
Class T	.25%	.25%	582	259
Class B	.75%	.25%	1,431	1,201
Class C	.75%	.25%	2,022	1,667
			$ 4,830	$ 3,445

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,036
Class T	444
$ 6,480

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Asset Manager 85%. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Asset Manager 85% shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 728.23
Class T	287.25
Class B	373.26
Class C	478.24
Asset Manager 85%	587,362.24
Institutional Class	86.16
	$ 589,314

* Annualized

Accounting Fees. FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $32 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $802 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $31,051.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Asset Manager 85% operating expenses. During the period, this reimbursement reduced the class' expenses by $56,925.

Many of the brokers with whom FMR places trades on behalf of the Fund and the Equity Sector Central Funds provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $38,274 for the period. In addition, through arrangements with the Fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

Transfer Agent expense reduction
Class A	$ 11
Asset Manager 85%	9,200
$ 9,211

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2007 A	Year ended September 30, 2006
From net investment income
Class A	$ 3,111	$ -
Class T	3,070	-
Class B	2,303	-
Class C	5,563	-
Asset Manager 85%	7,429,306	2,067,008
Institutional Class	1,655	-
Total	$ 7,445,008	$ 2,067,008
From net realized gain
Class A	$ 362	$ -
Class T	315	-
Class B	249	-
Class C	571	-
Asset Manager 85%	710,938	-
Institutional Class	157	-
Total	$ 712,592	$ -

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 2, 2006 (commencement of sale of shares) to March 31, 2007.

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2007 A	Year ended September 30, 2006	Six months ended March 31, 2007 A	Year ended September 30, 2006
Class A
Shares sold	124,318	-	$ 1,669,101	$ -
Reinvestment of distributions	259	-	3,472	-
Shares redeemed	(12,349)	-	(167,649)	-
Net increase (decrease)	112,228	-	$ 1,504,924	$ -
Class T
Shares sold	32,362	-	$ 429,835	$ -
Reinvestment of distributions	252	-	3,385	-
Shares redeemed	(296)	-	(4,050)	-
Net increase (decrease)	32,318	-	$ 429,170	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2007 A	Year ended September 30, 2006	Six months ended March 31, 2007 A	Year ended September 30, 2006
Class B
Shares sold	44,901	-	$ 598,942	$ -
Reinvestment of distributions	179	-	2,400	-
Shares redeemed	(268)	-	(3,666)	-
Net increase (decrease)	44,812	-	$ 597,676	$ -
Class C
Shares sold	69,687	-	$ 931,472	$ -
Reinvestment of distributions	447	-	5,995	-
Shares redeemed	(1,061)	-	(14,306)	-
Net increase (decrease)	69,073	-	$ 923,161	$ -
Asset Manager 85%
Shares sold	5,550,243	8,481,234	$ 74,450,818	$ 104,257,765
Reinvestment of distributions	595,705	167,539	7,988,389	2,033,927
Shares redeemed	(4,283,486)	(8,062,163)	(57,393,369)	(98,912,756)
Net increase (decrease)	1,862,462	586,610	$ 25,045,838	$ 7,378,936
Institutional Class
Shares sold	7,843	-	$ 100,000	$ -
Reinvestment of distributions	135	-	1,812	-
Net increase (decrease)	7,978	-	$ 101,812	$ -

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 2, 2006 (commencement of sale of shares) to March 31, 2007.

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Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis
Company (formerly Fidelity
Management & Research (Far East) Inc.)

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank

Pittsburgh, PA

AAM85-USAN-0507
1.834356.100

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Asset Manager 85% -

Institutional Class

Semiannual Report

March 31, 2007

Institutional Class is a class of
Fidelity Asset Manager® 85%

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investment Summary	<Click Here>	A summary of the fund's holdings.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006 to March 31, 2007) for Asset Manager 85% and for the entire period (October 2, 2006 to March 31, 2007) for Class A, T, B, C and Institutional Class. The hypothetical expense Example is based on an investment of $1,000 invested for the one half year period (October 1, 2006 to March 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than

Semiannual Report

$2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value March 31, 2007	Expenses Paid During Period
Class A
Actual	$ 1,000.00	$ 1,092.50	$ 5.91 B
HypotheticalA	$ 1,000.00	$ 1,019.25	$ 5.74 C
Class T
Actual	$ 1,000.00	$ 1,090.90	$ 7.26 B
HypotheticalA	$ 1,000.00	$ 1,017.95	$ 7.04 C
Class B
Actual	$ 1,000.00	$ 1,087.80	$ 9.94 B
HypotheticalA	$ 1,000.00	$ 1,015.36	$ 9.65 C
Class C
Actual	$ 1,000.00	$ 1,088.60	$ 9.79 B
HypotheticalA	$ 1,000.00	$ 1,015.51	$ 9.50 C
Asset Manager 85%
Actual	$ 1,000.00	$ 1,090.20	$ 4.53 B
HypotheticalA	$ 1,000.00	$ 1,020.59	$ 4.38 C
Institutional Class
Actual	$ 1,000.00	$ 1,094.60	$ 4.26 B
HypotheticalA	$ 1,000.00	$ 1,020.84	$ 4.13 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period) for Asset Manager 85% and multiplied by 181/365 (to reflect the period October 2, 2006 to March 31, 2007) for Class A, T, B, C and Institutional Class.

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

In addition to the expenses noted above, the Fund also indirectly bears its proportionate shares of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of the most recent fiscal half-year ranged from less than .01% to .01%.

Semiannual Report

Shareholder Expense Example - continued

Annualized Expense Ratio
Class A	1.14%
Class T	1.40%
Class B	1.92%
Class C	1.89%
Asset Manager 85%	.87%
Institutional Class	.82%

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.

Top Ten Stocks as of March 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	1.2	1.7
Procter & Gamble Co.	1.0	0.6
AT&T, Inc.	0.9	0.5
American International Group, Inc.	0.9	1.3
JPMorgan Chase & Co.	0.7	0.8
Citigroup, Inc.	0.7	0.5
Bank of America Corp.	0.7	0.7
Exxon Mobil Corp.	0.7	0.5
Johnson & Johnson	0.6	0.9
Gold Fields Ltd. sponsored ADR	0.6	0.0
	8.0
Asset Allocation (% of fund's net assets)
As of March 31, 2007	As of September 30, 2006
Stock class and Equity Futures 84.3%	Stock class and Equity Futures 83.5%
Bond class 15.6%	Bond class 14.3%
Short-term class 0.1%	Short-term class 2.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Investment Summary

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2007
% of fund's net assets
Equity Holdings
Equity Sector Central Funds
Fidelity Financials Central Fund	14.0
Fidelity Information Technology Central Fund	9.9
Fidelity Consumer Discretionary Central Fund	7.7
Fidelity Health Care Central Fund	7.7
Fidelity Industrials Central Fund	7.2
Fidelity Energy Central Fund	6.5
Fidelity Consumer Staples Central Fund	5.4
Fidelity Utilities Central Fund	2.6
Fidelity Materials Central Fund	2.3
Fidelity Telecom Services Central Fund	2.2
Total Equity Sector Central Funds	65.5
All Other Equity Investments	10.6 A
Total Equity Holdings	76.1
Fixed-Income Central Funds
Investment Grade Fixed-Income Funds	10.7
High Yield Fixed-Income Funds	3.3
Total Fixed-Income Central Funds	14.0
Money Market Central Funds	9.2
Other Short-Term Investments and Net Other Assets	0.7
Total	100.0

A Represents percentage of the Fund's total net assets in direct investments of equity holdings with international exposure. The Fund also has exposure to foreign investments indirectly through investment in the Fidelity Central Funds.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds was 24.1% of net assets.

For an unaudited list of holdings for each Fidelity Equity and Fixed-Income Central Fund, visit fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports.

Semiannual Report

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Equity Sector Central Funds - 65.5%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (h)	312,670	$ 39,055,636
Fidelity Consumer Staples Central Fund (h)	244,169	27,744,893
Fidelity Energy Central Fund (h)	293,683	33,106,849
Fidelity Financials Central Fund (h)	637,020	71,671,075
Fidelity Health Care Central Fund (h)	359,567	39,225,109
Fidelity Industrials Central Fund (h)	318,816	36,638,344
Fidelity Information Technology Central Fund (h)	401,360	50,723,915
Fidelity Materials Central Fund (h)	93,471	11,823,123
Fidelity Telecom Services Central Fund (h)	84,539	11,289,337
Fidelity Utilities Central Fund (h)	107,554	13,131,311
TOTAL EQUITY SECTOR CENTRAL FUNDS (Cost $294,813,194)		334,409,592
Fixed-Income Central Funds - 14.0%

Investment Grade Fixed-Income Funds - 10.7%
Fidelity Tactical Income Central Fund (h)	551,601	54,487,147
High Yield Fixed-Income Funds - 3.3%
Fidelity High Income Central Fund 1 (h)	165,632	16,753,646
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $69,500,322)		71,240,793
Common Stocks - 10.6%

Argentina - 0.4%
Cresud S.A.C.I.F. y A. sponsored ADR	42,000	862,260
Inversiones y Representaciones SA sponsored GDR (a)	33,400	638,942
Pampa Holding SA (a)	618,991	481,410
Pampa Holding SA unit (a)(e)	4,100	79,718
TOTAL ARGENTINA		2,062,330
Brazil - 0.1%
BrasilAgro - Compania Brasileira de Propriedades Agricolas	700	423,524
Canada - 2.0%
Abitibi-Consolidated, Inc.	966,000	2,694,141
Agricore United (ltd. vtg.)	17,400	248,668
Aquiline Resources, Inc. (a)	44,700	323,282
Aquiline Resources, Inc. (a)(e)	42,500	307,371
Canadian Natural Resources Ltd.	29,400	1,623,360
Catalyst Paper Corp. (a)	475,800	1,483,591
NuVista Energy Ltd. (a)	38,600	498,485
ProEx Energy Ltd. (a)	55,300	725,646
Common Stocks - continued
	Shares	Value
Canada - continued
Saskatchewan Wheat Pool, Inc. (a)	71,700	$ 516,690
Saskatchewan Wheat Pool, Inc.:
subscription receipt 5/31/07 (a)	5,900	42,159
subscription receipt 5/31/07 (a)(e)(f)	168,100	1,201,182
Suncor Energy, Inc.	9,300	707,639
TOTAL CANADA		10,372,214
Cayman Islands - 0.3%
GlobalSantaFe Corp.	20,600	1,270,608
Czech Republic - 0.3%
Philip Morris CR AS	2,700	1,241,438
France - 0.4%
Renault SA	16,200	1,894,579
Germany - 0.6%
E.ON AG	10,900	1,476,732
Lanxess AG (a)	28,300	1,457,689
TOTAL GERMANY		2,934,421
Italy - 0.4%
Fiat Spa	82,600	2,083,605
Japan - 2.0%
Advantest Corp.	4,200	186,088
Aiful Corp.	9,900	306,671
Canon, Inc.	17,700	950,136
Credit Saison Co. Ltd.	3,600	118,040
CSK Holdings Corp.	4,500	188,128
Dowa Holdings Co. Ltd.	16,000	161,916
Eisai Co. Ltd.	3,400	162,953
Fanuc Ltd.	2,500	231,659
Fast Retailing Co. Ltd. (d)	2,200	170,206
Honda Motor Co. Ltd.	5,400	188,298
Kao Corp.	6,000	175,435
Kose Corp.	36,700	1,083,901
Kubota Corp.	136,000	1,186,487
Kuraray Co. Ltd.	27,500	295,987
Kyocera Corp.	2,300	216,100
Marui Co. Ltd.	11,900	145,326
Millea Holdings, Inc.	20,974	772,960
Mitsubishi Corp.	8,800	203,166
Nissin Healthcare Food Service Co.	300	3,934
Odakyu Electric Railway Co. Ltd.	27,000	197,104
Common Stocks - continued
	Shares	Value
Japan - continued
SFCG Co. Ltd.	5,910	$ 1,054,300
Shin-Etsu Chemical Co. Ltd.	2,900	176,461
Softbank Corp. (d)	6,000	153,688
Sony Corp.	3,000	151,470
Sumitomo Realty & Development Co. Ltd.	3,200	120,875
Takeda Pharamaceutical Co. Ltd.	2,700	176,809
Takefuji Corp.	23,740	952,985
TDK Corp.	2,300	199,151
Tokyo Electron Ltd.	2,300	160,215
Toyota Motor Corp.	2,600	166,608
Toyota Tsusho Corp.	6,100	155,201
TOTAL JAPAN		10,412,258
Luxembourg - 0.2%
SES SA FDR unit	62,987	1,194,760
Netherlands - 1.0%
CNH Global NV	52,100	1,942,809
Koninklijke Philips Electronics NV (d)	44,900	1,710,690
Nutreco Holding NV	20,900	1,564,816
TOTAL NETHERLANDS		5,218,315
Philippines - 0.1%
DMCI Holdings, Inc.	1,972,000	295,032
Semirara Mining Corp.	741,900	423,943
TOTAL PHILIPPINES		718,975
South Africa - 0.6%
Gold Fields Ltd. sponsored ADR	175,200	3,237,696
Switzerland - 0.2%
Actelion Ltd. (Reg.) (a)	4,561	1,062,945
United Kingdom - 0.5%
AstraZeneca PLC (United Kingdom)	26,800	1,437,820
Benfield Group PLC	188,600	1,203,410
TOTAL UNITED KINGDOM		2,641,230
United States of America - 1.5%
Deere & Co.	18,700	2,031,568
Monsanto Co.	22,400	1,231,104
Newmont Mining Corp.	29,100	1,221,909
Common Stocks - continued
	Shares	Value
United States of America - continued
Synthes, Inc.	16,437	$ 2,028,591
Virgin Media, Inc.	33,600	848,400
TOTAL UNITED STATES OF AMERICA		7,361,572
TOTAL COMMON STOCKS (Cost $49,581,568)		54,130,470
Money Market Central Funds - 9.2%

Fidelity Cash Central Fund, 5.41% (b)	46,668,844	46,668,844
Fidelity Securities Lending Cash Central Fund, 5.41% (b)(c)	428,290	428,290
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $47,097,134)		47,097,134
U.S. Treasury Obligations - 0.5%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 4.97% to 5.06% 4/5/07 to 6/7/07 (g) (Cost $2,293,130)	$ 2,311,000	2,293,957
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $463,285,348)		509,171,946
NET OTHER ASSETS - 0.2%		1,071,228
NET ASSETS - 100%		$ 510,243,174
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
138 Dow Jones EURO STOXX 50 Index Contracts (Germany)	June 2007	$ 7,576,390	$ 195,297
58 FTSE 100 Index Contracts (United Kingdom)	June 2007	7,220,199	176,301
69 S&P 500 Index Contracts	June 2007	24,688,200	204,068
47 TOPIX 150 Index Contracts (Japan)	June 2007	6,846,771	118,004
TOTAL EQUITY INDEX CONTRACTS		$ 46,331,560	$ 693,670
The face value of futures purchased as a percentage of net assets - 9%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,588,271 or 0.3% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,293,957.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,277,688
Fidelity Consumer Discretionary Central Fund	329,108
Fidelity Consumer Staples Central Fund	259,525
Fidelity Energy Central Fund	187,682
Fidelity Financials Central Fund	713,592
Fidelity Health Care Central Fund	303,838
Fidelity High Income Central Fund 1	369,468
Fidelity Industrials Central Fund	300,717
Fidelity Information Technology Central Fund	82,039
Fidelity Materials Central Fund	126,136
Fidelity Securities Lending Cash Central Fund	31,051
Fidelity Tactical Income Central Fund	1,397,221
Fidelity Telecom Services Central Fund	116,234
Fidelity Utilities Central Fund	150,802
Total	$ 5,645,101

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 34,132,808	$ 1,815,120	$ -	$ 39,055,636	5.0%
Fidelity Consumer Staples Central Fund	24,708,836	968,551	67,859	27,744,893	5.0%
Fidelity Energy Central Fund	26,731,211	1,986,074	-	33,106,849	5.0%
Fidelity Financials Central Fund	66,434,548	2,481,953	45,765	71,671,075	5.0%
Fidelity Health Care Central Fund	37,325,790	1,368,270	509,849	39,225,109	5.0%
Fidelity High Income Central Fund 1	5,533,509	11,011,990	-	16,753,646	2.8%
Fidelity Industrials Central Fund	32,608,742	1,496,083	-	36,638,344	5.0%
Fidelity Information Technology Central Fund	45,709,007	1,788,079	712,772	50,723,915	5.0%
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Materials Central Fund	$ 9,167,019	$ 650,753	$ -	$ 11,823,123	5.0%
Fidelity Tactical Income Central Fund	54,338,215	-	-	54,487,147	1.0%
Fidelity Telecom Services Central Fund	9,456,209	403,184	98,352	11,289,337	5.0%
Fidelity Utilities Central Fund	10,866,470	433,799	314,078	13,131,311	5.0%
Total	$ 357,012,364	$ 24,403,856	$ 1,748,675	$ 405,650,385
Other Information

The information in the following tables is based on the combined investment of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):

U.S. Government and U.S. Government Agency Obligations	6.0%
AAA,AA,A	4.3%
BBB	1.6%
BB	1.3%
B	1.6%
CCC,CC,C	0.4%
Not Rated	0.1%
Equities	84.3%
Short-Term Investments and Net Other Assets	0.4%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows. Percentages are adjusted for the effect of futures contracts, if applicable.
United States of America	75.9%
Japan	3.5%
United Kingdom	3.5%
Canada	3.1%
Bermuda	2.4%
Germany	2.4%
Netherlands	1.6%
Cayman Islands	1.3%
France	1.0%
Others (individually less than 1%)	5.3%
100.0%
Income Tax Information
At September 30, 2006, the fund had a capital loss carryforward of approximately $80,393,291 of which $29,893,715 and $50,499,576 will expire on September 30, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $406,566) - See accompanying schedule: Unaffiliated issuers (cost $51,874,698)	$ 56,424,427
Fidelity Central Funds (cost $411,410,650)	452,747,519
Total Investments (cost $463,285,348)		$ 509,171,946
Foreign currency held at value (cost $4)		4
Receivable for investments sold		3,222,333
Receivable for fund shares sold		904,965
Dividends receivable		162,002
Distributions receivable from Fidelity Central Funds		596,811
Prepaid expenses		1,567
Other receivables		20,371
Total assets		514,079,999

Liabilities
Payable for investments purchased Regular delivery	$ 2,000,964
Delayed delivery	627,907
Payable for fund shares redeemed	379,542
Accrued management fee	234,335
Distribution fees payable	1,540
Payable for daily variation on futures contracts	14,255
Other affiliated payables	116,602
Other payables and accrued expenses	33,390
Collateral on securities loaned, at value	428,290
Total liabilities		3,836,825

Net Assets		$ 510,243,174
Net Assets consist of:
Paid in capital		$ 535,549,537
Undistributed net investment income		2,161,816
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(74,050,814)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		46,582,635
Net Assets		$ 510,243,174

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

March 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,537,316 ÷ 112,228 shares)	$ 13.70

Maximum offering price per share (100/94.25 of $13.70)	$ 14.54
Class T: Net Asset Value and redemption price per share ($442,474 ÷ 32,318 shares)	$ 13.69

Maximum offering price per share (100/96.50 of $13.69)	$ 14.19
Class B: Net Asset Value and offering price per share ($612,336 ÷ 44,812 shares)A	$ 13.66

Class C: Net Asset Value and offering price per share ($943,278 ÷ 69,073 shares)A	$ 13.66

Asset Manager 85%: Net Asset Value, offering price and redemption price per share ($506,598,329 ÷ 36,944,381 shares)	$ 13.71

Institutional Class: Net Asset Value, offering price and redemption price per share ($109,441 ÷ 7,978 shares)	$ 13.72

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2007 (Unaudited)
Investment Income
Dividends		$ 235,353
Interest		46,664
Income from Fidelity Central Funds		5,645,101
Total income		5,927,118

Expenses
Management fee	$ 1,361,589
Transfer agent fees	589,314
Distribution fees	4,830
Accounting and security lending fees	92,689
Custodian fees and expenses	17,012
Independent trustees' compensation	751
Registration fees	75,635
Audit	30,936
Legal	5,192
Miscellaneous	1,798
Total expenses before reductions	2,179,746
Expense reductions	(111,128)	2,068,618
Net investment income (loss)		3,858,500
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $6,522)	7,105,219
Fidelity Central Funds	216,119
Foreign currency transactions	(99,912)
Futures contracts	1,476,657
Total net realized gain (loss)		8,698,083
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $8,306)	28,202,830
Assets and liabilities in foreign currencies	2,476
Futures contracts	205,006
Total change in net unrealized appreciation (depreciation)		28,410,312
Net gain (loss)		37,108,395
Net increase (decrease) in net assets resulting from operations		$ 40,966,895

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2007 (Unaudited)	Year ended September 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,858,500	$ 6,350,038
Net realized gain (loss)	8,698,083	64,440,013
Change in net unrealized appreciation (depreciation)	28,410,312	(30,491,738)
Net increase (decrease) in net assets resulting from operations	40,966,895	40,298,313
Distributions to shareholders from net investment income	(7,445,008)	(2,067,008)
Distributions to shareholders from net realized gain	(712,592)	-
Total distributions	(8,157,600)	(2,067,008)
Share transactions - net increase (decrease)	28,602,581	7,378,936
Total increase (decrease) in net assets	61,411,876	45,610,241

Net Assets
Beginning of period	448,831,298	403,221,057
End of period (including undistributed net investment income of $2,161,816 and undistributed net investment income of $5,748,324, respectively)	$ 510,243,174	$ 448,831,298

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended March 31, 2007 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.09
Net realized and unrealized gain (loss)	1.08
Total from investment operations	1.17
Distributions from net investment income	(.20)
Distributions from net realized gain	(.02)
Total distributions	(.22)
Net asset value, end of period	$ 13.70
Total Return B, C, D	9.25%
Ratios to Average Net Assets H
Expenses before reductions	1.14% A
Expenses net of fee waivers, if any	1.14% A
Expenses net of all reductions	1.11% A
Net investment income (loss)	1.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,537
Portfolio turnover rate F	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended March 31, 2007 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.07
Net realized and unrealized gain (loss)	1.09
Total from investment operations	1.16
Distributions from net investment income	(.20)
Distributions from net realized gain	(.02)
Total distributions	(.22)
Net asset value, end of period	$ 13.69
Total Return B, C, D	9.09%
Ratios to Average Net Assets H
Expenses before reductions	1.40% A
Expenses net of fee waivers, if any	1.40% A
Expenses net of all reductions	1.38% A
Net investment income (loss)	1.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 442
Portfolio turnover rate F	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended March 31, 2007 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.04
Net realized and unrealized gain (loss)	1.08
Total from investment operations	1.12
Distributions from net investment income	(.19)
Distributions from net realized gain	(.02)
Total distributions	(.21)
Net asset value, end of period	$ 13.66
Total Return B, C, D	8.78%
Ratios to Average Net Assets H
Expenses before reductions	1.92% A
Expenses net of fee waivers, if any	1.92% A
Expenses net of all reductions	1.90% A
Net investment income (loss)	.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 612
Portfolio turnover rate F	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended March 31, 2007 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.04
Net realized and unrealized gain (loss)	1.09
Total from investment operations	1.13
Distributions from net investment income	(.20)
Distributions from net realized gain	(.02)
Total distributions	(.22)
Net asset value, end of period	$ 13.66
Total Return B, C, D	8.86%
Ratios to Average Net Assets H
Expenses before reductions	1.89% A
Expenses net of fee waivers, if any	1.89% A
Expenses net of all reductions	1.87% A
Net investment income (loss)	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 943
Portfolio turnover rate F	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 85%

	Six months ended March 31, 2007	Years ended September 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 12.79	$ 11.69	$ 10.29	$ 9.26	$ 6.79	$ 9.57
Income from Investment Operations
Net investment income (loss) D	.11	.18	.06 F	.05	.05	.08
Net realized and unrealized gain (loss)	1.04	.98	1.40	1.04	2.49	(2.64)
Total from investment operations	1.15	1.16	1.46	1.09	2.54	(2.56)
Distributions from net investment income	(.21)	(.06)	(.06)	(.06)	(.07)	(.22)
Distributions from net realized gain	(.02)	-	-	-	-	-
Total distributions	(.23)	(.06)	(.06)	(.06)	(.07)	(.22)
Net asset value, end of period	$ 13.71	$ 12.79	$ 11.69	$ 10.29	$ 9.26	$ 6.79
Total Return B, C	9.02%	9.95%	14.22%	11.79%	37.74%	(27.58)%
Ratios to Average Net Assets G
Expenses before reductions	.90% A	.91%	.92%	.94%	1.03%	.97%
Expenses net of fee waivers, if any	.87% A	.91%	.92%	.94%	1.03%	.97%
Expenses net of all reductions	.85% A	.87%	.89%	.91%	1.00%	.88%
Net investment income (loss)	1.60% A	1.50%	.53% F	.52%	.63%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 506,598	$ 448,831	$ 403,221	$ 352,600	$ 250,354	$ 150,176
Portfolio turnover rate E	40% A	187% H	71% H	86%	131%	240%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .39%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended March 31, 2007 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 12.75
Income from Investment Operations
Net investment income (loss) D	.11
Net realized and unrealized gain (loss)	1.09
Total from investment operations	1.20
Distributions from net investment income	(.21)
Distributions from net realized gain	(.02)
Total distributions	(.23)
Net asset value, end of period	$ 13.72
Total Return B, C	9.46%
Ratios to Average Net Assets G
Expenses before reductions	.82% A
Expenses net of fee waivers, if any	.82% A
Expenses net of all reductions	.80% A
Net investment income (loss)	1.65% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 109
Portfolio turnover rate E	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 2, 2006 (commencement of sale of shares) to March 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2007 (Unaudited)

1. Organization.

Fidelity Asset Manager 85% (the Fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Asset Manager 85% and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund commenced sale of shares of Class A, Class T, Class B, Class C, and Institutional Class and the existing class was designated Asset Manager 85% on October 2, 2006. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's website, www.sec.gov, or upon request.

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Equity Sector Central Funds	Fidelity Management & Research Company, Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Repurchase Agreements Restricted Securities	Less than .01% to ..01%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity Tactical Income Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements	Less than .01%
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01% to ..01%

* Expenses expressed as a percentage of the average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statements of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's net asset value. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .01%.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, the short-term gain distributions from the Fidelity Central Funds, futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 46,948,642
Unrealized depreciation	(1,164,630)
Net unrealized appreciation (depreciation)	$ 45,784,012
Cost for federal income tax purposes	$ 463,387,934

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $98,515,258 and $86,870,368, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 795	$ 318
Class T	.25%	.25%	582	259
Class B	.75%	.25%	1,431	1,201
Class C	.75%	.25%	2,022	1,667
			$ 4,830	$ 3,445

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,036
Class T	444
$ 6,480

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Asset Manager 85%. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Asset Manager 85% shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 728.23
Class T	287.25
Class B	373.26
Class C	478.24
Asset Manager 85%	587,362.24
Institutional Class	86.16
	$ 589,314

* Annualized

Accounting Fees. FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $32 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $802 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $31,051.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Asset Manager 85% operating expenses. During the period, this reimbursement reduced the class' expenses by $56,925.

Many of the brokers with whom FMR places trades on behalf of the Fund and the Equity Sector Central Funds provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $38,274 for the period. In addition, through arrangements with the Fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

Transfer Agent expense reduction
Class A	$ 11
Asset Manager 85%	9,200
$ 9,211

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2007 A	Year ended September 30, 2006
From net investment income
Class A	$ 3,111	$ -
Class T	3,070	-
Class B	2,303	-
Class C	5,563	-
Asset Manager 85%	7,429,306	2,067,008
Institutional Class	1,655	-
Total	$ 7,445,008	$ 2,067,008
From net realized gain
Class A	$ 362	$ -
Class T	315	-
Class B	249	-
Class C	571	-
Asset Manager 85%	710,938	-
Institutional Class	157	-
Total	$ 712,592	$ -

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 2, 2006 (commencement of sale of shares) to March 31, 2007.

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2007 A	Year ended September 30, 2006	Six months ended March 31, 2007 A	Year ended September 30, 2006
Class A
Shares sold	124,318	-	$ 1,669,101	$ -
Reinvestment of distributions	259	-	3,472	-
Shares redeemed	(12,349)	-	(167,649)	-
Net increase (decrease)	112,228	-	$ 1,504,924	$ -
Class T
Shares sold	32,362	-	$ 429,835	$ -
Reinvestment of distributions	252	-	3,385	-
Shares redeemed	(296)	-	(4,050)	-
Net increase (decrease)	32,318	-	$ 429,170	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2007 A	Year ended September 30, 2006	Six months ended March 31, 2007 A	Year ended September 30, 2006
Class B
Shares sold	44,901	-	$ 598,942	$ -
Reinvestment of distributions	179	-	2,400	-
Shares redeemed	(268)	-	(3,666)	-
Net increase (decrease)	44,812	-	$ 597,676	$ -
Class C
Shares sold	69,687	-	$ 931,472	$ -
Reinvestment of distributions	447	-	5,995	-
Shares redeemed	(1,061)	-	(14,306)	-
Net increase (decrease)	69,073	-	$ 923,161	$ -
Asset Manager 85%
Shares sold	5,550,243	8,481,234	$ 74,450,818	$ 104,257,765
Reinvestment of distributions	595,705	167,539	7,988,389	2,033,927
Shares redeemed	(4,283,486)	(8,062,163)	(57,393,369)	(98,912,756)
Net increase (decrease)	1,862,462	586,610	$ 25,045,838	$ 7,378,936
Institutional Class
Shares sold	7,843	-	$ 100,000	$ -
Reinvestment of distributions	135	-	1,812	-
Net increase (decrease)	7,978	-	$ 101,812	$ -

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 2, 2006 (commencement of sale of shares) to March 31, 2007.

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Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis
Company (formerly Fidelity
Management & Research (Far East) Inc.)

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank

Pittsburgh, PA

AAM85I-USAN-0507
1.834346.100

(Fidelity Investment logo)(registered trademark)

Fidelity

Asset Manager® 70%

Semiannual Report

March 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investment Summary	<Click Here>	A summary of the fund's holdings.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006 to March 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value October 1, 2006	Ending Account Value March 31, 2007	Expenses Paid During Period* October 1, 2006 to March 31, 2007
Actual	$ 1,000.00	$ 1,077.00	$ 4.14
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.94	$ 4.03

* Expenses are equal to the Fund's annualized expense ratio of .80%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

In addition to the expenses noted above, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half-year ranged from less than .01% to .01%.

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.

Top Ten Stocks as of March 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	1.1	1.5
Procter & Gamble Co.	0.9	0.5
AT&T, Inc.	0.8	0.5
American International Group, Inc.	0.8	1.2
JPMorgan Chase & Co.	0.6	0.7
Citigroup, Inc.	0.6	0.5
Bank of America Corp.	0.6	0.7
Exxon Mobil Corp.	0.6	0.4
Johnson & Johnson	0.6	0.8
Wells Fargo & Co.	0.5	0.6
	7.1
Asset Allocation (% of fund's net assets)
As of March 31, 2007	As of September 30, 2006
Stock class and Equity Futures 70.4%	Stock class and Equity Futures 69.5%
Bond class 31.1%	Bond class 28.7%
Short-term class * (1.5)%	Short-term class 1.8%

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

* Short-term class is not included in the pie chart.

Semiannual Report

Investment Summary

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2007
% of fund's net assets
Equity Holdings
Equity Sector Central Funds
Fidelity Financials Central Fund	12.4
Fidelity Information Technology Central Fund	8.8
Fidelity Consumer Discretionary Central Fund	6.8
Fidelity Health Care Central Fund	6.8
Fidelity Industrials Central Fund	6.3
Fidelity Energy Central Fund	5.7
Fidelity Consumer Staples Central Fund	4.8
Fidelity Utilities Central Fund	2.3
Fidelity Materials Central Fund	2.0
Fidelity Telecom Services Central Fund	2.0
Total Equity Sector Central Funds	57.9
All Other Equity Investments	4.4 A
Total Equity Holdings	62.3
Fixed-Income Central Funds
Investment Grade Fixed-Income Funds	21.7
High Yield Fixed-Income Funds	6.2
Total Fixed-Income Central Funds	27.9
Money Market Central Funds	9.3
Other Short-Term Investments and Net Other Assets	0.5
Total	100.0

A Represents percentage of the Fund's total net assets in direct investments of equity holdings with international exposure. The Fund also has exposure to foreign investments indirectly through investment in the Fidelity Central Funds.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds was 20.3%.

For an unaudited list of holdings for each Fidelity Equity and Fixed-Income Central Fund, visit fidelity.com. The reports are located just after the Fund's financial statements and quarterly reports.

Semiannual Report

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Equity Sector Central Funds - 57.9%
	Shares	Value (000s)
Fidelity Consumer Discretionary Central Fund (g)	1,719,187	$ 214,744
Fidelity Consumer Staples Central Fund (g)	1,342,711	152,572
Fidelity Energy Central Fund (g)	1,615,219	182,084
Fidelity Financials Central Fund (g)	3,503,130	394,137
Fidelity Health Care Central Fund (g)	1,977,299	215,703
Fidelity Industrials Central Fund (g)	1,753,380	201,498
Fidelity Information Technology Central Fund (g)	2,207,067	278,929
Fidelity Materials Central Fund (g)	513,956	65,010
Fidelity Telecom Services Central Fund (g)	464,858	62,077
Fidelity Utilities Central Fund (g)	591,551	72,222
TOTAL EQUITY SECTOR CENTRAL FUNDS (Cost $1,643,087)		1,838,976
Fixed-Income Central Funds - 27.9%

Investment Grade Fixed-Income Funds - 21.7%
Fidelity Tactical Income Central Fund (g)	6,973,772	688,870
High Yield Fixed Income Funds - 6.2%
Fidelity Floating Rate Central Fund (g)	900,452	90,730
Fidelity High Income Central Fund 1 (g)	1,073,230	108,557
TOTAL HIGH YIELD FIXED-INCOME CENTRAL FUNDS		199,287
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $871,239)		888,157
Common Stocks - 4.4%

Argentina - 0.2%
Cresud S.A.C.I.F. y A. sponsored ADR	107,200	2,201
Inversiones y Representaciones SA sponsored GDR (a)	81,700	1,563
Pampa Holding SA (a)	1,839,454	1,431
TOTAL ARGENTINA		5,195
Brazil - 0.0%
BrasilAgro - Compania Brasileira de Propriedades Agricolas	2,000	1,210
Canada - 0.8%
Abitibi-Consolidated, Inc.	2,545,500	7,099
Agricore United (ltd. vtg.)	39,200	560
Aquiline Resources, Inc. (a)	221,500	1,602
Canadian Natural Resources Ltd.	75,000	4,141
Catalyst Paper Corp. (a)	1,223,400	3,815
NuVista Energy Ltd. (a)	98,500	1,272
ProEx Energy Ltd. (a)	136,000	1,785
Common Stocks - continued
	Shares	Value (000s)
Canada - continued
Saskatchewan Wheat Pool, Inc. (a)	174,100	$ 1,255
Saskatchewan Wheat Pool, Inc. subscription receipt:
12/31/99 (a)	35,800	256
12/31/99 (a)(e)	427,600	3,055
Suncor Energy, Inc.	23,800	1,811
TOTAL CANADA		26,651
Cayman Islands - 0.1%
GlobalSantaFe Corp.	52,500	3,238
Czech Republic - 0.1%
Philip Morris CR AS	6,900	3,173
France - 0.1%
Renault SA	41,200	4,818
Germany - 0.2%
E.ON AG	27,900	3,780
Lanxess AG (a)	72,200	3,719
TOTAL GERMANY		7,499
Italy - 0.2%
Fiat Spa	210,600	5,312
Japan - 0.9%
Advantest Corp.	10,600	470
Aiful Corp.	25,150	779
Canon, Inc.	44,900	2,410
Credit Saison Co. Ltd.	9,200	302
Csk Holdings Corp.	11,300	472
Dowa Holdings Co. Ltd.	41,000	415
Eisai Co. Ltd.	8,700	417
Fanuc Ltd.	6,200	575
Fast Retailing Co. Ltd.	5,600	433
Honda Motor Co. Ltd.	13,600	474
Kao Corp.	16,000	468
Kose Corp.	113,800	3,361
Kubota Corp.	346,000	3,019
Kuraray Co. Ltd.	70,500	759
Kyocera Corp.	5,700	536
Marui Co. Ltd.	30,200	369
Millea Holdings, Inc.	53,201	1,961
Mitsubishi Corp.	22,300	515
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Nissin Healthcare Food Service Co.	400	$ 5
Odakyu Electric Railway Co. Ltd.	68,000	496
SFCG Co. Ltd.	15,450	2,756
Shin-Etsu Chemical Co. Ltd.	7,300	444
Softbank Corp. (d)	15,300	392
Sony Corp.	7,500	379
Sumitomo Realty & Development Co. Ltd.	9,400	355
Takeda Pharamaceutical Co. Ltd.	6,900	452
Takefuji Corp.	60,220	2,417
TDK Corp.	5,800	502
Tokyo Electron Ltd.	5,700	397
Toyota Motor Corp.	6,500	417
Toyota Tsusho Corp.	14,600	371
TOTAL JAPAN		27,118
Luxembourg - 0.1%
SES SA FDR unit	166,668	3,161
Netherlands - 0.4%
CNH Global NV	132,800	4,952
Koninklijke Philips Electronics NV (d)	114,500	4,362
Nutreco Holding NV	53,200	3,983
TOTAL NETHERLANDS		13,297
Philippines - 0.1%
DMCI Holdings, Inc.	5,035,700	753
Semirara Mining Corp.	2,186,700	1,250
TOTAL PHILIPPINES		2,003
South Africa - 0.3%
Gold Fields Ltd.	19,600	362
Gold Fields Ltd. sponsored ADR	427,100	7,893
TOTAL SOUTH AFRICA		8,255
Switzerland - 0.1%
Actelion Ltd. (Reg.) (a)	11,678	2,722
United Kingdom - 0.2%
AstraZeneca PLC (United Kingdom)	68,300	3,664
Benfield Group PLC	480,800	3,068
TOTAL UNITED KINGDOM		6,732
United States of America - 0.6%
Deere & Co.	47,700	5,182
Common Stocks - continued
	Shares	Value (000s)
United States of America - continued
Monsanto Co.	57,000	$ 3,133
Newmont Mining Corp.	74,200	3,116
Synthes, Inc.	41,908	5,172
Virgin Media, Inc.	85,750	2,165
TOTAL UNITED STATES OF AMERICA		18,768
TOTAL COMMON STOCKS (Cost $127,199)		139,152
Money Market Central Funds - 9.3%

Fidelity Cash Central Fund, 5.41% (b)	283,944,436	283,944
Fidelity Money Market Central Fund, 5.41% (b)	8,056,119	8,056
Fidelity Securities Lending Cash Central Fund, 5.41% (b)(c)	4,686,980	4,687
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $296,687)		296,687
U.S. Treasury Obligations - 0.4%
	Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 4.97% to 5.03% 4/5/07 to 6/7/07 (f) (Cost $12,618)	$ 12,710	12,623
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $2,950,830)		3,175,595
NET OTHER ASSETS - 0.1%		1,752
NET ASSETS - 100%		$ 3,177,347
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,150 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	June 2007	$ 63,137	$ 1,595
479 FTSE 100 Index Contracts (United Kingdom)	June 2007	59,629	1,455
277 S&P 500 Index Contracts	June 2007	99,111	819
394 TOPIX 150 Index Contracts (Japan)	June 2007	57,396	1,220
TOTAL EQUITY INDEX CONTRACTS		$ 279,273	$ 5,089

The face value of futures purchased as a percentage of net assets - 8.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,055,000 or 0.1% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $12,593,000.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 7,109
Fidelity Consumer Discretionary Central Fund	1,983
Fidelity Consumer Staples Central Fund	1,541
Fidelity Energy Central Fund	1,108
Fidelity Financials Central Fund	4,241
Fidelity Floating Rate Central Fund	3,389
Fidelity Health Care Central Fund	1,804
Fidelity High Income Central Fund 1	3,114
Fidelity Industrials Central Fund	1,790
Fidelity Information Technology Central Fund	493
Fidelity Materials Central Fund	760
Fidelity Money Market Central Fund	216
Fidelity Securities Lending Cash Central Fund	68
Fidelity Tactical Income Central Fund	17,832
Fidelity Telecom Services Central Fund	689
Fidelity Utilities Central Fund	895
Total	$ 47,032

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 211,822	$ -	$ 16,508	$ 214,744	27.3%
Fidelity Consumer Staples Central Fund	153,338	-	13,606	152,572	27.3%
Fidelity Energy Central Fund	165,889	-	9,157	182,084	27.3%
Fidelity Financials Central Fund	412,280	-	36,497	394,137	27.3%
Fidelity Floating Rate Central Fund	90,333	-	-	90,730	4.2%
Fidelity Health Care Central Fund	231,638	-	22,548	215,703	27.3%
Fidelity High Income Central Fund 1	61,509	45,049	-	108,557	17.9%
Fidelity Industrials Central Fund	202,364	-	16,356	201,498	27.3%
Fidelity Information Technology Central Fund	283,662	-	29,289	278,929	27.3%
Fidelity Materials Central Fund	56,889	-	3,883	65,010	27.3%
Fidelity Tactical Income Central Fund	706,767	39,980	59,878	688,870	13.2%
Fidelity Telecom Services Central Fund	58,683	-	5,829	62,077	27.3%
Fidelity Utilities Central Fund	67,436	-	7,809	72,222	27.3%
Total	$ 2,702,610	$ 85,029	$ 221,360	$ 2,727,133
Other Information
The information in the following table is based on the combined investment of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S.Government and U.S.Government Agency Obligations	12.1%
AAA,AA,A	8.3%
BBB	3.2%
BB	2.6%
B	2.9%
CCC,CC,C	0.6%
Not Rated	0.9%
Equities	70.4%
Short-Term Investments and Net Other Assets	(1.0)%
100.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	79.7%
United Kingdom	4.1%
Japan	3.0%
Germany	2.5%
Bermuda	2.2%
Canada	1.9%
Cayman Islands	1.0%
Others (individually less than 1%)	5.6%
100.0%
Income Tax Information
At September 30, 2006, the fund had a capital loss carryforward of approximately $293,386,000 of which $56,253,000 and $237,133,000 will expire on September 30, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	March 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,345) - See accompanying schedule: Unaffiliated issuers (cost $139,817)	$ 151,775
Fidelity Central Funds (cost $2,811,013)	3,023,820
Total Investments (cost $2,950,830)		$ 3,175,595
Receivable for investments sold		8,220
Receivable for fund shares sold		3,666
Dividends receivable		363
Distributions receivable from Fidelity Central Funds		5,664
Prepaid expenses		11
Other receivables		338
Total assets		3,193,857

Liabilities
Payable for investments purchased	$ 6,944
Payable for fund shares redeemed	2,571
Accrued management fee	1,473
Payable for daily variation on futures contracts	93
Other affiliated payables	606
Other payables and accrued expenses	136
Collateral on securities loaned, at value	4,687
Total liabilities		16,510

Net Assets		$ 3,177,347
Net Assets consist of:
Paid in capital		$ 3,182,084
Undistributed net investment income		17,493
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(252,091)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		229,861
Net Assets, for 191,003 shares outstanding		$ 3,177,347
Net Asset Value, offering price and redemption price per share ($3,177,347 ÷ 191,003 shares)		$ 16.64

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended March 31, 2007 (Unaudited)

Investment Income
Dividends		$ 706
Interest		292
Income from Fidelity Central Funds		47,032
Total income		48,030

Expenses
Management fee	$ 8,944
Transfer agent fees	3,035
Accounting and security lending fees	586
Custodian fees and expenses	26
Independent trustees' compensation	5
Registration fees	24
Audit	44
Legal	23
Miscellaneous	12
Total expenses before reductions	12,699
Expense reductions	(263)	12,436
Net investment income (loss)		35,594
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $61)	25,151
Fidelity Central Funds	17,777
Foreign currency transactions	(690)
Futures contracts	9,609
Total net realized gain (loss)		51,847
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $74)	145,556
Assets and liabilities in foreign currencies	8
Futures contracts	1,498
Total change in net unrealized appreciation (depreciation)		147,062
Net gain (loss)		198,909
Net increase (decrease) in net assets resulting from operations		$ 234,503

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended March 31, 2007 (Unaudited)	Year ended September 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 35,594	$ 70,440
Net realized gain (loss)	51,847	108,590
Change in net unrealized appreciation (depreciation)	147,062	68,926
Net increase (decrease) in net assets resulting from operations	234,503	247,956
Distributions to shareholders from net investment income	(74,719)	(62,448)
Distributions to shareholders from net realized gain	-	(2,151)
Total distributions	(74,719)	(64,599)
Share transactions Proceeds from sales of shares	128,209	247,926
Reinvestment of distributions	73,511	63,603
Cost of shares redeemed	(321,251)	(641,829)
Net increase (decrease) in net assets resulting from share transactions	(119,531)	(330,300)
Total increase (decrease) in net assets	40,253	(146,943)

Net Assets
Beginning of period	3,137,094	3,284,037
End of period (including undistributed net investment income of $17,493 and undistributed net investment income of $56,618, respectively)	$ 3,177,347	$ 3,137,094
Other Information Shares
Sold	7,827	16,151
Issued in reinvestment of distributions	4,502	4,188
Redeemed	(19,599)	(41,823)
Net increase (decrease)	(7,270)	(21,484)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2007	Years ended September 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 15.82	$ 14.94	$ 14.10	$ 13.47	$ 11.30	$ 13.48
Income from Investment Operations
Net investment income (loss) D	.18	.34	.31 F	.25	.32	.37
Net realized and unrealized gain (loss)	1.03	.84	.85	.69	2.21	(2.13)
Total from investment operations	1.21	1.18	1.16	.94	2.53	(1.76)
Distributions from net investment income	(.39)	(.29)	(.32)	(.31)	(.36)	(.42)
Distributions from net realized gain	-	(.01)	-	-	-	-
Total distributions	(.39)	(.30)	(.32)	(.31)	(.36)	(.42)
Net asset value, end of period	$ 16.64	$ 15.82	$ 14.94	$ 14.10	$ 13.47	$ 11.30
Total Return B, C	7.70%	7.98%	8.28%	6.99%	22.74%	(13.71)%
Ratios to Average Net Assets G
Expenses before reductions	.80% A	.81%	.82%	.83%	.84%	.84%
Expenses net of fee waivers, if any	.80% A	.81%	.82%	.83%	.84%	.84%
Expenses net of all reductions	.78% A	.79%	.80%	.82%	.83%	.81%
Net investment income (loss)	2.24% A	2.20%	2.11% F	1.77%	2.53%	2.73%
Supplemental Data
Net assets, end of period (in millions)	$ 3,177	$ 3,137	$ 3,284	$ 3,588	$ 3,521	$ 3,122
Portfolio turnover rate E	20% A	82% H	37% H	67%	72%	101%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amount does not include the portfolio activity of any underlying Fidelity Central Funds. F Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.73%. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%. H The portfolio turnover rate does not include the activity from in-kind exchanges.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Asset Manager 70% (the Fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or, for the Equity and Fixed-Income Central Funds, at fidelity.com. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Equity Sector Central Funds	Fidelity Management & Research Company, Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Delayed Delivery & When Issued Securities, Foreign Securities, Repurchase Agreements, Restricted Securities	Less than .01% to .01%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments, Repurchase Agreements, Restricted Securities	Less than .01%

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities, Loans & Direct Debt Instruments, Repurchase Agreements, Restricted Securities	Less than .01%
Fidelity Tactical Income Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities, Mortgage Dollar Rolls, Repurchase Agreements, Restricted Securities, Swap Agreements	Less than .01%
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01% to .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

and capital gain distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's net asset value. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .01%.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 227,315
Unrealized depreciation	(2,779)
Net unrealized appreciation (depreciation)	$ 224,536
Cost for federal income tax purposes	$ 2,951,059

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $283,485 and $456,108, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is

Semiannual Report

8. Security Lending - continued

delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $68.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund and the Equity Sector Central Funds provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $126 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $3 and $84, respectively.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Other - continued

agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Research & Analysis Company (formerly Fidelity Management & Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
(for the deaf and hearing impaired)
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

AMG-USAN-0507
1.792154.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity Asset Manager® 20%

Semiannual Report

March 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of the fund's investments.
Investment Summary	<Click Here>	A summary of the fund's holdings.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006 to March 31, 2007) for Asset Manager 20% and for the entire period (October 2, 2006 to March 31, 2007) for Class A, T, B, C and Institutional Class. The hypothetical expense Example is based on an investment of $1,000 invested for the one half year period (October 1, 2006 to March 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value March 31, 2007	Expenses Paid During Period
Class A
Actual	$ 1,000.00	$ 1,039.60	$ 4.30 B
Hypothetical A	$ 1,000.00	$ 1,020.69	$ 4.28 C
Class T
Actual	$ 1,000.00	$ 1,038.50	$ 5.56 B
Hypothetical A	$ 1,000.00	$ 1,019.45	$ 5.54 C
Class B
Actual	$ 1,000.00	$ 1,035.40	$ 8.23 B
Hypothetical A	$ 1,000.00	$ 1,016.80	$ 8.20 C
Class C
Actual	$ 1,000.00	$ 1,035.90	$ 8.33 B
Hypothetical A	$ 1,000.00	$ 1,016.70	$ 8.30 C
Asset Manager 20%
Actual	$ 1,000.00	$ 1,040.70	$ 2.90 B
Hypothetical A	$ 1,000.00	$ 1,022.09	$ 2.87 C
Institutional Class
Actual	$ 1,000.00	$ 1,041.40	$ 2.89 B
Hypothetical A	$ 1,000.00	$ 1,022.09	$ 2.87 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period) for Asset Manager 20% and multiplied by 181/365 (to reflect the period October 2, 2006 to March 31, 2007) for Class A, T, B, C and Institutional Class.

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

In addition to the expenses noted above, the Fund also indirectly bears its proportionate shares of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of the most recent fiscal half-year ranged from less than .01% to .01%.

Annualized Expense Ratio
Class A	.85%
Class T	1.10%
Class B	1.63%
Class C	1.65%
Asset Manager 20%	.57%
Institutional Class	.57%

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.

Top Five Bond Issuers as of March 31, 2007
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	11.7	13.5
U.S. Treasury Obligations	6.6	6.0
Freddie Mac	3.6	3.6
Government National Mortgage Association	1.0	0.9
Credit Suisse First Boston Mortgage Securities Corp.	0.9	0.2
	23.8
Quality Diversification (% of fund's net assets)
As of March 31, 2007	As of September 30, 2006
U.S.Government and U.S.Government Agency Obligations 24.5%	U.S.Government and U.S.Government Agency Obligations 26.9%
AAA,AA,A 16.1%	AAA,AA,A 11.2%
BBB 7.4%	BBB 9.0%
BB and Below 6.0%	BB and Below 7.5%
Not Rated 1.1%	Not Rated 1.4%
Equities 19.6%	Equities 19.7%
Short-Term Investments and Net Other Assets 25.3%	Short-Term Investments and Net Other Assets 24.3%

We have used ratings from Moody's ® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of March 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	0.4	0.5
Procter & Gamble Co.	0.3	0.2
AT&T, Inc.	0.3	0.2
American International Group, Inc.	0.3	0.4
JPMorgan Chase & Co.	0.2	0.2
	1.5
Asset Allocation (% of fund's net assets)
As of March 31, 2007	As of September 30, 2006
Stock class and Equity Futures 19.5%	Stock class and Equity Futures 19.7%
Bond class 56.6%	Bond class 55.3%
Short-term class 23.9%	Short-term class 25.0%

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Investment Summary

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2007
% of fund's net assets
Equity Holdings
Equity Sector Central Funds
Fidelity Financials Central Fund	4.0
Fidelity Information Technology Central Fund	2.8
Fidelity Consumer Discretionary Central Fund	2.2
Fidelity Health Care Central Fund	2.2
Fidelity Industrials Central Fund	2.0
Fidelity Energy Central Fund	1.9
Fidelity Consumer Staples Central Fund	1.6
Fidelity Materials Central Fund	0.7
Fidelity Utilities Central Fund	0.7
Fidelity Telecom Services Central Fund	0.6
Total Equity Sector Central Funds	18.7
Fixed-Income Central Funds
Investment Grade Fixed-Income Funds	43.8
High Yield Fixed-Income Funds	6.1
Total Fixed-Income Central Funds	49.9
Money Market Central Funds	25.8
Other Short-Term Investments and Net Other Assets	5.6
Total	100.0
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds was 7.2% of net assets.

For an unaudited list of holdings for each Equity and Fixed-Income Central Fund, visit fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports.

Semiannual Report

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Equity Sector Central Funds - 18.7%
	Shares	Value (000s)
Fidelity Consumer Discretionary Central Fund (c)	405,204	$ 50,614
Fidelity Consumer Staples Central Fund (c)	316,700	35,987
Fidelity Energy Central Fund (c)	381,282	42,982
Fidelity Financials Central Fund (c)	826,402	92,978
Fidelity Health Care Central Fund (c)	466,385	50,878
Fidelity Industrials Central Fund (c)	413,799	47,554
Fidelity Information Technology Central Fund (c)	520,499	65,781
Fidelity Materials Central Fund (c)	121,156	15,325
Fidelity Telecom Services Central Fund (c)	109,601	14,636
Fidelity Utilities Central Fund (c)	139,660	17,051
TOTAL EQUITY SECTOR CENTRAL FUNDS (Cost $374,494)		433,786
Fixed-Income Central Funds - 49.9%

Investment Grade Fixed-Income Funds - 43.8%
Fidelity Tactical Income Central Fund (c)	10,296,430	1,017,081
High Yield Fixed-Income Funds - 6.1%
Fidelity Floating Rate Central Fund (c)	628,271	63,305
Fidelity High Income Central Fund 1 (c)	765,814	77,462
TOTAL HIGH YIELD FIXED-INCOME FUNDS		140,767
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,143,890)		1,157,848
Money Market Central Funds - 25.8%

Fidelity Cash Central Fund, 5.41% (a)	464,271,136	464,271
Fidelity Money Market Central Fund, 5.41% (a)	135,550,134	135,550
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $599,821)		599,821
U.S. Treasury Obligations - 0.1%
	Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 5% to 5.02% 4/5/07 (b) (Cost $929)	$ 930	930
Cash Equivalents - 5.2%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 5.14%, dated 3/30/07 due 4/2/07 (Collateralized by U.S. Treasury Obligations) # (Cost $121,406)	$ 121,458	$ 121,406
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $2,240,540)		2,313,791
NET OTHER ASSETS - 0.3%		8,052
NET ASSETS - 100%		$ 2,321,843
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
63 S&P 500 Index Contracts	June 2007	$ 22,541	$ 186

The face value of futures purchased as a percentage of net assets - 1%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $930,000.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/Counterparty	Value (Amounts in thousands)
$121,406,000 due 4/02/07 at 5.14%
BNP Paribas Securities Corp.	$ 83,851
Bear Stearns & Co., Inc.	18,388
HSBC Securities (USA), Inc.	779
Merrill Lynch Government Securities, Inc.	18,388
$ 121,406
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 11,881
Fidelity Consumer Discretionary Central Fund	456
Fidelity Consumer Staples Central Fund	357
Fidelity Energy Central Fund	257
Fidelity Financials Central Fund	981
Fidelity Floating Rate Central Fund	2,365
Fidelity Health Care Central Fund	417
Fidelity High Income Central Fund 1	3,924
Fidelity Industrials Central Fund	414
Fidelity Information Technology Central Fund	113
Fidelity Materials Central Fund	175
Fidelity Money Market Central Fund	3,639
Fidelity Tactical Income Central Fund	24,861
Fidelity Telecom Services Central Fund	159
Fidelity Utilities Central Fund	207
Total	$ 50,206

Affiliated Central Funds - continued
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 47,952	$ -	$ 1,724	$ 50,614	6.4%
Fidelity Consumer Staples Central Fund	34,712	-	1,679	35,987	6.4%
Fidelity Energy Central Fund	37,554	-	520	42,982	6.4%
Fidelity Financials Central Fund	93,331	-	4,414	92,978	6.4%
Fidelity Floating Rate Central Fund	63,028	-	-	63,305	3.0%
Fidelity Health Care Central Fund	52,438	-	3,042	50,878	6.4%
Fidelity High Income Central Fund 1	104,532	-	30,033	77,462	12.8%
Fidelity Industrials Central Fund	45,811	-	1,795	47,554	6.4%
Fidelity Information Technology Central Fund	64,215	-	3,991	65,781	6.4%
Fidelity Materials Central Fund	12,878	-	320	15,325	6.4%
Fidelity Tactical Income Central Fund	944,066	69,964	-	1,017,081	19.5%
Fidelity Telecom Services Central Fund	13,285	-	765	14,636	6.4%
Fidelity Utilities Central Fund	15,266	-	1,145	17,051	6.4%
Total	$ 1,529,068	$ 69,964	$ 49,428	$ 1,591,634

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $121,406) - See accompanying schedule: Unaffiliated issuers (cost $122,335)	$ 122,336
Fidelity Central Funds (cost $2,118,205)	2,191,455
Total Investments (cost $2,240,540)		$ 2,313,791
Receivable for fund shares sold		3,925
Dividends receivable		5
Distributions receivable from Fidelity Central Funds		8,102
Prepaid expenses		8
Other receivables		8
Total assets		2,325,839

Liabilities
Payable for fund shares redeemed	$ 2,889
Accrued management fee	799
Transfer agent fee payable	206
Distribution fees payable	1
Payable for daily variation on futures contracts	5
Other affiliated payables	63
Other payables and accrued expenses	33
Total liabilities		3,996

Net Assets		$ 2,321,843
Net Assets consist of:
Paid in capital		$ 2,244,906
Undistributed net investment income		10,400
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,900)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		73,437
Net Assets		$ 2,321,843

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	March 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($811 ÷ 63.51 shares)	$ 12.77

Maximum offering price per share (100/94.25 of $12.77)	$ 13.55
Class T: Net Asset Value and redemption price per share ($688.32 ÷ 53.95 shares)	$ 12.76

Maximum offering price per share (100/96.50 of $12.76)	$ 13.22
Class B: Net Asset Value and offering price per share ($319.20 ÷ 25.03 shares)A	$ 12.75

Class C: Net Asset Value and offering price per share ($462.26 ÷ 36.26 shares)A	$ 12.75

Asset Manager 20%: Net Asset Value, offering price and redemption price per share ($2,319,339 ÷ 181,472.25 shares)	$ 12.78

Institutional Class: Net Asset Value, offering price and redemption price per share ($224 ÷ 17.53 shares)	$ 12.78

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended March 31, 2007 (Unaudited)

Investment Income
Interest		$ 2,040
Income from Fidelity Central Funds		50,206
Total income		52,246

Expenses
Management fee	$ 4,652
Transfer agent fees	1,225
Distribution fees	3
Accounting fees and expenses	357
Independent trustees' compensation	4
Registration fees	105
Audit	40
Legal	14
Miscellaneous	5
Total expenses before reductions	6,405
Expense reductions	(107)	6,298
Net investment income (loss)		45,948
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	314
Fidelity Central Funds	4,667
Futures contracts	15
Total net realized gain (loss)		4,996
Change in net unrealized appreciation (depreciation) on: Investment securities	37,362
Futures contracts	(3)
Total change in net unrealized appreciation (depreciation)		37,359
Net gain (loss)		42,355
Net increase (decrease) in net assets resulting from operations		$ 88,303

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended March 31, 2007 (Unaudited)	Year ended September 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 45,948	$ 69,932
Net realized gain (loss)	4,996	103,946
Change in net unrealized appreciation (depreciation)	37,359	(47,468)
Net increase (decrease) in net assets resulting from operations	88,303	126,410
Distributions to shareholders from net investment income	(48,734)	(64,555)
Distributions to shareholders from net realized gain	(97,648)	(38,711)
Total distributions	(146,382)	(103,266)
Share transactions - net increase (decrease)	249,172	383,568
Total increase (decrease) in net assets	191,093	406,712

Net Assets
Beginning of period	2,130,750	1,724,038
End of period (including undistributed net investment income of $10,400 and undistributed net investment income of $13,186, respectively)	$ 2,321,843	$ 2,130,750

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended March 31, 2007
(Unaudited) G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.24
Net realized and unrealized gain (loss)	.27
Total from investment operations	.51
Distributions from net investment income	(.28)
Distributions from net realized gain	(.59)
Total distributions	(.87)
Net asset value, end of period	$ 12.77
Total Return B, C, D	3.96%
Ratios to Average Net Assets H
Expenses before reductions	.85% A
Expenses net of fee waivers, if any	.85%A
Expenses net of all reductions	.84%A
Net investment income (loss)	3.85%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 811
Portfolio turnover rate F	6%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended March 31, 2007
(Unaudited) G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.23
Net realized and unrealized gain (loss)	.26
Total from investment operations	.49
Distributions from net investment income	(.27)
Distributions from net realized gain	(.59)
Total distributions	(.86)
Net asset value, end of period	$ 12.76
Total Return B, C, D	3.85%
Ratios to Average Net Assets H
Expenses before reductions	1.10%A
Expenses net of fee waivers, if any	1.10%A
Expenses net of all reductions	1.10%A
Net investment income (loss)	3.60%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 688
Portfolio turnover rate F	6% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended March 31, 2007
(Unaudited) G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.20
Net realized and unrealized gain (loss)	.25
Total from investment operations	.45
Distributions from net investment income	(.24)
Distributions from net realized gain	(.59)
Total distributions	(.83)
Net asset value, end of period	$ 12.75
Total Return B, C, D	3.54%
Ratios to Average Net Assets H
Expenses before reductions	1.63%A
Expenses net of fee waivers, if any	1.63%A
Expenses net of all reductions	1.63%A
Net investment income (loss)	3.07%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 319
Portfolio turnover rate F	6%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended March 31, 2007
(Unaudited) G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.19
Net realized and unrealized gain (loss)	.27
Total from investment operations	.46
Distributions from net investment income	(.25)
Distributions from net realized gain	(.59)
Total distributions	(.84)
Net asset value, end of period	$ 12.75
Total Return B, C, D	3.59%
Ratios to Average Net Assets H
Expenses before reductions	1.65%A
Expenses net of fee waivers, if any	1.65%A
Expenses net of all reductions	1.64%A
Net investment income (loss)	3.06%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 462
Portfolio turnover rate F	6%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 20%

	Six months ended March 31, 2007	Years ended September 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 13.14	$ 13.00	$ 12.25	$ 11.80	$ 10.61	$ 11.13
Income from Investment Operations
Net investment income (loss) D	.27	.46	.33	.23	.30	.43
Net realized and unrealized gain (loss)	.25	.39	.74	.45	1.19	(.52)
Total from investment operations	.52	.85	1.07	.68	1.49	(.09)
Distributions from net investment income	(.29)	(.43)	(.32)	(.23)	(.30)	(.43)
Distributions from net realized gain	(.59)	(.28)	-	-	-	-
Total distributions	(.88)	(.71)	(.32)	(.23)	(.30)	(.43)
Net asset value, end of period	$ 12.78	$ 13.14	$ 13.00	$ 12.25	$ 11.80	$ 10.61
Total Return B, C	4.07%	6.77%	8.85%	5.80%	14.26%	(.92)%
Ratios to Average Net Assets F
Expenses before reductions	.58%A	.58%	.60%	.63%	.64%	.64%
Expenses net of fee waivers, if any	.57%A	.58%	.60%	.63%	.64%	.64%
Expenses net of all reductions	.57%A	.57%	.58%	.61%	.61%	.63%
Net investment income (loss)	4.13%A	3.58%	2.64%	1.86%	2.69%	3.90%
Supplemental Data
Net assets, end of period (in millions)	$ 2,319	$ 2,131	$ 1,724	$ 1,395	$ 971	$ 849
Portfolio turnover rate E	6%A	81% G	81% G	232%	276%	164%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended March 31, 2007
(Unaudited) F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.13
Income from Investment Operations
Net investment income (loss) D	.26
Net realized and unrealized gain (loss)	.27
Total from investment operations	.53
Distributions from net investment income	(.29)
Distributions from net realized gain	(.59)
Total distributions	(.88)
Net asset value, end of period	$ 12.78
Total Return B, C	4.14%
Ratios to Average Net AssetsG
Expenses before reductions	.57% A
Expenses net of fee waivers, if any	.57%A
Expenses net of all reductions	.56%A
Net investment income (loss)	4.13%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 224
Portfolio turnover rate E	6%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 2, 2006 (commencement of sale of shares) to March 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2007 (Unaudited)

1. Organization.

Fidelity Asset Manager 20% (the Fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Asset Manager 20% and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. The Fund commenced sale of shares of Class A, Class T, Class B, Class C, and Institutional Class and the existing class was designated Asset Manager 20% on October 2, 2006. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's website, www.sec.gov, or upon request.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Equity Sector Central Funds	Fidelity Management & Research Company, Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Repurchase Agreements Restricted Securities	Less than .01% to ..01%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity Tactical Income Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements	Less than .01%
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01% to ..01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statements of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's net asset value. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .01%.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, losses deferred due to wash sales and foreign currency transactions.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 73,250,782
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ 73,250,782
Cost for federal income tax purposes	$ 2,240,539,809

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $69,964,227 and $49,741,310, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .42% of the Fund's average net assets.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Asset Manager 20% and Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 281	$ 126
Class T	.25%	.25%	808	249
Class B	.75%	.25%	1,028	899
Class C	.75%	.25%	1,092	1,037
			$ 3,209	$ 2,311

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 707
Class T	125
$ 832

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Asset Manager 20%. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Asset Manager 20% shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 154.13
Class T	210.13
Class B	161.16
Class C	195.18
Asset Manager 20%	1,223,747.11
Institutional Class	60.10
	$ 1,224,527

* Annualized

Accounting Fees. FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $3,741 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Asset Manager 20% operating expenses. During the period, this reimbursement reduced the class' expenses by $56,925.

Many of the brokers with whom FMR places trades on behalf of the Fund and the Equity Sector Central Funds provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $7,786 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,160. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class C	4
Asset Manager 20%	34,685
$ 34,689

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity

Semiannual Report

9. Other - continued

mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2007 A	Year ended September 30, 2006
From net investment income
Class A	$ 3,371	$ -
Class T	6,802	-
Class B	3,452	-
Class C	3,844	-
Asset Manager 20%	48,714,057	64,555,177
Institutional Class	2,246	-
Total	$ 48,733,772	$ 64,555,177
From net realized gain
Class A	$ 5,081	$ -
Class T	20,043	-
Class B	9,970	-
Class C	9,436	-
Asset Manager 20%	97,599,263	38,710,573
Institutional Class	4,530	-
Total	$ 97,648,323	$ 38,710,573

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 2, 2006 (commencement of sale of shares) to March 31, 2007.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2007A	Year ended September 30, 2006	Six months ended March 31, 2007A	Year ended September 30, 2006
Class A
Shares sold	66,968	-	$ 856,392	$ -
Reinvestment of distributions	665	-	8,453	-
Shares redeemed	(4,128)	-	(52,832)	-
Net increase (decrease)	63,505	-	$ 812,013	$ -
Class T
Shares sold	56,266	-	$ 735,887	$ -
Reinvestment of distributions	2,071	-	26,254	-
Shares redeemed	(4,390)	-	(55,749)	-
Net increase (decrease)	53,947	-	$ 706,392	$ -
Class B
Shares sold	24,625	-	$ 321,516	$ -
Reinvestment of distributions	978	-	12,405	-
Shares redeemed	(570)	-	(7,238)	-
Net increase (decrease)	25,033	-	$ 326,683	$ -
Class C
Shares sold	39,481	-	$ 510,657	$ -
Reinvestment of distributions	766	-	9,727	-
Shares redeemed	(3,987)	-	(50,662)	-
Net increase (decrease)	36,260	-	$ 469,722	$ -
Asset Manager 20%
Shares sold	29,300,461	58,821,375	$ 378,268,414	$ 762,877,913
Reinvestment of distributions	11,064,515	7,686,827	140,789,126	98,885,268
Shares redeemed	(21,049,797)	(36,921,374)	(272,427,194)	(478,193,593)
Net increase (decrease)	19,315,179	29,586,828	$ 246,630,346	$ 383,569,588
Institutional Class
Shares sold	16,996	-	$ 219,218	$ -
Reinvestment of distributions	532	-	6,776	-
Net increase (decrease)	17,528	-	$ 225,994	$ -

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 2, 2006 (commencement of sale of shares) to March 31, 2007.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Research & Analysis Co. (FRAC)

(formerly known as Fidelity

Management & Research

(Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment

Advisors

Fidelity International Investment

Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
(for the deaf and hearing impaired)
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

AMI-USAN-0507
1.792155.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Asset Manager 20% -

Class A, Class T, Class B
and Class C

Semiannual Report

March 31, 2007

Class A, Class T, Class B, and Class C are classes of Fidelity
Asset Manager® 20%

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investment Summary	<Click Here>	A summary of the fund's holdings.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006 to March 31, 2007) for Asset Manager 20% and for the entire period (October 2, 2006 to March 31, 2007) for Class A, T, B, C and Institutional Class. The hypothetical expense Example is based on an investment of $1,000 invested for the one half year period (October 1, 2006 to March 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value March 31, 2007	Expenses Paid During Period
Class A
Actual	$ 1,000.00	$ 1,039.60	$ 4.30 B
Hypothetical A	$ 1,000.00	$ 1,020.69	$ 4.28 C
Class T
Actual	$ 1,000.00	$ 1,038.50	$ 5.56 B
Hypothetical A	$ 1,000.00	$ 1,019.45	$ 5.54 C
Class B
Actual	$ 1,000.00	$ 1,035.40	$ 8.23 B
Hypothetical A	$ 1,000.00	$ 1,016.80	$ 8.20 C
Class C
Actual	$ 1,000.00	$ 1,035.90	$ 8.33 B
Hypothetical A	$ 1,000.00	$ 1,016.70	$ 8.30 C
Asset Manager 20%
Actual	$ 1,000.00	$ 1,040.70	$ 2.90 B
Hypothetical A	$ 1,000.00	$ 1,022.09	$ 2.87 C
Institutional Class
Actual	$ 1,000.00	$ 1,041.40	$ 2.89 B
Hypothetical A	$ 1,000.00	$ 1,022.09	$ 2.87 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period) for Asset Manager 20% and multiplied by 181/365 (to reflect the period October 2, 2006 to March 31, 2007) for Class A, T, B, C and Institutional Class.

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

In addition to the expenses noted above, the Fund also indirectly bears its proportionate shares of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of the most recent fiscal half-year ranged from less than .01% to .01%.

Annualized Expense Ratio
Class A	.85%
Class T	1.10%
Class B	1.63%
Class C	1.65%
Asset Manager 20%	.57%
Institutional Class	.57%

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.

Top Five Bond Issuers as of March 31, 2007
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	11.7	13.5
U.S. Treasury Obligations	6.6	6.0
Freddie Mac	3.6	3.6
Government National Mortgage Association	1.0	0.9
Credit Suisse First Boston Mortgage Securities Corp.	0.9	0.2
	23.8
Quality Diversification (% of fund's net assets)
As of March 31, 2007	As of September 30, 2006
U.S.Government and U.S.Government Agency Obligations 24.5%	U.S.Government and U.S.Government Agency Obligations 26.9%
AAA,AA,A 16.1%	AAA,AA,A 11.2%
BBB 7.4%	BBB 9.0%
BB and Below 6.0%	BB and Below 7.5%
Not Rated 1.1%	Not Rated 1.4%
Equities 19.6%	Equities 19.7%
Short-Term Investments and Net Other Assets 25.3%	Short-Term Investments and Net Other Assets 24.3%

We have used ratings from Moody's ® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of March 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	0.4	0.5
Procter & Gamble Co.	0.3	0.2
AT&T, Inc.	0.3	0.2
American International Group, Inc.	0.3	0.4
JPMorgan Chase & Co.	0.2	0.2
	1.5
Asset Allocation (% of fund's net assets)
As of March 31, 2007	As of September 30, 2006
Stock class and Equity Futures 19.5%	Stock class and Equity Futures 19.7%
Bond class 56.6%	Bond class 55.3%
Short-term class 23.9%	Short-term class 25.0%

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Investment Summary

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2007
% of fund's net assets
Equity Holdings
Equity Sector Central Funds
Fidelity Financials Central Fund	4.0
Fidelity Information Technology Central Fund	2.8
Fidelity Consumer Discretionary Central Fund	2.2
Fidelity Health Care Central Fund	2.2
Fidelity Industrials Central Fund	2.0
Fidelity Energy Central Fund	1.9
Fidelity Consumer Staples Central Fund	1.6
Fidelity Materials Central Fund	0.7
Fidelity Utilities Central Fund	0.7
Fidelity Telecom Services Central Fund	0.6
Total Equity Sector Central Funds	18.7
Fixed-Income Central Funds
Investment Grade Fixed-Income Funds	43.8
High Yield Fixed-Income Funds	6.1
Total Fixed-Income Central Funds	49.9
Money Market Central Funds	25.8
Other Short-Term Investments and Net Other Assets	5.6
Total	100.0
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds was 7.2% of net assets.

For an unaudited list of holdings for each Equity and Fixed-Income Central Fund, visit fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports.

Semiannual Report

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Equity Sector Central Funds - 18.7%
	Shares	Value (000s)
Fidelity Consumer Discretionary Central Fund (c)	405,204	$ 50,614
Fidelity Consumer Staples Central Fund (c)	316,700	35,987
Fidelity Energy Central Fund (c)	381,282	42,982
Fidelity Financials Central Fund (c)	826,402	92,978
Fidelity Health Care Central Fund (c)	466,385	50,878
Fidelity Industrials Central Fund (c)	413,799	47,554
Fidelity Information Technology Central Fund (c)	520,499	65,781
Fidelity Materials Central Fund (c)	121,156	15,325
Fidelity Telecom Services Central Fund (c)	109,601	14,636
Fidelity Utilities Central Fund (c)	139,660	17,051
TOTAL EQUITY SECTOR CENTRAL FUNDS (Cost $374,494)		433,786
Fixed-Income Central Funds - 49.9%

Investment Grade Fixed-Income Funds - 43.8%
Fidelity Tactical Income Central Fund (c)	10,296,430	1,017,081
High Yield Fixed-Income Funds - 6.1%
Fidelity Floating Rate Central Fund (c)	628,271	63,305
Fidelity High Income Central Fund 1 (c)	765,814	77,462
TOTAL HIGH YIELD FIXED-INCOME FUNDS		140,767
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,143,890)		1,157,848
Money Market Central Funds - 25.8%

Fidelity Cash Central Fund, 5.41% (a)	464,271,136	464,271
Fidelity Money Market Central Fund, 5.41% (a)	135,550,134	135,550
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $599,821)		599,821
U.S. Treasury Obligations - 0.1%
	Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 5% to 5.02% 4/5/07 (b) (Cost $929)	$ 930	930
Cash Equivalents - 5.2%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 5.14%, dated 3/30/07 due 4/2/07 (Collateralized by U.S. Treasury Obligations) # (Cost $121,406)	$ 121,458	$ 121,406
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $2,240,540)		2,313,791
NET OTHER ASSETS - 0.3%		8,052
NET ASSETS - 100%		$ 2,321,843
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
63 S&P 500 Index Contracts	June 2007	$ 22,541	$ 186

The face value of futures purchased as a percentage of net assets - 1%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $930,000.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/Counterparty	Value (Amounts in thousands)
$121,406,000 due 4/02/07 at 5.14%
BNP Paribas Securities Corp.	$ 83,851
Bear Stearns & Co., Inc.	18,388
HSBC Securities (USA), Inc.	779
Merrill Lynch Government Securities, Inc.	18,388
$ 121,406
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 11,881
Fidelity Consumer Discretionary Central Fund	456
Fidelity Consumer Staples Central Fund	357
Fidelity Energy Central Fund	257
Fidelity Financials Central Fund	981
Fidelity Floating Rate Central Fund	2,365
Fidelity Health Care Central Fund	417
Fidelity High Income Central Fund 1	3,924
Fidelity Industrials Central Fund	414
Fidelity Information Technology Central Fund	113
Fidelity Materials Central Fund	175
Fidelity Money Market Central Fund	3,639
Fidelity Tactical Income Central Fund	24,861
Fidelity Telecom Services Central Fund	159
Fidelity Utilities Central Fund	207
Total	$ 50,206

Affiliated Central Funds - continued
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 47,952	$ -	$ 1,724	$ 50,614	6.4%
Fidelity Consumer Staples Central Fund	34,712	-	1,679	35,987	6.4%
Fidelity Energy Central Fund	37,554	-	520	42,982	6.4%
Fidelity Financials Central Fund	93,331	-	4,414	92,978	6.4%
Fidelity Floating Rate Central Fund	63,028	-	-	63,305	3.0%
Fidelity Health Care Central Fund	52,438	-	3,042	50,878	6.4%
Fidelity High Income Central Fund 1	104,532	-	30,033	77,462	12.8%
Fidelity Industrials Central Fund	45,811	-	1,795	47,554	6.4%
Fidelity Information Technology Central Fund	64,215	-	3,991	65,781	6.4%
Fidelity Materials Central Fund	12,878	-	320	15,325	6.4%
Fidelity Tactical Income Central Fund	944,066	69,964	-	1,017,081	19.5%
Fidelity Telecom Services Central Fund	13,285	-	765	14,636	6.4%
Fidelity Utilities Central Fund	15,266	-	1,145	17,051	6.4%
Total	$ 1,529,068	$ 69,964	$ 49,428	$ 1,591,634

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $121,406) - See accompanying schedule: Unaffiliated issuers (cost $122,335)	$ 122,336
Fidelity Central Funds (cost $2,118,205)	2,191,455
Total Investments (cost $2,240,540)		$ 2,313,791
Receivable for fund shares sold		3,925
Dividends receivable		5
Distributions receivable from Fidelity Central Funds		8,102
Prepaid expenses		8
Other receivables		8
Total assets		2,325,839

Liabilities
Payable for fund shares redeemed	$ 2,889
Accrued management fee	799
Transfer agent fee payable	206
Distribution fees payable	1
Payable for daily variation on futures contracts	5
Other affiliated payables	63
Other payables and accrued expenses	33
Total liabilities		3,996

Net Assets		$ 2,321,843
Net Assets consist of:
Paid in capital		$ 2,244,906
Undistributed net investment income		10,400
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,900)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		73,437
Net Assets		$ 2,321,843

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	March 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($811 ÷ 63.51 shares)	$ 12.77

Maximum offering price per share (100/94.25 of $12.77)	$ 13.55
Class T: Net Asset Value and redemption price per share ($688.32 ÷ 53.95 shares)	$ 12.76

Maximum offering price per share (100/96.50 of $12.76)	$ 13.22
Class B: Net Asset Value and offering price per share ($319.20 ÷ 25.03 shares)A	$ 12.75

Class C: Net Asset Value and offering price per share ($462.26 ÷ 36.26 shares)A	$ 12.75

Asset Manager 20%: Net Asset Value, offering price and redemption price per share ($2,319,339 ÷ 181,472.25 shares)	$ 12.78

Institutional Class: Net Asset Value, offering price and redemption price per share ($224 ÷ 17.53 shares)	$ 12.78

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended March 31, 2007 (Unaudited)

Investment Income
Interest		$ 2,040
Income from Fidelity Central Funds		50,206
Total income		52,246

Expenses
Management fee	$ 4,652
Transfer agent fees	1,225
Distribution fees	3
Accounting fees and expenses	357
Independent trustees' compensation	4
Registration fees	105
Audit	40
Legal	14
Miscellaneous	5
Total expenses before reductions	6,405
Expense reductions	(107)	6,298
Net investment income (loss)		45,948
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	314
Fidelity Central Funds	4,667
Futures contracts	15
Total net realized gain (loss)		4,996
Change in net unrealized appreciation (depreciation) on: Investment securities	37,362
Futures contracts	(3)
Total change in net unrealized appreciation (depreciation)		37,359
Net gain (loss)		42,355
Net increase (decrease) in net assets resulting from operations		$ 88,303

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended March 31, 2007 (Unaudited)	Year ended September 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 45,948	$ 69,932
Net realized gain (loss)	4,996	103,946
Change in net unrealized appreciation (depreciation)	37,359	(47,468)
Net increase (decrease) in net assets resulting from operations	88,303	126,410
Distributions to shareholders from net investment income	(48,734)	(64,555)
Distributions to shareholders from net realized gain	(97,648)	(38,711)
Total distributions	(146,382)	(103,266)
Share transactions - net increase (decrease)	249,172	383,568
Total increase (decrease) in net assets	191,093	406,712

Net Assets
Beginning of period	2,130,750	1,724,038
End of period (including undistributed net investment income of $10,400 and undistributed net investment income of $13,186, respectively)	$ 2,321,843	$ 2,130,750

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended March 31, 2007
(Unaudited) G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.24
Net realized and unrealized gain (loss)	.27
Total from investment operations	.51
Distributions from net investment income	(.28)
Distributions from net realized gain	(.59)
Total distributions	(.87)
Net asset value, end of period	$ 12.77
Total Return B, C, D	3.96%
Ratios to Average Net Assets H
Expenses before reductions	.85% A
Expenses net of fee waivers, if any	.85%A
Expenses net of all reductions	.84%A
Net investment income (loss)	3.85%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 811
Portfolio turnover rate F	6%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended March 31, 2007
(Unaudited) G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.23
Net realized and unrealized gain (loss)	.26
Total from investment operations	.49
Distributions from net investment income	(.27)
Distributions from net realized gain	(.59)
Total distributions	(.86)
Net asset value, end of period	$ 12.76
Total Return B, C, D	3.85%
Ratios to Average Net Assets H
Expenses before reductions	1.10%A
Expenses net of fee waivers, if any	1.10%A
Expenses net of all reductions	1.10%A
Net investment income (loss)	3.60%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 688
Portfolio turnover rate F	6% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended March 31, 2007
(Unaudited) G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.20
Net realized and unrealized gain (loss)	.25
Total from investment operations	.45
Distributions from net investment income	(.24)
Distributions from net realized gain	(.59)
Total distributions	(.83)
Net asset value, end of period	$ 12.75
Total Return B, C, D	3.54%
Ratios to Average Net Assets H
Expenses before reductions	1.63%A
Expenses net of fee waivers, if any	1.63%A
Expenses net of all reductions	1.63%A
Net investment income (loss)	3.07%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 319
Portfolio turnover rate F	6%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended March 31, 2007
(Unaudited) G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.19
Net realized and unrealized gain (loss)	.27
Total from investment operations	.46
Distributions from net investment income	(.25)
Distributions from net realized gain	(.59)
Total distributions	(.84)
Net asset value, end of period	$ 12.75
Total Return B, C, D	3.59%
Ratios to Average Net Assets H
Expenses before reductions	1.65%A
Expenses net of fee waivers, if any	1.65%A
Expenses net of all reductions	1.64%A
Net investment income (loss)	3.06%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 462
Portfolio turnover rate F	6%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 20%

	Six months ended March 31, 2007	Years ended September 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 13.14	$ 13.00	$ 12.25	$ 11.80	$ 10.61	$ 11.13
Income from Investment Operations
Net investment income (loss) D	.27	.46	.33	.23	.30	.43
Net realized and unrealized gain (loss)	.25	.39	.74	.45	1.19	(.52)
Total from investment operations	.52	.85	1.07	.68	1.49	(.09)
Distributions from net investment income	(.29)	(.43)	(.32)	(.23)	(.30)	(.43)
Distributions from net realized gain	(.59)	(.28)	-	-	-	-
Total distributions	(.88)	(.71)	(.32)	(.23)	(.30)	(.43)
Net asset value, end of period	$ 12.78	$ 13.14	$ 13.00	$ 12.25	$ 11.80	$ 10.61
Total Return B, C	4.07%	6.77%	8.85%	5.80%	14.26%	(.92)%
Ratios to Average Net Assets F
Expenses before reductions	.58%A	.58%	.60%	.63%	.64%	.64%
Expenses net of fee waivers, if any	.57%A	.58%	.60%	.63%	.64%	.64%
Expenses net of all reductions	.57%A	.57%	.58%	.61%	.61%	.63%
Net investment income (loss)	4.13%A	3.58%	2.64%	1.86%	2.69%	3.90%
Supplemental Data
Net assets, end of period (in millions)	$ 2,319	$ 2,131	$ 1,724	$ 1,395	$ 971	$ 849
Portfolio turnover rate E	6%A	81% G	81% G	232%	276%	164%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended March 31, 2007
(Unaudited) F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.13
Income from Investment Operations
Net investment income (loss) D	.26
Net realized and unrealized gain (loss)	.27
Total from investment operations	.53
Distributions from net investment income	(.29)
Distributions from net realized gain	(.59)
Total distributions	(.88)
Net asset value, end of period	$ 12.78
Total Return B, C	4.14%
Ratios to Average Net AssetsG
Expenses before reductions	.57% A
Expenses net of fee waivers, if any	.57%A
Expenses net of all reductions	.56%A
Net investment income (loss)	4.13%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 224
Portfolio turnover rate E	6%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 2, 2006 (commencement of sale of shares) to March 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2007 (Unaudited)

1. Organization.

Fidelity Asset Manager 20% (the Fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Asset Manager 20% and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. The Fund commenced sale of shares of Class A, Class T, Class B, Class C, and Institutional Class and the existing class was designated Asset Manager 20% on October 2, 2006. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's website, www.sec.gov, or upon request.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Equity Sector Central Funds	Fidelity Management & Research Company, Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Repurchase Agreements Restricted Securities	Less than .01% to ..01%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity Tactical Income Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements	Less than .01%
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01% to ..01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign

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3. Significant Accounting Policies - continued

Foreign Currency - continued

currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statements of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's net asset value. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .01%.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, losses deferred due to wash sales and foreign currency transactions.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 73,250,782
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ 73,250,782
Cost for federal income tax purposes	$ 2,240,539,809

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $69,964,227 and $49,741,310, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .42% of the Fund's average net assets.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Asset Manager 20% and Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 281	$ 126
Class T	.25%	.25%	808	249
Class B	.75%	.25%	1,028	899
Class C	.75%	.25%	1,092	1,037
			$ 3,209	$ 2,311

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

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6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 707
Class T	125
$ 832

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Asset Manager 20%. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Asset Manager 20% shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 154.13
Class T	210.13
Class B	161.16
Class C	195.18
Asset Manager 20%	1,223,747.11
Institutional Class	60.10
	$ 1,224,527

* Annualized

Accounting Fees. FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $3,741 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Asset Manager 20% operating expenses. During the period, this reimbursement reduced the class' expenses by $56,925.

Many of the brokers with whom FMR places trades on behalf of the Fund and the Equity Sector Central Funds provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $7,786 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,160. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class C	4
Asset Manager 20%	34,685
$ 34,689

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity

Semiannual Report

9. Other - continued

mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2007 A	Year ended September 30, 2006
From net investment income
Class A	$ 3,371	$ -
Class T	6,802	-
Class B	3,452	-
Class C	3,844	-
Asset Manager 20%	48,714,057	64,555,177
Institutional Class	2,246	-
Total	$ 48,733,772	$ 64,555,177
From net realized gain
Class A	$ 5,081	$ -
Class T	20,043	-
Class B	9,970	-
Class C	9,436	-
Asset Manager 20%	97,599,263	38,710,573
Institutional Class	4,530	-
Total	$ 97,648,323	$ 38,710,573

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 2, 2006 (commencement of sale of shares) to March 31, 2007.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2007A	Year ended September 30, 2006	Six months ended March 31, 2007A	Year ended September 30, 2006
Class A
Shares sold	66,968	-	$ 856,392	$ -
Reinvestment of distributions	665	-	8,453	-
Shares redeemed	(4,128)	-	(52,832)	-
Net increase (decrease)	63,505	-	$ 812,013	$ -
Class T
Shares sold	56,266	-	$ 735,887	$ -
Reinvestment of distributions	2,071	-	26,254	-
Shares redeemed	(4,390)	-	(55,749)	-
Net increase (decrease)	53,947	-	$ 706,392	$ -
Class B
Shares sold	24,625	-	$ 321,516	$ -
Reinvestment of distributions	978	-	12,405	-
Shares redeemed	(570)	-	(7,238)	-
Net increase (decrease)	25,033	-	$ 326,683	$ -
Class C
Shares sold	39,481	-	$ 510,657	$ -
Reinvestment of distributions	766	-	9,727	-
Shares redeemed	(3,987)	-	(50,662)	-
Net increase (decrease)	36,260	-	$ 469,722	$ -
Asset Manager 20%
Shares sold	29,300,461	58,821,375	$ 378,268,414	$ 762,877,913
Reinvestment of distributions	11,064,515	7,686,827	140,789,126	98,885,268
Shares redeemed	(21,049,797)	(36,921,374)	(272,427,194)	(478,193,593)
Net increase (decrease)	19,315,179	29,586,828	$ 246,630,346	$ 383,569,588
Institutional Class
Shares sold	16,996	-	$ 219,218	$ -
Reinvestment of distributions	532	-	6,776	-
Net increase (decrease)	17,528	-	$ 225,994	$ -

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 2, 2006 (commencement of sale of shares) to March 31, 2007.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Research & Analysis Co. (FRAC)

(formerly known as Fidelity

Management & Research

(Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment

Advisors

Fidelity International Investment

Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AAM20-USAN-0507
1.834318.100

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Asset Manager 20% -

Institutional Class

Semiannual Report

March 31, 2007

Institutional Class is a class of
Fidelity Asset Manager® 20%

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investment Summary	<Click Here>	A summary of the fund's holdings.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006 to March 31, 2007) for Asset Manager 20% and for the entire period (October 2, 2006 to March 31, 2007) for Class A, T, B, C and Institutional Class. The hypothetical expense Example is based on an investment of $1,000 invested for the one half year period (October 1, 2006 to March 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value March 31, 2007	Expenses Paid During Period
Class A
Actual	$ 1,000.00	$ 1,039.60	$ 4.30 B
Hypothetical A	$ 1,000.00	$ 1,020.69	$ 4.28 C
Class T
Actual	$ 1,000.00	$ 1,038.50	$ 5.56 B
Hypothetical A	$ 1,000.00	$ 1,019.45	$ 5.54 C
Class B
Actual	$ 1,000.00	$ 1,035.40	$ 8.23 B
Hypothetical A	$ 1,000.00	$ 1,016.80	$ 8.20 C
Class C
Actual	$ 1,000.00	$ 1,035.90	$ 8.33 B
Hypothetical A	$ 1,000.00	$ 1,016.70	$ 8.30 C
Asset Manager 20%
Actual	$ 1,000.00	$ 1,040.70	$ 2.90 B
Hypothetical A	$ 1,000.00	$ 1,022.09	$ 2.87 C
Institutional Class
Actual	$ 1,000.00	$ 1,041.40	$ 2.89 B
Hypothetical A	$ 1,000.00	$ 1,022.09	$ 2.87 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period) for Asset Manager 20% and multiplied by 181/365 (to reflect the period October 2, 2006 to March 31, 2007) for Class A, T, B, C and Institutional Class.

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

In addition to the expenses noted above, the Fund also indirectly bears its proportionate shares of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of the most recent fiscal half-year ranged from less than .01% to .01%.

Annualized Expense Ratio
Class A	.85%
Class T	1.10%
Class B	1.63%
Class C	1.65%
Asset Manager 20%	.57%
Institutional Class	.57%

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.

Top Five Bond Issuers as of March 31, 2007
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	11.7	13.5
U.S. Treasury Obligations	6.6	6.0
Freddie Mac	3.6	3.6
Government National Mortgage Association	1.0	0.9
Credit Suisse First Boston Mortgage Securities Corp.	0.9	0.2
	23.8
Quality Diversification (% of fund's net assets)
As of March 31, 2007	As of September 30, 2006
U.S.Government and U.S.Government Agency Obligations 24.5%	U.S.Government and U.S.Government Agency Obligations 26.9%
AAA,AA,A 16.1%	AAA,AA,A 11.2%
BBB 7.4%	BBB 9.0%
BB and Below 6.0%	BB and Below 7.5%
Not Rated 1.1%	Not Rated 1.4%
Equities 19.6%	Equities 19.7%
Short-Term Investments and Net Other Assets 25.3%	Short-Term Investments and Net Other Assets 24.3%

We have used ratings from Moody's ® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of March 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	0.4	0.5
Procter & Gamble Co.	0.3	0.2
AT&T, Inc.	0.3	0.2
American International Group, Inc.	0.3	0.4
JPMorgan Chase & Co.	0.2	0.2
	1.5
Asset Allocation (% of fund's net assets)
As of March 31, 2007	As of September 30, 2006
Stock class and Equity Futures 19.5%	Stock class and Equity Futures 19.7%
Bond class 56.6%	Bond class 55.3%
Short-term class 23.9%	Short-term class 25.0%

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Investment Summary

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2007
% of fund's net assets
Equity Holdings
Equity Sector Central Funds
Fidelity Financials Central Fund	4.0
Fidelity Information Technology Central Fund	2.8
Fidelity Consumer Discretionary Central Fund	2.2
Fidelity Health Care Central Fund	2.2
Fidelity Industrials Central Fund	2.0
Fidelity Energy Central Fund	1.9
Fidelity Consumer Staples Central Fund	1.6
Fidelity Materials Central Fund	0.7
Fidelity Utilities Central Fund	0.7
Fidelity Telecom Services Central Fund	0.6
Total Equity Sector Central Funds	18.7
Fixed-Income Central Funds
Investment Grade Fixed-Income Funds	43.8
High Yield Fixed-Income Funds	6.1
Total Fixed-Income Central Funds	49.9
Money Market Central Funds	25.8
Other Short-Term Investments and Net Other Assets	5.6
Total	100.0
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds was 7.2% of net assets.

For an unaudited list of holdings for each Equity and Fixed-Income Central Fund, visit fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports.

Semiannual Report

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Equity Sector Central Funds - 18.7%
	Shares	Value (000s)
Fidelity Consumer Discretionary Central Fund (c)	405,204	$ 50,614
Fidelity Consumer Staples Central Fund (c)	316,700	35,987
Fidelity Energy Central Fund (c)	381,282	42,982
Fidelity Financials Central Fund (c)	826,402	92,978
Fidelity Health Care Central Fund (c)	466,385	50,878
Fidelity Industrials Central Fund (c)	413,799	47,554
Fidelity Information Technology Central Fund (c)	520,499	65,781
Fidelity Materials Central Fund (c)	121,156	15,325
Fidelity Telecom Services Central Fund (c)	109,601	14,636
Fidelity Utilities Central Fund (c)	139,660	17,051
TOTAL EQUITY SECTOR CENTRAL FUNDS (Cost $374,494)		433,786
Fixed-Income Central Funds - 49.9%

Investment Grade Fixed-Income Funds - 43.8%
Fidelity Tactical Income Central Fund (c)	10,296,430	1,017,081
High Yield Fixed-Income Funds - 6.1%
Fidelity Floating Rate Central Fund (c)	628,271	63,305
Fidelity High Income Central Fund 1 (c)	765,814	77,462
TOTAL HIGH YIELD FIXED-INCOME FUNDS		140,767
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,143,890)		1,157,848
Money Market Central Funds - 25.8%

Fidelity Cash Central Fund, 5.41% (a)	464,271,136	464,271
Fidelity Money Market Central Fund, 5.41% (a)	135,550,134	135,550
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $599,821)		599,821
U.S. Treasury Obligations - 0.1%
	Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 5% to 5.02% 4/5/07 (b) (Cost $929)	$ 930	930
Cash Equivalents - 5.2%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 5.14%, dated 3/30/07 due 4/2/07 (Collateralized by U.S. Treasury Obligations) # (Cost $121,406)	$ 121,458	$ 121,406
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $2,240,540)		2,313,791
NET OTHER ASSETS - 0.3%		8,052
NET ASSETS - 100%		$ 2,321,843
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
63 S&P 500 Index Contracts	June 2007	$ 22,541	$ 186

The face value of futures purchased as a percentage of net assets - 1%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $930,000.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/Counterparty	Value (Amounts in thousands)
$121,406,000 due 4/02/07 at 5.14%
BNP Paribas Securities Corp.	$ 83,851
Bear Stearns & Co., Inc.	18,388
HSBC Securities (USA), Inc.	779
Merrill Lynch Government Securities, Inc.	18,388
$ 121,406
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 11,881
Fidelity Consumer Discretionary Central Fund	456
Fidelity Consumer Staples Central Fund	357
Fidelity Energy Central Fund	257
Fidelity Financials Central Fund	981
Fidelity Floating Rate Central Fund	2,365
Fidelity Health Care Central Fund	417
Fidelity High Income Central Fund 1	3,924
Fidelity Industrials Central Fund	414
Fidelity Information Technology Central Fund	113
Fidelity Materials Central Fund	175
Fidelity Money Market Central Fund	3,639
Fidelity Tactical Income Central Fund	24,861
Fidelity Telecom Services Central Fund	159
Fidelity Utilities Central Fund	207
Total	$ 50,206

Affiliated Central Funds - continued
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 47,952	$ -	$ 1,724	$ 50,614	6.4%
Fidelity Consumer Staples Central Fund	34,712	-	1,679	35,987	6.4%
Fidelity Energy Central Fund	37,554	-	520	42,982	6.4%
Fidelity Financials Central Fund	93,331	-	4,414	92,978	6.4%
Fidelity Floating Rate Central Fund	63,028	-	-	63,305	3.0%
Fidelity Health Care Central Fund	52,438	-	3,042	50,878	6.4%
Fidelity High Income Central Fund 1	104,532	-	30,033	77,462	12.8%
Fidelity Industrials Central Fund	45,811	-	1,795	47,554	6.4%
Fidelity Information Technology Central Fund	64,215	-	3,991	65,781	6.4%
Fidelity Materials Central Fund	12,878	-	320	15,325	6.4%
Fidelity Tactical Income Central Fund	944,066	69,964	-	1,017,081	19.5%
Fidelity Telecom Services Central Fund	13,285	-	765	14,636	6.4%
Fidelity Utilities Central Fund	15,266	-	1,145	17,051	6.4%
Total	$ 1,529,068	$ 69,964	$ 49,428	$ 1,591,634

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $121,406) - See accompanying schedule: Unaffiliated issuers (cost $122,335)	$ 122,336
Fidelity Central Funds (cost $2,118,205)	2,191,455
Total Investments (cost $2,240,540)		$ 2,313,791
Receivable for fund shares sold		3,925
Dividends receivable		5
Distributions receivable from Fidelity Central Funds		8,102
Prepaid expenses		8
Other receivables		8
Total assets		2,325,839

Liabilities
Payable for fund shares redeemed	$ 2,889
Accrued management fee	799
Transfer agent fee payable	206
Distribution fees payable	1
Payable for daily variation on futures contracts	5
Other affiliated payables	63
Other payables and accrued expenses	33
Total liabilities		3,996

Net Assets		$ 2,321,843
Net Assets consist of:
Paid in capital		$ 2,244,906
Undistributed net investment income		10,400
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,900)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		73,437
Net Assets		$ 2,321,843

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	March 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($811 ÷ 63.51 shares)	$ 12.77

Maximum offering price per share (100/94.25 of $12.77)	$ 13.55
Class T: Net Asset Value and redemption price per share ($688.32 ÷ 53.95 shares)	$ 12.76

Maximum offering price per share (100/96.50 of $12.76)	$ 13.22
Class B: Net Asset Value and offering price per share ($319.20 ÷ 25.03 shares)A	$ 12.75

Class C: Net Asset Value and offering price per share ($462.26 ÷ 36.26 shares)A	$ 12.75

Asset Manager 20%: Net Asset Value, offering price and redemption price per share ($2,319,339 ÷ 181,472.25 shares)	$ 12.78

Institutional Class: Net Asset Value, offering price and redemption price per share ($224 ÷ 17.53 shares)	$ 12.78

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended March 31, 2007 (Unaudited)

Investment Income
Interest		$ 2,040
Income from Fidelity Central Funds		50,206
Total income		52,246

Expenses
Management fee	$ 4,652
Transfer agent fees	1,225
Distribution fees	3
Accounting fees and expenses	357
Independent trustees' compensation	4
Registration fees	105
Audit	40
Legal	14
Miscellaneous	5
Total expenses before reductions	6,405
Expense reductions	(107)	6,298
Net investment income (loss)		45,948
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	314
Fidelity Central Funds	4,667
Futures contracts	15
Total net realized gain (loss)		4,996
Change in net unrealized appreciation (depreciation) on: Investment securities	37,362
Futures contracts	(3)
Total change in net unrealized appreciation (depreciation)		37,359
Net gain (loss)		42,355
Net increase (decrease) in net assets resulting from operations		$ 88,303

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended March 31, 2007 (Unaudited)	Year ended September 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 45,948	$ 69,932
Net realized gain (loss)	4,996	103,946
Change in net unrealized appreciation (depreciation)	37,359	(47,468)
Net increase (decrease) in net assets resulting from operations	88,303	126,410
Distributions to shareholders from net investment income	(48,734)	(64,555)
Distributions to shareholders from net realized gain	(97,648)	(38,711)
Total distributions	(146,382)	(103,266)
Share transactions - net increase (decrease)	249,172	383,568
Total increase (decrease) in net assets	191,093	406,712

Net Assets
Beginning of period	2,130,750	1,724,038
End of period (including undistributed net investment income of $10,400 and undistributed net investment income of $13,186, respectively)	$ 2,321,843	$ 2,130,750

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended March 31, 2007
(Unaudited) G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.24
Net realized and unrealized gain (loss)	.27
Total from investment operations	.51
Distributions from net investment income	(.28)
Distributions from net realized gain	(.59)
Total distributions	(.87)
Net asset value, end of period	$ 12.77
Total Return B, C, D	3.96%
Ratios to Average Net Assets H
Expenses before reductions	.85% A
Expenses net of fee waivers, if any	.85%A
Expenses net of all reductions	.84%A
Net investment income (loss)	3.85%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 811
Portfolio turnover rate F	6%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended March 31, 2007
(Unaudited) G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.23
Net realized and unrealized gain (loss)	.26
Total from investment operations	.49
Distributions from net investment income	(.27)
Distributions from net realized gain	(.59)
Total distributions	(.86)
Net asset value, end of period	$ 12.76
Total Return B, C, D	3.85%
Ratios to Average Net Assets H
Expenses before reductions	1.10%A
Expenses net of fee waivers, if any	1.10%A
Expenses net of all reductions	1.10%A
Net investment income (loss)	3.60%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 688
Portfolio turnover rate F	6% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended March 31, 2007
(Unaudited) G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.20
Net realized and unrealized gain (loss)	.25
Total from investment operations	.45
Distributions from net investment income	(.24)
Distributions from net realized gain	(.59)
Total distributions	(.83)
Net asset value, end of period	$ 12.75
Total Return B, C, D	3.54%
Ratios to Average Net Assets H
Expenses before reductions	1.63%A
Expenses net of fee waivers, if any	1.63%A
Expenses net of all reductions	1.63%A
Net investment income (loss)	3.07%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 319
Portfolio turnover rate F	6%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended March 31, 2007
(Unaudited) G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.19
Net realized and unrealized gain (loss)	.27
Total from investment operations	.46
Distributions from net investment income	(.25)
Distributions from net realized gain	(.59)
Total distributions	(.84)
Net asset value, end of period	$ 12.75
Total Return B, C, D	3.59%
Ratios to Average Net Assets H
Expenses before reductions	1.65%A
Expenses net of fee waivers, if any	1.65%A
Expenses net of all reductions	1.64%A
Net investment income (loss)	3.06%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 462
Portfolio turnover rate F	6%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 20%

	Six months ended March 31, 2007	Years ended September 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 13.14	$ 13.00	$ 12.25	$ 11.80	$ 10.61	$ 11.13
Income from Investment Operations
Net investment income (loss) D	.27	.46	.33	.23	.30	.43
Net realized and unrealized gain (loss)	.25	.39	.74	.45	1.19	(.52)
Total from investment operations	.52	.85	1.07	.68	1.49	(.09)
Distributions from net investment income	(.29)	(.43)	(.32)	(.23)	(.30)	(.43)
Distributions from net realized gain	(.59)	(.28)	-	-	-	-
Total distributions	(.88)	(.71)	(.32)	(.23)	(.30)	(.43)
Net asset value, end of period	$ 12.78	$ 13.14	$ 13.00	$ 12.25	$ 11.80	$ 10.61
Total Return B, C	4.07%	6.77%	8.85%	5.80%	14.26%	(.92)%
Ratios to Average Net Assets F
Expenses before reductions	.58%A	.58%	.60%	.63%	.64%	.64%
Expenses net of fee waivers, if any	.57%A	.58%	.60%	.63%	.64%	.64%
Expenses net of all reductions	.57%A	.57%	.58%	.61%	.61%	.63%
Net investment income (loss)	4.13%A	3.58%	2.64%	1.86%	2.69%	3.90%
Supplemental Data
Net assets, end of period (in millions)	$ 2,319	$ 2,131	$ 1,724	$ 1,395	$ 971	$ 849
Portfolio turnover rate E	6%A	81% G	81% G	232%	276%	164%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended March 31, 2007
(Unaudited) F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.13
Income from Investment Operations
Net investment income (loss) D	.26
Net realized and unrealized gain (loss)	.27
Total from investment operations	.53
Distributions from net investment income	(.29)
Distributions from net realized gain	(.59)
Total distributions	(.88)
Net asset value, end of period	$ 12.78
Total Return B, C	4.14%
Ratios to Average Net AssetsG
Expenses before reductions	.57% A
Expenses net of fee waivers, if any	.57%A
Expenses net of all reductions	.56%A
Net investment income (loss)	4.13%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 224
Portfolio turnover rate E	6%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 2, 2006 (commencement of sale of shares) to March 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2007 (Unaudited)

1. Organization.

Fidelity Asset Manager 20% (the Fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Asset Manager 20% and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. The Fund commenced sale of shares of Class A, Class T, Class B, Class C, and Institutional Class and the existing class was designated Asset Manager 20% on October 2, 2006. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's website, www.sec.gov, or upon request.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Equity Sector Central Funds	Fidelity Management & Research Company, Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Repurchase Agreements Restricted Securities	Less than .01% to ..01%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity Tactical Income Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements	Less than .01%
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01% to ..01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statements of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's net asset value. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .01%.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, losses deferred due to wash sales and foreign currency transactions.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 73,250,782
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ 73,250,782
Cost for federal income tax purposes	$ 2,240,539,809

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $69,964,227 and $49,741,310, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .42% of the Fund's average net assets.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Asset Manager 20% and Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 281	$ 126
Class T	.25%	.25%	808	249
Class B	.75%	.25%	1,028	899
Class C	.75%	.25%	1,092	1,037
			$ 3,209	$ 2,311

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 707
Class T	125
$ 832

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Asset Manager 20%. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Asset Manager 20% shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 154.13
Class T	210.13
Class B	161.16
Class C	195.18
Asset Manager 20%	1,223,747.11
Institutional Class	60.10
	$ 1,224,527

* Annualized

Accounting Fees. FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $3,741 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Asset Manager 20% operating expenses. During the period, this reimbursement reduced the class' expenses by $56,925.

Many of the brokers with whom FMR places trades on behalf of the Fund and the Equity Sector Central Funds provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $7,786 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,160. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class C	4
Asset Manager 20%	34,685
$ 34,689

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity

Semiannual Report

9. Other - continued

mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2007 A	Year ended September 30, 2006
From net investment income
Class A	$ 3,371	$ -
Class T	6,802	-
Class B	3,452	-
Class C	3,844	-
Asset Manager 20%	48,714,057	64,555,177
Institutional Class	2,246	-
Total	$ 48,733,772	$ 64,555,177
From net realized gain
Class A	$ 5,081	$ -
Class T	20,043	-
Class B	9,970	-
Class C	9,436	-
Asset Manager 20%	97,599,263	38,710,573
Institutional Class	4,530	-
Total	$ 97,648,323	$ 38,710,573

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 2, 2006 (commencement of sale of shares) to March 31, 2007.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2007A	Year ended September 30, 2006	Six months ended March 31, 2007A	Year ended September 30, 2006
Class A
Shares sold	66,968	-	$ 856,392	$ -
Reinvestment of distributions	665	-	8,453	-
Shares redeemed	(4,128)	-	(52,832)	-
Net increase (decrease)	63,505	-	$ 812,013	$ -
Class T
Shares sold	56,266	-	$ 735,887	$ -
Reinvestment of distributions	2,071	-	26,254	-
Shares redeemed	(4,390)	-	(55,749)	-
Net increase (decrease)	53,947	-	$ 706,392	$ -
Class B
Shares sold	24,625	-	$ 321,516	$ -
Reinvestment of distributions	978	-	12,405	-
Shares redeemed	(570)	-	(7,238)	-
Net increase (decrease)	25,033	-	$ 326,683	$ -
Class C
Shares sold	39,481	-	$ 510,657	$ -
Reinvestment of distributions	766	-	9,727	-
Shares redeemed	(3,987)	-	(50,662)	-
Net increase (decrease)	36,260	-	$ 469,722	$ -
Asset Manager 20%
Shares sold	29,300,461	58,821,375	$ 378,268,414	$ 762,877,913
Reinvestment of distributions	11,064,515	7,686,827	140,789,126	98,885,268
Shares redeemed	(21,049,797)	(36,921,374)	(272,427,194)	(478,193,593)
Net increase (decrease)	19,315,179	29,586,828	$ 246,630,346	$ 383,569,588
Institutional Class
Shares sold	16,996	-	$ 219,218	$ -
Reinvestment of distributions	532	-	6,776	-
Net increase (decrease)	17,528	-	$ 225,994	$ -

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 2, 2006 (commencement of sale of shares) to March 31, 2007.

Semiannual Report

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Research & Analysis Co. (FRAC)

(formerly known as Fidelity

Management & Research

(Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment

Advisors

Fidelity International Investment

Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AAM20I-USAN-0507
1.834308.100

(Fidelity Investment logo)(registered trademark)

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Charles Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	May 30, 2007